UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767
______________________________________________

UBS Money Series
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2008

Item 1. Reports to Stockholders.

UBS Liquid Assets Fund
Annual Report
April 30, 2008

UBS Liquid Assets Fund

June 16, 2008

Dear shareholder,
We present you with the annual report for UBS Liquid Assets Fund (the “Fund”) for the 12 months ended April 30, 2008.

Performance
In an attempt to boost a weakening US economy, the Federal Reserve Board lowered the federal funds rate seven times during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) These decreases caused the yields of the securities in which the Fund invests to decline, lowering the Fund’s returns.	UBS Liquid Assets Fund

Investment goal:
 Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino*
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

The seven-day current yield for the Fund as of April 30, 2008 was 2.68% as compared to 4.91% on October 31, 2007 and 5.17% on April 30, 2007. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 8.)

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	The US economy, which had been fairly resilient during the middle of last year, weakened considerably during the 12-month period. After reporting that second and third quarter gross domestic product (“GDP”) growth was 3.8% and 4.9%, respectively, the US Department of Commerce said that GDP growth sank to just 0.6% in the fourth quarter of 2007. A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and tepid consumer and business spending.

The estimate for first quarter 2008 GDP growth was a weak 0.9%. Housing prices continued to fall, and credit conditions have remained

*	Note: A management change occurred during the reporting period. On March 20, 2008, Robert Sabatino, an executive director in UBS Global Asset Management (Americas) Inc.’s short duration fixed income group, assumed primary responsibility for UBS Liquid Assets Fund, replacing Michael Markowitz.

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UBS Liquid Assets Fund

tight due, in part, to the massive write-downs associated with subprime mortgages. While the job market had held up relatively well during the first half of the reporting period, it too has faltered. The US Labor Department announced that payrolls fell in each of the first four months of 2008. This represents the longest consecutive decline since 2003, with the unemployment rate reaching 5.1%, its highest level since September 2005.

Despite slowing growth, inflationary pressures are mounting. Typically, when economic growth slows, falling demand helps to temper rising prices. However, record high oil and rising food prices have caused inflation to remain elevated.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and issues in the subprime mortgage market?
A.	The Fed has been extremely aggressive in attempting to ease the credit crunch and keep the US economy from falling into a recession. As the problems and fallout from subprime mortgages escalated, the Fed moved into action by pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations. In mid-September 2007, the Fed reduced the federal funds rate from 5.25% to 4.75%, the first such cut since June 2003.

Since that time, the Fed has lowered rates on six additional occasions. At the end of the period, the fed funds rate was 2.00%—its lowest level since 2004. In conjunction with its latest rate cut in April 2008, the Fed stated, “Recent information indicates that economic activity remains weak. Household and business spending have been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

Q.	During the reporting period, events in the subprime market had a dramatic impact on financial markets. Did the Fund have direct exposure to the subprime mortgage market or collateralized debt obligations?
A.	The Fund did not have any direct exposure to collateralized debt obligations or the subprime mortgage market. Direct exposure to the subprime mortgage market would result from owning asset-backed commercial paper programs that are solely invested in subprime mortgages. All of the asset-backed commercial paper—indeed, all of the commercial paper—in which the Fund invests is, as it was at its

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UBS Liquid Assets Fund

time of purchase, rated in the highest (or “first tier”) ratings category (for example, A-1, P-1, or F-1) by at least two nationally recognized ratings services, or, if unrated, it was deemed to be of equivalent quality.*

All of the asset-backed commercial paper programs in which the Fund invested were sponsored by well-regarded, high-quality financial institutions. We continue to monitor the stresses in the fixed income markets closely, as well as trying to discern the indirect risks to the Fund. In these uncertain times, we have attempted to manage the Fund conservatively.

Q.	How did you position the Fund during the reporting period?
A.	At the beginning of the reporting period, we employed a “bulleted” strategy, which entails focusing on securities with particular maturities. We focused on purchasing those maturing within six to 12 months, which helped the Fund to capture yield opportunities during that period.

Later in the period, we employed a “barbell strategy” in which the maturities of securities in a portfolio are concentrated at opposite ends of the short-term yield curve. We continued to buy shorter-term securities, as we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities maturing within nine to 13 months.

When the troubles surfaced in the credit market in mid-August, we sought to increase liquidity by purchasing more overnight securities. Overall, the barbell strategy was a positive contributor to the Fund’s performance.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	The Fund’s portfolio remained diversified by both weighted average maturity and security type, which benefited performance. We held securities within a range of maturities, from overnight up to a number of months. In terms of security type, while we are able to generally hold up to 5% in any one security (subject to certain exceptions), we typically maintained a greater level of portfolio diversification over the reporting period. We accomplished this by investing in smaller positions, typically purchasing no more than 2%–3% in any one nongovernment issuer.

*	Examples of more well-known ratings services are Moody’s Investors Service, Standard and Poor’s (a division of The McGraw-Hill Companies) and Fitch Ratings.

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UBS Liquid Assets Fund

Q.	What types of securities did you emphasize over the period?
A.	As always, quality, liquidity and yield remained paramount in our selection process for the portfolio.

During the first part of the reporting period, a significant portion of the Fund was comprised of commercial paper. Our process led us to be highly selective in terms of the types of commercial paper held in the portfolio, which benefited performance during the reporting period. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.)

During the reporting period, we did not have any positions in single-seller commercial paper conduits or asset backed commercial paper programs solely backed by mortgages. Instead, we emphasized the more stable multi-seller commercial paper programs. To a lesser extent, the Fund also held certificates of deposit and short-term corporate obligations.

Toward the middle of the reporting period, we increased our exposure to repurchase agreements significantly as we sought to increase the Fund’s liquidity. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined price and time or upon demand.) These increases helped to reduce the Fund’s risk exposure. In response to turmoil in certain parts of the asset-backed commercial paper market during this time, we decreased our exposure to these securities and increased our exposure to US government and agency obligations and certificates of deposit.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Recent economic data suggests that the US economy may be headed for further contraction. As the financial market continues to be plagued by relatively lower liquidity, further write-downs at major investment banks appear likely. We believe that the Fed is concerned about inflationary pressures on the economy, and that inflation considerations will weigh on their decisions regarding the fed funds rate in the coming quarters. In response to the market conditions, we plan to continue to monitor economic data closely and actively manage the Fund’s portfolio as we seek to add value for our shareholders.

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UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President—UBS Money Series
UBS Liquid Assets Fund
Head Americas
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Liquid Assets Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2008. The views and opinions in the letter were current as of June 16, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 to April 30, 2008.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08

Actual	$1,000.00	$1,019.10	$0.40

Hypothetical (5% annual return before expenses)	1,000.00	1,024.47	0.40

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

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UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/08	10/31/07	04/30/07

Seven-day current yield(1)	2.68%	4.91%	5.17%

Seven-day effective yield(1)	2.71	5.03	5.30

Weighted average maturity(2)	53 days	43 days	48 days

Net assets (mm)	$2,093.7	$1,425.0	$658.0

Portfolio composition(3)	04/30/08	10/31/07	04/30/07

Commercial paper	29.9%	39.0%	63.6%

Certificates of deposit	22.0	13.1	12.9

US government and agency obligations	21.4	19.9	3.5

Repurchase agreements	18.4	21.1	3.1

Short-term corporate obligations	6.8	7.0	12.3

Bank notes	1.3	1.7	4.4

Other assets less liabilities	0.2	(1.8)	0.2

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

US government and agency obligations—21.42%

Federal Farm Credit Bank(1)
2.280%, due 05/01/08	$13,000,000	$12,999,284

2.330%, due 05/01/08	18,000,000	18,000,000

Federal Home Loan Bank
2.945%, due 05/18/08(1)	18,000,000	18,000,000

4.885%, due 08/20/08	8,800,000	8,803,854

5.100%, due 09/19/08	12,800,000	12,822,984

2.070%, due 09/30/08(2)	21,000,000	20,816,460

4.500%, due 11/05/08	13,500,000	13,500,000

2.560%, due 02/13/09	10,000,000	10,047,507

2.850%, due 03/04/09	16,350,000	16,349,312

2.310%, due 04/07/09	20,000,000	20,000,000

2.390%, due 04/30/09	18,000,000	18,000,000

Federal Home Loan Mortgage Corp.
2.680%, due 05/05/08(2)	20,000,000	19,994,044

4.165%, due 05/12/08(2)	15,000,000	14,980,910

2.816%, due 05/28/08(1)	40,000,000	39,979,573

2.536%, due 06/30/08(1)	5,000,000	4,998,671

1.680%, due 09/15/08(2)	19,000,000	18,878,527

4.300%, due 12/26/08	9,000,000	9,000,000

2.450%, due 04/09/09	24,500,000	24,500,000

Federal National Mortgage Association
2.450%, due 05/01/08(1)	25,000,000	25,000,000

2.665%, due 05/07/08(2)	50,000,000	49,977,792

4.165%, due 05/07/08(2)	8,000,000	7,994,447

2.380%, due 06/04/08(2)	10,000,000	9,977,522

2.110%, due 08/05/08(2)	22,000,000	21,876,213

US Treasury Bills(2)
3.145%, due 06/12/08	24,000,000	23,911,940

1.586%, due 09/11/08	8,000,000	7,953,125

Total US government and agency obligations (cost—$448,362,165)		448,362,165

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Bank notes—1.24%

Banking-US—1.24%
US Bank N.A.
2.700%, due 09/15/08	$11,000,000	$11,000,000

Wachovia Bank N.A. (Charlotte)
2.910%, due 07/04/08(1)	15,000,000	15,000,000

Total bank notes (cost—$26,000,000)		26,000,000

Certificates of deposit—21.95%

Banking-non-US—15.66%
Bank of Montreal
3.100%, due 07/31/08	9,000,000	9,001,408

2.950%, due 08/19/08	15,000,000	15,000,000

Bank of Scotland PLC
2.750%, due 06/03/08	40,000,000	40,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.790%, due 05/15/08	15,000,000	15,000,000

2.670%, due 05/19/08	10,000,000	10,000,000

Barclays Bank PLC
5.200%, due 06/16/08	5,000,000	5,000,000

3.000%, due 07/25/08	20,000,000	20,000,000

3.020%, due 02/23/09	12,000,000	12,000,000

Credit Suisse First Boston
4.850%, due 05/27/08	15,000,000	15,000,000

4.230%, due 07/08/08	15,000,000	15,000,000

Deutsche Bank AG(1)
2.155%, due 05/01/08	4,000,000	4,000,000

2.809%, due 06/23/08	15,000,000	15,000,000

Fortis Bank NV-SA
2.800%, due 05/05/08	12,000,000	12,000,000

2.760%, due 07/03/08	23,750,000	23,750,000

Natixis
5.365%, due 06/02/08	5,000,000	5,000,000

2.780%, due 06/16/08	22,000,000	22,000,000

2.600%, due 06/20/08	25,000,000	25,000,000

Norinchukin Bank Ltd.
3.010%, due 05/05/08	10,000,000	10,000,000

Royal Bank of Scotland
3.750%, due 07/18/08	30,000,000	30,000,000

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Svenska Handelsbanken
5.000%, due 10/09/08	$25,000,000	$25,000,000

		327,751,408

Banking-US—6.29%
American Express, Federal Savings Bank
2.830%, due 06/03/08	51,000,000	51,000,000

Bank of America N.A.
3.000%, due 05/20/08	25,000,000	24,999,853

Citibank N.A.
2.490%, due 06/19/08	20,000,000	20,000,000

PNC Bank N.A.
3.190%, due 07/25/08	18,000,000	18,000,000

State Street Bank & Trust Co.
3.000%, due 05/28/08	17,750,000	17,750,000

		131,749,853

Total certificates of deposit (cost—$459,501,261)		459,501,261

Commercial paper(2)—29.93%

Asset backed-banking—0.33%
Atlantis One Funding
3.080%, due 05/14/08	7,000,000	6,992,214

Asset backed-miscellaneous—6.77%
Atlantic Asset Securitization LLC
2.900%, due 05/27/08	20,000,000	19,958,111

Barton Capital LLC
2.770%, due 05/09/08	22,000,000	21,986,458

Falcon Asset Securitization Corp.
2.850%, due 05/22/08	20,000,000	19,966,750

Jupiter Securitization Co. LLC
2.880%, due 05/20/08	20,000,000	19,969,600

Ranger Funding Co. LLC
2.880%, due 05/20/08	20,000,000	19,969,600

Variable Funding Capital Corp.
2.750%, due 05/01/08	20,000,000	20,000,000

Windmill Funding Corp.
2.850%, due 05/05/08	20,000,000	19,993,667

		141,844,186

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(2)—(continued)

Automobile OEM—0.96%
BMW US Capital LLC
2.160%, due 05/05/08	$20,000,000	$19,995,200

Banking-non-US—1.43%
Banque et Caisse d’Epargne de L’Etat
2.610%, due 05/14/08	30,000,000	29,971,725

Banking-US—10.57%
BNP Paribas Finance
3.007%, due 05/20/08	10,000,000	9,984,130

Danske Corp.
2.840%, due 05/22/08	20,000,000	19,966,867

3.050%, due 07/09/08(1)	16,000,000	16,000,000

HSBC USA, Inc.
2.670%, due 06/06/08	15,000,000	14,959,950

ING (US) Funding LLC
2.630%, due 05/05/08	18,000,000	17,994,740

2.960%, due 10/27/08	15,000,000	14,779,233

Nordea N.A., Inc.
2.790%, due 06/27/08	42,000,000	41,814,465

Societe Generale N.A., Inc.
2.895%, due 05/14/08	20,000,000	19,979,092

Stadshypotek Del, Inc.
2.700%, due 05/09/08	25,000,000	24,985,000

Toronto-Dominion Holdings USA, Inc.
2.575%, due 05/15/08	20,000,000	19,979,972

2.620%, due 05/23/08	21,000,000	20,966,376

		221,409,825

Chemicals—2.39%
DuPont (E.I.) De Nemours & Co.
2.180%, due 05/07/08	15,000,000	14,994,550

2.200%, due 05/12/08	35,000,000	34,976,472

		49,971,022

Consumer products-nondurables—1.67%
Procter & Gamble Co.
2.100%, due 05/09/08	35,000,000	34,983,667

Diversified manufacturing—0.67%
United Technologies Corp.
2.130%, due 05/05/08	14,000,000	13,996,687

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(2)—(concluded)

Finance-noncaptive diversified—1.32%
General Electric Capital Corp.
2.610%, due 11/06/08	$28,000,000	$27,616,330

Food/beverage—2.58%
Nestle Capital Corp.
2.240%, due 06/17/08	35,000,000	34,897,644

2.645%, due 08/21/08	10,000,000	9,917,711

Nestle Finance International Ltd.
2.800%, due 06/10/08	9,200,000	9,171,378

		53,986,733

Machinery & construction—0.38%
Caterpillar Financial Services Corp.
2.140%, due 05/09/08	8,000,000	7,996,196

Pharmaceuticals—0.86%
Pfizer, Inc.
4.410%, due 05/28/08	13,000,000	12,957,002

2.520%, due 08/25/08	5,000,000	4,959,400

		17,916,402

Total commercial paper (cost—$626,680,187)		626,680,187

Short-term corporate obligations—6.81%

Asset backed-securities—0.95%
K2 (USA) LLC(3)
5.400%, due 06/16/08	5,000,000	5,000,000

2.522%, due 06/20/08(1)	5,000,000	4,999,963

2.673%, due 07/15/08(1)	10,000,000	9,999,589

		19,999,552

Banking-non-US—3.96%
ANZ National International Ltd.
2.741%, due 05/07/08(1),(3)	3,000,000	3,000,000

Bank of Scotland PLC
2.779%, due 05/01/08(1),(3)	3,000,000	3,000,000

BNP Paribas(1)
3.132%, due 05/07/08	3,000,000	3,000,000

4.032%, due 05/13/08	12,000,000	12,000,000

HSBC Bank USA
3.218%, due 07/14/08(1)	17,000,000	17,000,000

La Caja de Ahorros y Pensiones de Barcelona
2.920%, due 07/23/08(1),(3)	8,000,000	8,000,000

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Banking-non-US—(concluded)
National Australia Bank Ltd.(1),(3)
2.706%, due 05/15/08	$9,000,000	$9,000,000

3.306%, due 06/06/08	12,000,000	12,000,000

Rabobank Nederland
2.900%, due 08/11/08(1),(3)	8,000,000	8,000,000

Societe Generale
2.703%, due 05/02/08(1),(3)	4,000,000	4,000,000

Totta Ireland PLC
2.751%, due 05/07/08(1),(3)	4,000,000	4,000,000

		83,000,000

Banking-US—0.73%
Morgan (J.P.) Chase Bank
6.500%, due 01/15/09	5,000,000	5,116,550

US Bank N.A.
5.700%, due 12/15/08	5,000,000	5,080,688

Wachovia Bank N.A. (Charlotte)
5.625%, due 12/15/08	5,000,000	5,080,650

		15,277,888

Finance-captive automotive—1.17%
Toyota Motor Credit Corp.(1)
2.270%, due 05/01/08	11,400,000	11,400,000

2.570%, due 05/01/08	10,000,000	10,000,000

2.698%, due 07/07/08	3,000,000	3,000,047

		24,400,047

Total short-term corporate obligations (cost—$142,677,487)		142,677,487

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Repurchase agreements—18.43%

Repurchase agreement dated 04/30/08 with Barclays Bank PLC, 1.950%, due 05/01/08, collateralized by $190,809,000 Federal Home Loan Mortgage Corp. obligations, 3.710% to 6.000% due 04/01/13 to 04/02/18 and $140,000 Federal National Mortgage Association obligations, 3.550% due 02/25/11; (value—$188,700,394); proceeds: $185,010,021	$185,000,000	$185,000,000

Repurchase agreement dated 04/30/08 with Deutsche Bank Securities, Inc.,1.970%, due 05/01/08, collateralized by $6,135,000 Federal Farm Credit Bank obligations, 4.780% due 05/03/10, $17,435,000 Federal Home Loan Bank obligations, 5.375% due 06/10/16, $100,000,000 Federal Home Loan Mortgage Corp. obligations, 3.875% to 5.250% due 09/03/10 to 02/08/11 and $75,000,000 Federal National Mortgage Association obligations, 4.075% to 5.230% due 01/29/10 to 01/15/13; (value—$204,000,250); proceeds: $200,010,944	200,000,000	200,000,000

Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co.,1.380%, due 05/01/08, collateralized by $748,497 US Treasury Bonds, 6.000% to 8.125% due 08/15/21 to 02/15/26; (value—$924,858); proceeds: $906,035	906,000	906,000

Total repurchase agreements (cost—$385,906,000)		385,906,000

Total investments (cost—$2,089,127,100 which approximates
cost for federal income tax purposes)—99.78%		2,089,127,100

Other assets in excess of liabilities—0.22%		4,597,668

Net assets (applicable to 2,093,603,965 shares of beneficial
interest outstanding equivalent to $1.00 per share)—100.00%		$2,093,724,768

(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.39% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
OEM	Original Equipment Manufacturer

15

UBS Liquid Assets Fund

Statement of net assets—April 30, 2008

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	74.2%

United Kingdom	6.1

Switzerland	4.0

France	3.4

Japan	2.8

Germany	1.9

Belgium	1.7

Luxembourg	1.4

Canada	1.2

Sweden	1.2

Australia	1.0

Spain	0.6

Netherlands	0.4

New Zealand	0.1

Total	100.0%

Weighted average maturity—53 days

See accompanying notes to financial statements

16

UBS Liquid Assets Fund

Statement of operations

For the
year ended
April 30, 2008

Investment income:
Interest	$58,665,068

Expenses:
Investment advisory and administration fees	958,141

Transfer agency fees	623,230

Custody and accounting fees	191,628

Federal and state registration fees	149,055

Professional fees	94,901

Reports and notices to shareholders	85,810

Insurance fees	24,032

Trustees’ fees	18,266

Other expenses	11,985

2,157,048

Less: Fee waivers by investment advisor and administrator	(958,141)

Net expenses	1,198,907

Net investment income	57,466,161

Net realized gains from investment activities	120,802

Net increase in net assets resulting from operations	$57,586,963

Statement of changes in net assets

	For the years ended April 30,

	2008	2007

From operations:
Net investment income	$57,466,161	$30,248,505

Net realized gains from investment activities	120,802	—

Net increase in net assets resulting from operations	57,586,963	30,248,505

Dividends and distributions to shareholders from:
Net investment income	(57,466,161)	(30,248,505)

Net realized gains from investment activities	—	(40,177)

Total dividends and distributions to shareholders	(57,466,161)	(30,288,682)

Net increase in net assets from beneficial interest transactions	1,435,572,666	229,859,600

Net increase in net assets	1,435,693,468	229,819,423

Net assets:
Beginning of year	658,031,300	428,211,877

End of year	$2,093,724,768	$658,031,300

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2008	2007		2006	2005		2004

Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00		$1.00

Net investment income	0.045	0.052		0.038	0.017		0.010

Dividends from net investment income	(0.045)	(0.052)		(0.038)	(0.017)		(0.010)

Distributions from net realized gains from investment activities	—	(0.000	)(1)	—	(0.000	)(1)	(0.000	)(1)

Total dividends and distributions	(0.045)	(0.052)		(0.038)	(0.017)		(0.010)

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00		$1.00

Total investment return(2)	4.59%	5.28%		3.82%	1.74%		0.98%

Ratios/supplemental data:
Net assets, end of year (000’s)	$2,093,725	$658,031		$428,212	$394,013		$326,684

Expenses to average net assets, net of fee waivers by advisor and administrator	0.09%	0.14%		0.16%	0.17%		0.17%

Expenses to average net assets, before fee waivers by advisor and administrator	0.16%	0.21%		0.23%	0.26%		0.20%

Net investment income to average net assets	4.20%	5.16%		3.77%	1.72%		0.95%

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each Year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

See accompanying notes to financial statements

18

UBS Liquid Assets Fund

Notes to financial statements

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with eleven series: the Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded

19

UBS Liquid Assets Fund

Notes to financial statements

on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

20

UBS Liquid Assets Fund

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the year ended April 30, 2008, its direct advisory/administrative costs and expenses approximate an annual rate of 0.07% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2008, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

21

UBS Liquid Assets Fund

Notes to financial statements

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2008, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $3,052,865,138. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. The Fund did not loan any securities during the year ended April 30, 2008.

Other liabilities and components of net assets
At April 30, 2008, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$1,082,886

Other accrued expenses	237,407

22

UBS Liquid Assets Fund

Notes to financial statements

At April 30, 2008, the components of net assets were as follows:

Accumulated paid in capital	$2,093,601,757

Accumulated net realized gain from investment activities	123,011

Net assets	$2,093,724,768

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2008 and April 30, 2007 was ordinary income.

At April 30, 2008, the characteristic of accumulated earnings on a tax basis was undistributed ordinary income of $1,205,897.

During the fiscal year ended April 30, 2008, the Fund utilized $716 of capital loss carryforwards to offset current year net realized gains.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” The implementation of FIN 48 resulted in no material liabilities for unrecognized tax benefits and no material change to the beginning net asset value of the Fund.

As of and during the year ended April 30, 2008, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations. During the year, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities. The adoption of FIN 48 had no impact on the operations of the Fund for the year ended April 30, 2008.

23

UBS Liquid Assets Fund

Notes to financial statements

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2008	2007

Shares sold	8,680,852,362	3,831,414,063

Shares repurchased	(7,301,929,615)	(3,631,309,392)

Dividends reinvested	56,649,919	29,754,929

Net increase in shares outstanding	1,435,572,666	229,859,600

24

UBS Liquid Assets Fund

Report of Ernst & Young LLP, independent registered public accounting firm

The Board of Trustees and Shareholders of
UBS Money Series — UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2008

25

UBS Liquid Assets Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

26

(This page has been left blank intentionally)

27

UBS Liquid Assets Fund

Supplemental information (unaudited)

Board of Trustees & Officers
 The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Fund, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg††; 66 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

28

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 30 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

29

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 73 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 67 c/o Deloitte & Touche 1633 Broadway New York, NY 10019	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 61 McLarty Associates 900 17th Street NW, 18th floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 67 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

30

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director ofThe Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

31

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 48 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She had also served on the board of the Hoover Institution (executive committee) (1995–2000 and 2001–2007).

32

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

33

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 42	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

34

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Michael J. Flook*; 43	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**; 50	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global AM—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global Asset Management—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

35

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joanne M. Kilkeary*; 40	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director (since 2000)) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 37	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

36

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Steven J. LeMire*; 38	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since October 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 46	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at J.P. Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

37

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Nancy Osborn*; 42	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 34	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of two investment companies (consisting of 14 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

38

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Eric Sanders*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 51	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

39

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Kai R. Sotorp**; 49	President	Since 2006	Mr. Sotorp is Head–Americas for UBS Global Asset Management (since 2004); a member of the board of Adams Street Partners, LLC (since 2008); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was Head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 102 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

40

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 46	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

41

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48

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114

UBS Cash Reserves Fund
Annual Report
April 30, 2008

UBS Cash Reserves Fund

June 16, 2008

Dear shareholder,
We present you with the annual report for UBS Cash Reserves Fund (the “Fund”) for the 12 months ended April 30, 2008.

Performance
 In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board lowered the federal funds rate seven times during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) These decreases caused the yields of the securities in which the Fund invests to decline, lowering the Fund’s returns.

The seven-day current yield for the Fund as of April 30, 2008 was 2.34% as compared to 4.61% on October 31, 2007 and 4.81% on April 30, 2007. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 8.)	UBS Cash Reserves Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino*
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	The US economy, which had been fairly resilient during the middle of last year, weakened considerably during the 12-month period. After reporting that second and third quarter gross domestic product (“GDP”) growth was 3.8% and 4.9%, respectively, the US Department of Commerce said that GDP growth sank to just 0.6% in the fourth quarter of 2007. A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and tepid consumer and business spending.

The estimate for first quarter 2008 GDP growth was a weak 0.9%. Housing prices continued to fall, and credit conditions have remained

*	Note: A management change occurred during the reporting period. On March 20, 2008, Robert Sabatino, an executive director in UBS Global Asset Management (Americas) Inc.’s short duration fixed income group, assumed primary responsibility for UBS Cash Reserves Fund, replacing Michael Markowitz.

1

UBS Cash Reserves Fund

tight due, in part, to the massive write-downs associated with subprime mortgages. While the job market had held up relatively well during the first half of the reporting period, it too has faltered. The US Labor Department announced that payrolls fell in each of the first four months of 2008. This represented the longest consecutive decline since 2003, with the unemployment rate reaching 5.1%, its highest level since September 2005.

Despite slowing growth, inflationary pressures are mounting. Typically, when economic growth slows, falling demand helps to temper rising prices. However, record high oil and rising food prices have caused inflation to remain elevated.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and issues in the subprime mortgage market?
A.	The Fed has been extremely aggressive in attempting to ease the credit crunch and keep the US economy from falling into a recession. As the problems and fallout from subprime mortgages escalated, the Fed moved into action by pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations. In mid-September 2007, the Fed reduced the federal funds rate from 5.25% to 4.75%, the first such cut since June 2003.

Since that time, the Fed has lowered rates on six additional occasions. At the end of the reporting period, the federal funds rate was 2.00%, its lowest level since 2004. In conjunction with its latest rate cut in April 2008, the Fed stated, “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

Q.	During the reporting period, events in the subprime market had a dramatic impact on financial markets. Did the Fund have direct exposure to the subprime mortgage market or collateralized debt obligations?
A.	The Fund did not have any direct exposure to collateralized debt obligations or the subprime mortgage market. Direct exposure to the subprime mortgage market would result from owning asset-backed commercial paper programs that are solely invested in subprime mortgages. All of the asset-backed commercial paper—indeed, all of

2

UBS Cash Reserves Fund

the commercial paper—in which the Fund invests is, as it was at its time of purchase, rated in the highest (or “first tier”) ratings category (for example, A-1, P-1, or F-1) by at least two nationally recognized ratings services, or, if unrated, it was deemed to be of equivalent quality.*

All of the asset-backed commercial paper programs in which the Fund invested were sponsored by well-regarded, high-quality financial institutions. We continue to monitor the stresses in the fixed income markets closely, as well as trying to discern the indirect risks to the Fund.

Q.	How did you position the Fund during the reporting period?
A.	At the beginning of the reporting period, we employed a “bulleted” strategy, which entails focusing on securities with particular maturities. We focused on purchasing those maturing within six to 12 months, which helped the Fund to capture yield opportunities during that period.

Later in the period, we employed a “barbell strategy” in which the maturities of securities in a portfolio are concentrated at opposite ends of the short-term yield curve. We continued to buy shorter-term securities, as we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities maturing within nine to 13 months.

When the troubles surfaced in the credit market in mid-August, we sought to increase liquidity by purchasing more overnight securities. Overall, the barbell strategy was a positive contributor to the Fund’s performance.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	The Fund’s portfolio remained diversified by both weighted average maturity and security type, which benefited performance. We held securities within a range of maturities, from overnight up to a number of months. In terms of security type, while we are able to generally hold up to 5% in any one security (subject to certain exceptions), we typically maintained a greater level of portfolio diversification over the reporting period. We accomplished this by investing in smaller positions, typically purchasing no more than 2%–3% in any one nongovernment issuer.

*	Examples of more well-known ratings services are Moody’s Investors Service, Standard and Poor’s (a division of The McGraw-Hill Companies) and Fitch Ratings.

3

UBS Cash Reserves Fund

Q.	What types of securities did you emphasize over the period?
A.	As always, quality, liquidity and yield remained paramount in our selection process for the portfolio.

During the first part of the reporting period, a significant portion of the Fund was comprised of commercial paper and short-term corporate obligations. Our process led us to be highly selective in terms of the types of commercial paper held in the portfolio, which benefited performance during the reporting period. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.)

During the reporting period, we did not have any positions in single-seller commercial paper conduits or asset backed commercial paper programs solely backed by mortgages. Instead, we emphasized the more stable multi-seller commercial paper programs. The Fund also invested in short-term corporate obligations and certificates of deposit during this time.

Toward the middle of the reporting period, we increased our exposure to repurchase agreements significantly as we sought to increase the Fund’s liquidity. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined price and time or upon demand.) These increases helped to reduce the Fund’s risk exposure. In response to turmoil in certain parts of the asset-backed commercial paper market during the middle of the reporting period, we decreased our exposure to these securities and increased our exposure to US government and agency obligations, as well as certificates of deposit.

Q.	What factors do you believe are likely to affect the Fund over the coming months?
A.	Recent economic data suggests that the US economy may be headed for further contraction. As the financial market continues to be plagued by relatively lower liquidity, further write-downs at major investment banks appear likely. We believe that the Fed is concerned about inflationary pressures on the economy, and that inflation considerations will weigh on their decisions regarding the fed funds rate in the coming quarters. In response to the market conditions, we plan to continue to monitor economic data closely and actively manage the Fund’s portfolio as we seek to add value for our shareholders.

4

UBS Cash Reserves Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President—UBS Money Series
UBS Cash Reserves Fund
Head Americas
 UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Cash Reserves Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2008. The views and opinions in the letter were current as of June 16, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 to April 30, 2008.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

6

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08

Actual	$1,000.00	$1,017.90	$2.36

Hypothetical
(5% annual return before expenses)	1,000.00	1,022.53	2.36

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

7

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/08	10/31/07	04/30/07

Seven-day current yield(1)	2.34%	4.61%	4.81%

Seven-day effective yield(1)	2.36	4.72	4.93

Weighted average maturity(2)	53 days	47 days	51 days

Net assets (mm)	$449.1	$469.8	$458.7

Portfolio composition(3)	04/30/08	10/31/07	04/30/07

US government and agency obligations	23.2%	15.0%	5.5%

Commercial paper	22.4	32.4	49.5

Repurchase agreements	20.3	22.4	7.8

Certificates of deposit	15.8	13.0	15.1

Short-term corporate obligations	14.8	15.5	19.3

Bank notes	3.3	3.5	2.6

Money market funds	1.6	0.0 (4)	0.0 (4)

Other assets less liabilities	(1.4)	(1.8)	0.2

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its compostion will vary over time.

(4)	Weighting represents less than 0.05% of net assets as of the dates indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

8

UBS Cash Reserves Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

US government and agency obligations—23.20%

Federal Farm Credit Bank(1)
2.280%, due 05/01/08	$4,000,000	$3,999,780

2.330%, due 05/01/08	5,275,000	5,275,000

Federal Home Loan Bank
2.945%, due 05/19/08(1)	10,000,000	10,000,000

4.885%, due 08/20/08	3,200,000	3,201,401

2.580%, due 09/03/08	3,000,000	3,003,660

2.060%, due 09/19/08(2)	5,000,000	4,959,658

5.100%, due 09/19/08	4,750,000	4,758,529

4.500%, due 11/05/08	4,500,000	4,500,000

2.560%, due 02/13/09	2,500,000	2,511,877

2.310%, due 04/07/09	5,000,000	5,000,000

2.390%, due 04/30/09	5,000,000	5,000,000

Federal Home Loan Mortgage Corp.
2.536%, due 06/30/08(1)	3,000,000	2,999,203

2.770%, due 07/14/08(2)	10,000,000	9,943,061

3.790%, due 12/08/08(2)	5,000,000	4,883,668

4.300%, due 12/26/08	3,000,000	3,000,000

Federal National Mortgage Association
2.450%, due 05/01/08(1)	6,250,000	6,250,000

4.165%, due 05/07/08(2)	7,000,000	6,995,141

1.750%, due 07/09/08(2)	5,000,000	4,983,229

US Treasury Bills(2)
3.075%, due 06/05/08	5,000,000	4,985,052

3.170%, due 06/12/08(3)	5,000,000	4,981,508

1.586%, due 09/11/08(3)	3,000,000	2,982,422

Total US government and agency obligations (cost—$104,213,189)		104,213,189

Bank notes—3.34%

Banking-US—3.34%
US Bank N.A.
2.700%, due 09/15/08	2,500,000	2,500,000

Wachovia Bank N.A. (Charlotte)
2.910%, due 07/07/08(1)	5,000,000	5,000,000

World Savings, Federal Savings Bank
2.860%, due 05/20/08(1)	7,500,000	7,500,908

Total bank notes (cost—$15,000,908)		15,000,908

9

UBS Cash Reserves Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Certificates of deposit—15.81%

Banking-non-US—12.58%
Bank of Montreal
2.950%, due 08/19/08	$4,000,000	$4,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.790%, due 05/15/08	2,500,000	2,500,000

2.670%, due 05/19/08	5,500,000	5,500,000

Barclays Bank PLC
3.000%, due 07/25/08	3,500,000	3,500,000

3.020%, due 02/23/09	4,000,000	4,000,000

Credit Suisse First Boston
4.850%, due 05/27/08	5,000,000	5,000,000

4.230%, due 07/08/08	5,000,000	5,000,000

Deutsche Bank AG
2.809%, due 06/23/08(1)	5,000,000	5,000,000

Dexia Bank
2.510%, due 06/20/08	5,000,000	5,000,000

Fortis Bank NV-SA
2.760%, due 07/03/08	5,000,000	5,000,000

Natixis
2.780%, due 06/16/08	2,000,000	2,000,000

Royal Bank of Scotland
3.750%, due 07/18/08	5,000,000	5,000,000

Svenska Handelsbanken
5.000%, due 10/09/08	5,000,000	5,000,000

		56,500,000

Banking-US—3.23%
American Express, Federal Savings Bank
2.830%, due 06/03/08	5,000,000	5,000,000

Citibank N.A.
2.490%, due 06/19/08	5,000,000	5,000,000

State Street Bank & Trust Co.
3.000%, due 05/28/08	4,500,000	4,500,000

		14,500,000

Total certificates of deposit (cost—$71,000,000)		71,000,000

10

UBS Cash Reserves Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(2)—22.39%

Asset backed-miscellaneous—8.00%
Amsterdam Funding Corp.
2.830%, due 05/15/08	$5,000,000	$4,994,497

Atlantic Asset Securitization LLC
2.900%, due 05/27/08	5,000,000	4,989,528

Barton Capital LLC
2.850%, due 05/01/08	5,000,000	5,000,000

Bryant Park Funding LLC
2.750%, due 05/19/08	5,000,000	4,993,125

Old Line Funding Corp.
2.780%, due 05/27/08	5,000,000	4,989,961

Thunderbay Funding
2.760%, due 06/16/08	6,000,000	5,978,840

Windmill Funding Corp.
2.930%, due 05/20/08	5,000,000	4,992,268

		35,938,219

Banking-US—6.00%
Calyon N.A., Inc.
2.720%, due 05/12/08	5,000,000	4,995,844

Danske Corp.
2.710%, due 05/15/08	6,000,000	5,993,677

Deutsche Bank Financial LLC
2.420%, due 05/15/08	5,000,000	4,995,295

Dexia Delaware LLC
2.730%, due 07/14/08	3,000,000	2,983,165

ING (US) Funding LLC
2.960%, due 10/27/08	2,000,000	1,970,565

San Paolo IMI US Financial Co.
2.780%, due 05/09/08	6,000,000	5,996,293

		26,934,839

Consumer products-nondurables—1.11%
Procter & Gamble International Funding SCA
2.090%, due 06/12/08	5,000,000	4,987,808

Energy-integrated—1.11%
Chevron Funding Corp.
2.200%, due 05/01/08	5,000,000	5,000,000

11

UBS Cash Reserves Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(2)—(concluded)

Finance-noncaptive diversified—3.31%
General Electric Capital Corp.
4.750%, due 06/26/08	$5,000,000	$4,963,056

2.610%, due 11/06/08	5,000,000	4,931,487

International Lease Finance Corp.
2.700%, due 05/21/08	5,000,000	4,992,500

		14,887,043

Food/beverage—1.09%
Nestle Capital Corp.
2.645%, due 08/21/08	2,500,000	2,479,428

Nestle Finance International Ltd.
2.800%, due 06/10/08	2,400,000	2,392,533

		4,871,961

Pharmaceuticals—1.77%
Pfizer, Inc.
4.410%, due 05/28/08	4,000,000	3,986,770

2.520%, due 08/29/08	4,000,000	3,966,400

		7,953,170

Total commercial paper (cost—$100,573,040)		100,573,040

Short-term corporate obligations—14.81%

Asset backed-securities—1.34%
K2 (USA) LLC
2.522%, due 06/20/08(1),(4)	6,000,000	5,999,956

Banking-non-US—9.68%
ANZ National International Ltd.
2.741%, due 05/07/08(4)	2,000,000	2,000,000

Bank of Scotland PLC
2.779%, due 05/01/08(4)	3,000,000	3,000,000

BNP Paribas
3.132%, due 05/07/08	5,000,000	5,000,000

4.032%, due 05/13/08	5,000,000	5,000,000

HSBC Bank USA
3.218%, due 07/14/08	3,500,000	3,500,000

La Caja de Ahorros y Pensiones de Barcelona
2.920%, due 07/23/08(4)	5,000,000	5,000,000

12

UBS Cash Reserves Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Banking-non-US—(concluded)
National Australia Bank Ltd.
3.306%, due 06/06/08(4)	$3,000,000	$3,000,000

Rabobank Nederland
2.900%, due 08/11/08(4)	3,000,000	3,000,000

Societe Generale
2.703%, due 05/02/08(4)	5,000,000	5,000,000

Totta Ireland PLC
2.751%, due 05/07/08(4)	4,000,000	4,000,000

Westpac Banking Corp.
2.731%, due 05/06/08(4)	5,000,000	5,000,000

		43,500,000

Banking-US—2.23%
The Bank of New York Mellon Corp.
2.688%, due 05/12/08(4)	5,000,000	5,000,000

Wells Fargo & Co.
2.796%, due 05/15/08(4)	5,000,000	5,000,006

		10,000,006

Finance-captive automotive—1.56%
Toyota Motor Credit Corp.
2.570%, due 05/01/08	2,000,000	2,000,000

2.698%, due 07/07/08	5,000,000	5,000,079

		7,000,079

Total short-term corporate obligations (cost—$66,500,041)		66,500,041

Repurchase agreements—20.29%

Repurchase agreement dated 04/30/08 with Barclays Bank PLC, 1.950%, due 05/01/08, collateralized by $40,835,000 Federal Home Loan Bank obligations, 2.750% due 01/23/09; (value—$40,804,782); proceeds: $40,002,167	40,000,000	40,000,000

Repurchase agreement dated 04/30/08 with Deutsche Bank Securities, Inc., 1.970%, due 05/01/08, collateralized by $11,151,000 Federal Farm Credit Bank obligations, 4.700% due 08/10/15, $14,000,000 Federal Home Loan Bank obligations, 5.125% due 08/15/19, $25,000,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 06/02/08 and $2,261,000 Resolution Funding Corp. Interest Strips, zero coupon due 04/15/30; (value—$52,122,070); proceeds: $51,102,796	51,100,000	51,100,000

13

UBS Cash Reserves Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380%, due 05/01/08, collateralized by $39,655 US Treasury Bonds, 6.000% to 8.125% due 08/15/21 to 02/15/26; (value— $48,999); proceeds: $48,002	$48,000	$48,000

Total repurchase agreements (cost—$91,148,000)		91,148,000

	Number of
	shares

Investments of cash collateral from securities loaned—1.61%

Money market funds(5)—1.61%

AIM Prime Portfolio,
2.501%	399	399

DWS Money Market Series Institutional,
2.881%	1,011,654	1,011,654

UBS Private Money Market Fund LLC,(6)
2.538%	6,210,136	6,210,136

Total money market funds and investments of cash collateral from securities loaned (cost—$7,222,189)		7,222,189

Total investments (cost—$455,657,367 which approximates cost for federal income tax purposes)—101.45%		455,657,367

Liabilities in excess of other assets—(1.45)%		(6,521,504)

Net assets (applicable to 449,102,888 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$449,135,863

(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security, or portion thereof, was on loan at April 30, 2008.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.24% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Rates shown reflect yield at April 30, 2008.

14

UBS Cash Reserves Fund

Statement of net assets—April 30, 2008

(6)	The table below details the Fund’s transaction activity in an affiliated issuer for the year ended April 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/07	04/30/08	04/30/08	04/30/08	04/30/08

UBS Private
Money Market
Fund LLC	$—	$70,466,023	$64,255,887	$6,210,136	$12,704

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	75.3%

United Kingdom	4.2

France	3.7

Japan	3.3

Switzerland	3.3

Belgium	2.2

Spain	2.0

Australia	1.8

Germany	1.1

Sweden	1.1

Canada	0.9

Netherlands	0.7

New Zealand	0.4

Total	100.0%

Weighted average maturity—53 days

See accompanying notes to financial statements

15

UBS Cash Reserves Fund

Statement of operations

For the
year ended
April 30, 2008

Investment income:
Interest	$23,858,995

Securities lending income (includes $12,704 earned from an affiliated entity)	27,742

23,886,737

Expenses:
Investment advisory and administration fees	1,673,509

Transfer agency and related services fees	737,685

Professional fees	92,307

State registration fees	74,540

Custody and accounting fees	70,997

Reports and notices to shareholders	41,612

Insurance fees	15,599

Trustees’ fees	12,206

Other expenses	7,382

2,725,837

Less: Fee waivers and expense reimbursements by investment advisor/administrator and affiliate	(299,039)

Net expenses	2,426,798

Net investment income	21,459,939

Net realized gains from investment activities	49,803

Net increase in net assets resulting from operations	$21,509,742

See accompanying notes to financial statements

16

UBS Cash Reserves Fund

Statement of changes in net assets

	For the years ended April 30,

	2008	2007

From operations:
Net investment income	$21,459,939	$24,296,539

Net realized gains from investment activities	49,803	16,575

Net increase in net assets resulting from operations	21,509,742	24,313,114

Dividends to shareholders from:
Net investment income	(21,459,939)	(24,296,539)

Net decrease in net assets from beneficial interest transactions	(9,623,516)	(10,683,452)

Net decrease in net assets	(9,573,713)	(10,666,877)

Net assets:
Beginning of year	458,709,576	469,376,453

End of year	$449,135,863	$458,709,576

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Cash Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2008		2007	2006	2005		2004

Net asset value,
beginning of year	$1.00		$1.00	$1.00	$1.00		$1.00

Net investment income	0.042		0.048	0.034	0.014		0.007

Dividends from net
investment income	(0.042)		(0.048)	(0.034)	(0.014)		(0.007)

Distributions from net
realized gains from
investment activities	—		—	—	(0.000	)(1)	(0.001)

Total dividends and
distributions	(0.042)		(0.048)	(0.034)	(0.014)		(0.008)

Net asset value,
end of year	$1.00		$1.00	$1.00	$1.00		$1.00

Total investment return(2)	4.29%		4.91%	3.49%	1.44%		0.70%

Ratios/supplemental data:
Net assets, end of year (000’s)	$449,136		$458,710	$469,376	$324,223		$239,135

Expenses to average net assets,
net of fee waivers and/or
expense reimbursements
by advisor/administrator
and affiliate	0.48	%(3)	0.49%	0.47%	0.47%		0.47%

Expenses to average net assets,
before fee waivers and/or
expense reimbursements
by advisor/administrator
and affiliate	0.54%		0.55%	0.60%	0.65%		0.72%

Net investment income to
average net assets	4.23%		4.81%	3.50%	1.47%		0.65%

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	In addition to the waiver of advisory and administration fees and/or reimbursement of expenses by UBS Global Asset Management (Americas) Inc., the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

See accompanying notes to financial statements

18

UBS Cash Reserves Fund

Notes to financial statements

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with eleven series: the Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund and UBS Liquid Assets Fund. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded

19

UBS Cash Reserves Fund

Notes to financial statements

on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

20

UBS Cash Reserves Fund

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets. At April 30, 2008, the Fund owed UBS Global AM $129,558 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive 0.05% of its investment advisory and administration fees through August 31, 2008.

For the year ended April 30, 2008, UBS Global AM waived $253,562 in investment advisory and administration fees. At April 30, 2008, UBS Global AM owed the Fund $19,632 for fee waivers. In addition, during the fiscal year ended April 30, 2008, the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any

21

UBS Cash Reserves Fund

Notes to financial statements

UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2008, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $284,166,221. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services fees
UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides certain services pursuant to a delegation of authority from PFPC Inc. (“PFPC”), the Fund’s transfer agent, and was compensated for these services by PFPC, not the Fund.

For the year ended April 30, 2008, UBS Financial Services, Inc. received from PFPC, not the Fund, delegated service fees of $402,763.

Securities lending
The Fund may lend securities up to 33% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the year ended April 30, 2008, UBS Securities LLC earned $7,863 in compensation as the Fund’s lending agent. At April 30, 2008, the Fund owed UBS Securities LLC $528 in compensation for services as its lending agent.

22

UBS Cash Reserves Fund

Notes to financial statements

At April 30, 2008, the Fund had securities on loan having a market value of $7,058,351.

Other liabilities and components of net assets
At April 30, 2008, the Fund had the following liabilities outstanding:

Payable for cash collateral from securities loaned	$7,222,189

Dividends payable to shareholders	205,424

Other accrued expenses*	215,082

*Excludes investment advisory and administration and securities lending fees.

At April 30, 2008, the components of net assets were as follows:

Accumulated paid in capital	$449,098,866

Accumulated net realized gain from investment activities	36,997

Net assets	$449,135,863

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2008 and April 30, 2007 was ordinary income.

At April 30, 2008, the characteristic of accumulated earnings on a tax basis was undistributed ordinary income of $242,421.

During the fiscal year ended April 30, 2008, the Fund utilized $26,343 of capital loss carryforwards to offset current year net realized gains.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” The implementation of FIN 48 resulted in no material liabilities for unrecognized tax benefits and no material change to the beginning net asset value of the Fund.

23

UBS Cash Reserves Fund

Notes to financial statements

As of and during the year ended April 30, 2008, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations. During the year, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities. The adoption of FIN 48 had no impact on the operations of the Fund for the year ended April 30, 2008.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2008	2007

Shares sold	3,611,430,964	3,498,479,445

Shares repurchased	(3,642,588,311)	(3,533,289,065)

Dividends reinvested	21,533,831	24,126,168

Net decrease in shares outstanding	(9,623,516)	(10,683,452)

24

UBS Cash Reserves Fund

Report of Ernst & Young LLP, independent registered public accounting firm

The Board of Trustees and Shareholders UBS Money Series—UBS Cash Reserves Fund

We have audited the accompanying statement of net assets of UBS Cash Reserves Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund at April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2008

25

UBS Cash Reserves Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

26

(This page has been left blank intentionally)

27

UBS Cash Reserves Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Fund, the length of time served as a trustee and officer of the Fund, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg††; 66 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

28

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 30 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

29

UBS Cash Reserves Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 73 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 67 c/o Deloitte & Touche 1633 Broadway New York, NY 10019	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 61 McLarty Associates 900 17th Street NW, 18th floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 67 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

30

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

31

UBS Cash Reserves Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 48 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She had also served on the board of the Hoover Institution (executive committee) (1995–2000 and 2001–2007).

32

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

33

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Joseph Allessie*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 42	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

34

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Michael J. Flook*; 43	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**; 50	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global AM—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global Asset Management—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

35

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Joanne M. Kilkeary*; 40	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director (since 2000)) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 37	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

36

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Steven J. LeMire*; 38	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since October 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 46	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at J.P. Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

37

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Nancy Osborn*; 42	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 34	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of two investment companies (consisting of 14 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

38

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Eric Sanders*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 51	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

39

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Kai R. Sotorp**; 49	President	Since 2006	Mr. Sotorp is Head–Americas for UBS Global Asset Management (since 2004); a member of the board of Adams Street Partners, LLC (since 2008); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 102 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

40

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Keith A. Weller*; 46	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

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48

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund
Annual Report April 30, 2008

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

June 16, 2008

Dear shareholder,
We present you with the annual report for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund for the 12 months ended April 30, 2008, and for the since inception (August 28, 2007) period through April 30, 2008, for UBS Select Tax-Free Institutional Fund (collectively, the “Funds”).

Performance
The seven-day current yield for UBS Select Prime Institutional Fund as of April 30, 2008 was 2.78% compared to 5.00% on October 31, 2007. The seven-day current yield for UBS Select Treasury Institutional Fund as of April 30, 2008 was 1.83%, compared to 4.41% on October 31, 2007; while the seven-day current yield for UBS Select Tax-Free Institutional Fund as of April 30, 2008 was 2.19%, compared to 3.41% on October 31, 2007. For more information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 10.)

* Note: A management change occurred during the reporting period. On March 20, 2008, Robert Sabatino, an executive director in UBS Global Asset Management (Americas) Inc.’s short duration fixed income group, assumed primary responsibility for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, replacing Michael Markowitz.
UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund

Investment goals (both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino*
UBS Global Asset Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional Fund—August 10, 1998; UBS Select Treasury Institutional Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free Institutional Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	The US economy, which had been fairly resilient through the third quarter of 2007, weakened considerably during the remainder of the period covered by this report. After reporting that second and third quarter gross domestic product (“GDP”) growth were 3.8% and 4.9%, respectively, the US Department of Commerce said that GDP growth sank to just 0.6% in the fourth quarter of 2007. A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and tepid consumer and business spending.

The advance estimate for first quarter 2008 GDP growth was a weak 0.9%. Housing prices continued to fall and credit conditions have remained tight due, in part, to the massive write-downs associated with subprime mortgages. While the job market had held up relatively well during the first half of the reporting period, it too has faltered. The US Labor Department announced that payrolls fell in each of the first four months of 2008—the longest consecutive decline since 2003, with the unemployment rate reaching 5.1%, its highest level since September 2005. Despite slowing growth, inflationary pressures are mounting. Typically, when economic growth slows, falling demand helps to temper rising prices. However, record high oil and rising food prices have caused inflation to remain elevated.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	The Fed has been extremely aggressive in attempting to ease the credit crunch and keep the US economy from falling into a recession. As the problems and fallout from subprime mortgages escalated, the Fed moved into action by pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations. In mid-September 2007, the Fed reduced the federal funds rate from 5.25% to 4.75%, the first such cut since June 2003.

Since that time, the Fed has lowered rates on six additional occasions. At the end of the reporting period, the federal funds rate was 2.00%, its lowest level since 2004. In conjunction with its latest rate cut in April 2008, the Fed stated, “Recent information indicates that economic

2

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

Q.	During the reporting period, events in the subprime market had a dramatic impact on financial markets. Did the Funds have direct exposure to the subprime mortgage market or collateralized debt obligations?
A.	The master funds in which the UBS Select Treasury Institutional Fund and the UBS Select Tax-Free Institutional Fund invest did not hold the types of investments which could potentially have direct exposure to the subprime markets. In addition, the master fund in which UBS Select Prime Institutional Fund invests did not have any direct exposure to collateralized debt obligations or the subprime mortgage market. Direct exposure to the subprime mortgage market would result from owning asset-backed commercial paper programs that are solely invested in subprime mortgages.

All of the asset-backed commercial paper—indeed, all of the commercial paper—in the master fund in which the UBS Select Prime Institutional Fund invests was, as it was at the time of purchase, rated in the highest (or “first tier”) ratings category (for example, A-1, P-1, or F-1) by at least two nationally recognized ratings services, or if unrated, it was deemed to be of equivalent quality.*

All of the asset-backed commercial paper programs in the master fund in which the UBS Select Prime Institutional Fund invests were sponsored by well-regarded, high-quality financial institutions. We continue to monitor the stresses in the fixed income markets closely, as well as try to discern the indirect risks to the Funds.

Q.	How were the master portfolios in which the Funds invest (or the Funds themselves for periods prior to August 28, 2007) managed during the reporting period?
A.	Each fund is a “feeder fund” investing all of its assets in “master funds”—the Prime Master Fund, Treasury Master Fund, and Tax-Free

*	Examples of more well-known ratings services are Moody’s Investors Service, Standard and Poor’s (a division of The McGraw-Hill Companies) and Fitch Ratings.

3

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Master Fund, respectively. As always, quality, liquidity and yield remained paramount in our management process for the master funds in which the Funds invest.

•	In the master fund in which UBS Select Prime Institutional Fund invests, a significant portion of the portfolio was comprised of both commercial paper and repurchase agreements during the first half of the reporting period. Our process led us to be highly selective in terms of the types of commercial paper held in the portfolio. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) In addition, the Fund held a position in certificates of deposit throughout the entire reporting period.

In the latter half of the reporting period, we decreased our exposure to repurchase agreements significantly. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined price and time or upon demand.) In order to extend the Fund’s weighted average maturity, we then increased our exposure to commercial paper, as well as to US government and agency obligations, benefiting performance.

Throughout the reporting period, the master fund did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Instead, the master fund emphasized the more stable multi-seller commercial paper programs.

•	In the master fund in which UBS Select Treasury Institutional Fund invests, we emphasized investments in repurchase agreements backed by Treasury obligations. The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities, benefiting performance. Repurchase agreements also often have the added advantage of providing increased liquidity. As a result, we maintained a smaller portion of the portfolio in direct Treasury securities holdings, including Treasury bills and notes.

•	In the master fund in which UBS Select Tax-Free Institutional Fund invests, we increased the weighted average maturity to roughly 23 days over the course of the reporting period. However, the Fund’s weighted average maturity remained less than that of its peers, as the Fund took on a significant amount of new assets during the period.

4

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Throughout the reporting period, in order to add yield and diversity to the master fund’s portfolio, we maintained an exposure to a range of tax-free money market instruments. We focused on variable rate demand notes, or “VRDNs,” which offered attractive rates throughout the period.(1) During this time, we also maintained positions in tender option bonds, which benefited performance.(2)

As the first half of the reporting period progressed, we added more tax-exempt commercial paper issued by municipalities, as well as fixed-rate notes as issues we deemed attractive became available. As a result, the Fund responded well to the credit market volatility that prevailed during the first half of the reporting period.

Throughout the second half of the reporting period, the Fund continued to invest in VRDNs, as well as selectively investing in taxable overnight repurchase agreements backed by Treasury agencies and securities, which benefited performance. (For more information, please refer to the box on page 6.)

In the coming quarters, we plan to continue to extend the Fund’s maturity to roughly match that of our peers. At the time of this writing, we also anticipate adding more exposure to commercial paper issued by municipalities if more attractive issues become available.

Q.	Municipal bonds have appeared in the headlines in recent months. Did these issues impact the UBS Select Tax-Free Institutional Fund?
A.	During the second half of the reporting period, municipal bond prices fell dramatically. We believe this was mainly due to issues related to bond insurers, together with forced selling by highly leveraged hedge funds and concerns that slower growth could impact some issuers’ ability to meet their debt obligations. While the municipal bond market rallied somewhat in March 2008, it underperformed the taxable bond market over the course of the reporting period. Within the municipal bond market, shorter-term securities outperformed their longer-term

(1)	Purchased at par, VRDNs pay monthly or quarterly interest based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates.
(2)	Tender option bonds are created when a sponsor places long-term municipal bonds in a trust, which then issues short-term securities. They are purchased at par, and pay interest periodically based on a floating rate that resets from time to time.

5

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

counterparts, and higher-quality bonds outperformed those of a lower quality, given investors’ increased risk aversion.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Recent economic data suggests that the US economy may be headed for further contraction. As the financial market continues to be plagued by relatively lower liquidity, further write-downs at major investment banks appear likely. We believe the Fed is concerned about inflationary pressures on the economy, and that inflation considerations will weigh on their decisions regarding the fed funds rate in the coming quarters. In response to market conditions, we plan to continue to monitor economic data closely and actively manage the Funds’ portfolios as we seek to add value for our shareholders.

Special note regarding the UBS Select Tax-Free Institutional Fund: In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate.(1) These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the second half of the reporting period, and represented a small percentage of its portfolio.

As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable investments should at least partially offset any lost tax advantage. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

(1)	More specific information pertaining to these investments is contained in the Fund’s Statement of Additional Information.

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UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Managing Director
UBS Select Tax-Free Institutional Fund	UBS Global Asset Management
Head Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2008 (or shorter period since commencement). The views and opinions in the letter were current as of June 16, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

7

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 to April 30, 2008.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Institutional Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/07 to	during the
	2007	April 30, 2008	04/30/08	period

Actual	$1,000.00	$1,019.80	$0.90	0.18%

Hypothetical (5% annual return before expenses)	1,000.00	1,023.97	0.91	0.18

UBS Select Treasury Institutional Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/07 to	during the
	2007	April 30, 2008	04/30/08	period

Actual	$1,000.00	$1,014.20	$0.90	0.18%

Hypothetical (5% annual return before expenses)	1,000.00	1,023.97	0.91	0.18

UBS Select Tax-Free Institutional Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/07 to	during the
	2007	April 30, 2008	04/30/08	period

Actual	$1,000.00	$1,013.10	$0.40	0.08%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.47	0.40	0.08

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

9

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	04/30/08

Seven-day current yield(1)	2.78%

Seven-day effective yield(1)	2.82

Weighted average maturity(2)	51 days

Net assets (bln)	$13.0

UBS Select Treasury Institutional Fund

Yields and characteristics	04/30/08

Seven-day current yield(1)	1.83%

Seven-day effective yield(1)	1.84

Weighted average maturity(2)	17 days

Net assets (bln)	$5.6

UBS Select Tax-Free Institutional Fund

Yields and characteristics	04/30/08

Seven-day current yield(1)	2.19%

Seven-day effective yield(1)	2.22

Weighted average maturity(2)	23 days

Net assets (bln)	$2.6

(1)	Yields will fluctuate, and for UBS Select Tax-Free Institutional Fund, reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

10

UBS Select Prime Institutional Fund

Statement of assets and liabilities—April 30, 2008

Assets:
Investments in Prime Master Fund (“Master”), at value (cost $12,998,714,896)	$12,998,714,896

Liabilities:
Dividends payable to shareholders	28,827,926

Payable to affiliates	836,559

Total liabilities	29,664,485

Net assets:
Shares of beneficial interest—$0.001 par value per share unlimited amount authorized; 12,968,977,427 outstanding	12,968,977,427

Accumulated net realized gain from investment activities	72,984

Net assets	$12,969,050,411

Net asset value per share	$1.00

See accompanying notes to financial statements

11

UBS Select Treasury Institutional Fund

Statement of assets and liabilities—April 30, 2008

Assets:
Investments in Treasury Master Fund (“Master”), at value (cost $5,613,541,608)	$5,613,541,608

Liabilities:
Dividends payable to shareholders	8,869,798

Payable to affiliates	364,648

Total liabilities	9,234,446

Net assets:
Shares of beneficial interest—$0.001 par value per share unlimited amount authorized; 5,603,960,259 outstanding	5,603,960,259

Accumulated net realized gain from investment activities	346,903

Net assets	$5,604,307,162

Net asset value per share	$1.00

See accompanying notes to financial statements

12

UBS Select Tax-Free Institutional Fund

Statement of assets and liabilities—April 30, 2008

Assets:
Investments in Tax-Free Master Fund (“Master”), at value (cost $2,578,354,892)	$2,578,354,892

Liabilities:
Dividends payable to shareholders	3,560,517

Payable to affiliates	154,755

Total liabilities	3,715,272

Net assets:
Shares of beneficial interest—$0.001 par value per share unlimited amount authorized; 2,574,336,731 outstanding	2,574,336,487

Accumulated net realized gain from investment activities	303,133

Net assets	$2,574,639,620

Net asset value per share	$1.00

See accompanying notes to financial statements

13

UBS Select Prime Institutional Fund

Statement of operations

For the
year ended
April 30, 2008

Investment income:
Interest income	$168,152,258

Securities lending income (includes $228 earned from an affiliated entity)	8,137

168,160,395

Interest income allocated from Master	339,820,238

Securities lending income allocated from Master	1,885,636

Expenses allocated from Master	(7,854,593)

Net investment income allocated from Master	333,851,281

Total investment income	502,011,676

Expenses:
Investment advisory and/or administration fees(1)	11,863,947

Trustees’ fees	36,169

Net expenses	11,900,116

Net investment income	490,111,560

Net realized gain from investment activities (allocated from Master)	611

Net realized gain from investment activities	2,649

Net increase in net assets resulting from operations	$490,114,820

(1)	As noted in the financial statement footnotes, the fund paid fees pursuant to an Investment Advisory and Administration Contract until conversion to a master-feeder structure on August 28, 2007; from that date forward, fees paid at the feeder level related to administration services as advisory functions occurred at the master fund level.

See accompanying notes to financial statements

14

UBS Select Treasury Institutional Fund

Statement of operations

For the
year ended
April 30, 2008

Investment income:
Interest income	$18,331,947

Securities lending income	56,695

18,388,642

Interest income allocated from Master	80,734,578

Securities lending income allocated from Master	362,029

Expenses allocated from Master	(2,625,801)

Net investment income allocated from Master	78,470,806

Total investment income	96,859,448

Expenses:
Investment advisory and/or administration fees(1)	2,759,846

Trustees’ fees	12,043

Net expenses	2,771,889

Net investment income	94,087,559

Net realized gain from investment activities (allocated from Master)	50,146

Net realized gain from investment activities	346,903

Net increase in net assets resulting from operations	$94,484,608

(1)	As noted in the financial statement footnotes, the fund paid fees pursuant to an Investment Advisory and Administration Contract until conversion to a master-feeder structure on August 28, 2007; from that date forward, fees paid at the feeder level related to administration services as advisory functions occurred at the master fund level.

See accompanying notes to financial statements

15

UBS Select Tax-Free Institutional Fund

Statement of operations

For the period
August 28, 2007(1) to
April 30, 2008

Investment income:
Interest income allocated from Master	$29,649,838

Expenses allocated from Master	(1,100,899)

Interest expense allocated from Master	(13,977)

Waivers allocated from Master	1,100,899

Net investment income allocated from Master	29,635,861

Expenses:
Administration fees	875,416

Trustees’ fees	4,333

Net expenses	879,749

Net investment income	28,756,112

Net realized gain from investment activities allocated from Master	302,889

Net increase in net assets resulting from operations	$29,059,001

(1)	Commencement of operations.

See accompanying notes to financial statements

16

UBS Select Prime Institutional Fund

Statement of changes in net assets

	For the years ended April 30,

	2008	2007

From operations:
Net investment income	$490,111,560	$437,349,946

Net realized gain (loss) from investment activities	3,260	(13,227)

Net increase in net assets resulting from operations	490,114,820	437,336,719

Dividends to shareholders from:
Net investment income	(490,111,560)	(437,349,946)

Net increase in net assets from beneficial interest transactions	3,696,807,890	2,574,049,628

Net increase in net assets	3,696,811,150	2,574,036,401

Net assets:
Beginning of year	9,272,239,261	6,698,202,860

End of year	$12,969,050,411	$9,272,239,261

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the years ended April 30,

	2008	2007

From operations:
Net investment income	$94,087,559	$41,757,416

Net realized gains from investment activities	397,049	57,635

Net increase in net assets resulting from operations	94,484,608	41,815,051

Dividends and distributions to shareholders from:
Net investment income	(94,087,559)	(41,757,416)

Net realized gain from investment activities	(89,973)	(67,672)

Total dividends and distributions to shareholders	(94,177,532)	(41,825,088)

Net increase in net assets from beneficial interest transactions	4,652,591,736	371,255,914

Net increase in net assets	4,652,898,812	371,245,877

Net assets:
Beginning of year	951,408,350	580,162,473

End of year	$5,604,307,162	$951,408,350

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

18

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

For the period
August 28, 2007(1) to
April 30, 2008

From operations:
Net investment income	$28,756,112

Net realized gain from investment activities	302,889

Net increase in net assets resulting from operations	29,059,001

Dividends to shareholders from:
Net investment income	(28,756,112)

Net increase in net assets from beneficial interest transactions	2,574,336,731

Net increase in net assets	2,574,639,620

Net assets:
Beginning of period	—

End of period	$2,574,639,620

Accumulated undistributed net investment income	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

19

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2008		2007	2006	2005		2004

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00		$1.00

Net investment income	0.046		0.051	0.037	0.017		0.010

Dividends from net investment income	(0.046)		(0.051)	(0.037)	(0.017)		(0.010)

Distributions from net realized gains from investment activities	—		—	—	(0.000	)(1)	—

Total dividends and distributions	(0.046)		(0.051)	(0.037)	(0.017)		(0.010)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00		$1.00

Total investment return(2)	4.66%		5.25%	3.81%	1.72%		0.98%

Ratios/supplemental data:
Net assets, end of year (000’s)	$12,969,050		$9,272,239	$6,698,203	$5,934,079		$7,491,646

Expenses to average net assets	0.18	%(3)	0.18%	0.18%	0.18%		0.18%

Net investment income to average net assets	4.47	%(3)	5.14%	3.76%	1.68%		0.97%

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.

See accompanying notes to financial statements

20

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

							For the period
	For the years ended April 30,						March 23,
							2004(1) to
	2008		2007		2006	2005	April 30, 2004

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.038		0.050		0.036	0.016	0.001

Dividends from net investment income	(0.038)		(0.050)		(0.036)	(0.016)	(0.001)

Distributions from net realized gains from investment activities	(0.000	)(2)	(0.000	)(2)	—	—	—

Total dividends and distributions	(0.038)		(0.050)		(0.036)	(0.016)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00

Total investment return(3)	3.85%		5.11%		3.65%	1.61%	0.08%

Ratios/supplemental data:
Net assets, end of period (000’s)	$5,604,307		$951,408		$580,162	$461,046	$385,536

Expenses to average net assets	0.18	%(5)	0.18%		0.18%	0.18%	0.18	%(4)

Net investment income to average net assets	3.14	%(5)	5.02%		3.59%	1.63%	0.78	%(4)

(1)	Commencement of operations.
(2)	Amount of distribution paid represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Annualized.
(5)	Ratios include the Fund’s share of income and expenses allocated from the Master.

See accompanying notes to financial statements

21

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	August 28, 2007(1) to
	April 30, 2008

Net asset value, beginning of period	$1.00

Net investment income	0.019

Dividends from net investment income	(0.019)

Net asset value, end of period	$1.00

Total investment return(2)	1.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,574,640

Expenses to average net assets, net of fee waivers by advisor	0.08	%(3),(4)

Expenses to average net assets, before fee waivers by advisor	0.18	%(3),(4)

Net investment income to average net assets	2.61	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Annualized.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.

See accompanying notes to financial statements

22

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with eleven series: the Funds, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in the Prime Master Fund and the Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the Securities and Exchange Commission under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

23

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund”). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (93.19% for Prime Institutional Fund, 83.64% for Treasury Institutional Fund and 97.59% for Tax-Free Institutional Fund at April 30, 2008). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value

24

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and/or administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2008, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $836,559, $364,648 and $154,755, respectively, for administrative services.

25

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets.

Prior to August 28, 2007, UBS Global AM received a fee of 0.18% of the average daily net assets of each of Prime Institutional Fund and Treasury Institutional Fund for its investment advisory and administrative services under superseded agreements, prior to conversion of those Funds to feeder funds on such date.

Securities lending
Prior to August 28, 2007, the Prime Institutional Fund and the Treasury Institutional Fund held securities directly. Both Funds participated in securities lending arrangements. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers had been approved as borrowers under each Fund’s securities lending programs. UBS Securities LLC was the Funds’ lending agent. For the period ended April 30, 2008, UBS Securities LLC earned $159 and $17,897 from Prime Institutional Fund and Treasury Institutional Fund, respectively.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund (formerly UBS Select Money Market Fund) and Treasury Institutional Fund (formerly UBS Select Treasury Fund) during the periods ended

26

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

April 30, 2008 and April 30, 2007 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the period ended April 30, 2008, was 99.6% tax-exempt in come and .40% was ordinary income.

At April 30, 2008, the components of accumulated earnings on a tax basis were undistributed ordinary income of $28,910,877 and accumulated capital and other losses of $9,967 for Prime Institutional Fund, undistributed ordinary income of $9,216,701 for Treasury Institutional Fund, and undistributed tax-exempt income of $3,560,761 and undistributed ordinary income of $302,889 for Tax-Free Institutional Fund.

At April 30, 2008, the Select Prime Institutional Fund had a net capital loss carryforward of $9,967. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire April 30, 2015. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. During the current fiscal year Select Prime Institutional Fund utilized $1,286 of the capital loss carryforward to offset current year realized gains.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2008, undistributed net investment income was increased by $244 and paid in capital was decreased by $244 for the Select Tax-Free Institutional Fund. These differences are primarily due to non-deductible expenses for tax purposes.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. The implementation of FIN 48 resulted in no material liabilities for unrecognized tax benefits and no material changes to the beginning net asset values of the Funds.

As of and during the period ended April 30, 2008, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of operations. During the period, the Funds did not incur any interest or penalties.

27

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities. The adoption of FIN 48 had no impact on the operations of the Funds for the period ended April 30, 2008.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

Prime Institutional Fund	2008	2007

Shares sold	91,253,470,870	84,535,747,502

Shares repurchased	(87,990,379,235)	(82,330,279,303)

Dividends reinvested	433,716,255	368,581,429

Net increase in shares outstanding	3,696,807,890	2,574,049,628

	For the years ended April 30,

Treasury Institutional Fund	2008	2007

Shares sold	17,079,386,764	4,155,394,020

Shares repurchased	(12,507,639,830)	(3,820,359,392)

Dividends reinvested	80,844,802	36,221,286

Net increase in shares outstanding	4,652,591,736	371,255,914

	For the
	period ended
Tax-Free Institutional Fund*	April 30, 2008

Shares sold	8,753,386,879

Shares repurchased	(6,201,813,653)

Dividends reinvested	22,763,505

Net increase in shares outstanding	2,574,336,731

*	The Fund commenced operations on August 28, 2007.

28

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Institutional Fund,
UBS Select Treasury Institutional Fund
and UBS Select Tax-Free Institutional Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund (formerly, UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (formerly, UBS Select Treasury Fund) and UBS Select Tax-Free Institutional Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund at April 30, 2008, and the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2008

29

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
99.6% of the ordinary income dividends paid by the UBS Select Treasury Institutional Fund during the fiscal year ended April 30, 2008 qualify as “interest related dividends” for non-U.S. shareholders.

30

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

US government agency obligations—14.67%

Federal Farm Credit Bank
2.280%, due 05/01/08(1)	$94,500,000	$94,494,796

Federal Home Loan Bank
2.360%, due 05/01/08(1)	90,000,000	90,000,000

2.945%, due 05/18/08(1),(2)	220,000,000	220,000,000

2.860%, due 05/19/08(1)	173,000,000	173,000,000

2.826%, due 05/27/08(1),(2)	350,000,000	350,000,000

4.500%, due 11/05/08(2)	107,000,000	107,000,000

2.560%, due 02/13/09(2)	130,000,000	130,617,591

2.630%, due 02/27/09(2)	120,000,000	120,000,000

2.390%, due 04/29/09	100,000,000	100,000,000

Federal Home Loan Mortgage Corp.
2.536%, due 06/30/08(1)	60,000,000	59,984,053

3.625%, due 09/15/08(2)	157,610,000	157,278,320

4.300%, due 12/26/08(2)	77,000,000	77,000,000

Federal National Mortgage Association
2.450%, due 05/01/08(1)	200,000,000	200,000,000

2.747%, due 07/25/08(1),(2)	167,500,000	167,440,912

Total US government agency obligations (cost—$2,046,815,672)		2,046,815,672

Bank notes—1.62%

Banking-US—1.62%
US Bank N.A.
2.700%, due 09/15/08	100,000,000	100,000,000

Wachovia Bank N.A. (Charlotte)
2.910%, due 07/04/08(1)	125,000,000	125,000,000

Total bank notes (cost—$225,000,000)		225,000,000

Time deposit—2.34%

Banking-non-US—2.34%
KBC Bank NV, Cayman Islands
2.625%, due 05/01/08 (cost—$327,000,000)	327,000,000	327,000,000

Certificates of deposit—14.30%

Banking-non-US—9.67%
Abbey National Treasury Services PLC
2.638%, due 07/02/08(1)	90,000,000	90,055,677

Bank of Montreal
3.100%, due 07/31/08	75,000,000	75,011,734

2.950%, due 08/19/08	122,500,000	122,500,000

31

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Bank of Scotland PLC
5.400%, due 06/11/08	$90,000,000	$90,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.670%, due 05/19/08	100,000,000	100,000,000

Barclays Bank PLC
3.020%, due 02/23/09	140,000,000	140,000,000

Deutsche Bank AG
2.809%, due 06/23/08(1)	125,000,000	125,000,000

Dexia Bank
2.510%, due 06/20/08	140,000,000	140,000,000

Fortis Bank NV-SA
2.760%, due 07/03/08	150,000,000	150,000,000

Natixis
5.240%, due 05/02/08	34,000,000	34,001,904

3.030%, due 06/09/08	94,000,000	94,000,000

Royal Bank of Scotland
3.100%, due 05/06/08	60,000,000	60,000,000

Svenska Handelsbanken
5.000%, due 10/09/08	128,000,000	128,000,000

		1,348,569,315

Banking-US—4.63%
American Express, Federal Savings Bank
2.830%, due 06/03/08	117,000,000	117,000,000

Citibank N.A.
2.490%, due 06/19/08	100,000,000	100,000,000

Harris N.A.
3.000%, due 08/06/08	42,000,000	42,024,319

PNC Bank N.A.
3.190%, due 07/25/08	157,800,000	157,800,000

State Street Bank & Trust Co.
3.000%, due 05/28/08	139,000,000	139,000,000

2.680%, due 10/01/08	90,000,000	90,000,000

		645,824,319

Total certificates of deposit (cost—$1,994,393,634)		1,994,393,634

32

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(3)—41.31%

Asset backed-banking—1.39%
Atlantis One Funding
3.080%, due 05/14/08	$95,000,000	$94,894,339

2.850%, due 06/02/08	100,000,000	99,746,667

		194,641,006

Asset backed-miscellaneous—22.75%
Amsterdam Funding Corp.
2.810%, due 05/14/08	100,000,000	99,898,528

2.800%, due 05/15/08	100,000,000	99,891,111

Atlantic Asset Securitization LLC
2.760%, due 05/12/08	100,000,000	99,915,667

2.800%, due 05/15/08	150,000,000	149,836,667

Barton Capital LLC
2.800%, due 05/02/08	48,357,000	48,353,239

2.650%, due 05/07/08	125,000,000	124,944,792

2.900%, due 06/17/08	100,000,000	99,621,389

Bryant Park Funding LLC
2.880%, due 05/28/08	100,244,000	100,027,473

Chariot Funding LLC
2.880%, due 05/21/08	200,000,000	199,680,000

Falcon Asset Securitization Corp.
3.150%, due 05/02/08	37,942,000	37,938,680

2.850%, due 05/27/08	50,000,000	49,897,083

2.850%, due 05/28/08	175,000,000	174,625,938

Jupiter Securitization Co. LLC
2.880%, due 05/20/08	175,000,000	174,734,000

2.800%, due 06/02/08	100,000,000	99,751,111

Kitty Hawk Funding Corp.
2.600%, due 05/12/08	66,325,000	66,272,308

Old Line Funding Corp.
3.150%, due 05/15/08	135,000,000	134,834,625

2.900%, due 06/20/08	138,989,000	138,429,183

Ranger Funding Co. LLC
2.900%, due 05/16/08	50,000,000	49,939,583

2.600%, due 06/13/08	88,852,000	88,576,065

Regency Markets No.1 LLC
2.850%, due 05/13/08	100,000,000	99,905,000

33

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(3)—(continued)

Asset backed-miscellaneous—(concluded)
2.880%, due 05/13/08	$96,990,000	$96,896,890

2.850%, due 05/15/08	115,000,000	114,872,542

Sheffield Receivables Corp.
2.900%, due 05/28/08	85,000,000	84,815,125

2.900%, due 05/29/08	55,000,000	54,875,944

Thunderbay Funding
2.920%, due 05/01/08	41,615,000	41,615,000

2.740%, due 07/09/08	156,950,000	156,125,751

Variable Funding Capital Corp.
2.700%, due 06/05/08	150,000,000	149,606,250

2.850%, due 06/25/08	100,000,000	99,564,583

Windmill Funding Corp.
2.750%, due 05/08/08	100,000,000	99,946,528

2.910%, due 06/05/08	138,000,000	137,609,575

		3,173,000,630

Banking-US—13.43%
ABN-AMRO N.A. Finance, Inc.
3.000%, due 05/13/08	200,000,000	199,800,000

Barclays US Funding Corp.
2.960%, due 07/21/08	125,000,000	124,167,500

BNP Paribas Finance
3.007%, due 05/20/08	75,000,000	74,880,973

Calyon N.A., Inc.
2.702%, due 06/10/08	50,000,000	49,849,722

2.705%, due 06/10/08	150,000,000	149,549,167

Danske Corp.
2.840%, due 05/22/08	145,000,000	144,759,783

2.760%, due 06/02/08	90,000,000	89,779,200

Dexia Delaware LLC
2.730%, due 07/14/08	75,000,000	74,579,125

ING (US) Funding LLC
2.640%, due 06/10/08	115,000,000	114,662,667

2.960%, due 10/27/08	45,000,000	44,337,700

Natexis Banques Populaires US Finance Co. LLC
3.045%, due 05/22/08	94,250,000	94,082,588

Nordea N.A., Inc.
2.750%, due 07/11/08	140,000,000	139,240,694

2.820%, due 07/23/08	100,875,000	100,219,144

34

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(3)—(concluded)

Banking-US—(concluded)
San Paolo IMI US Financial Co.
2.700%, due 05/13/08	$150,000,000	$149,865,000

Societe Generale N.A., Inc.
2.895%, due 05/14/08	75,000,000	74,921,594

4.000%, due 07/09/08	125,000,000	124,041,667

Stadshypotek Del, Inc.
3.060%, due 05/05/08	125,000,000	124,957,500

		1,873,694,024

Finance-noncaptive diversified—3.74%
General Electric Capital Corp.
4.750%, due 06/26/08	100,000,000	99,261,111

4.390%, due 08/21/08	200,000,000	197,268,444

International Lease Finance Corp.
2.970%, due 05/22/08	100,000,000	99,826,750

3.000%, due 05/28/08	125,000,000	124,718,750

		521,075,055

Total commercial paper (cost—$5,762,410,715)		5,762,410,715

US master note—2.22%

Brokerage—2.22%
Banc of America Securities LLC(1),(4)
2.563%, due 05/01/08 (cost—$310,000,000)	310,000,000	310,000,000

Funding agreements—1.08%

Insurance-life—1.08%
Metropolitan Life Insurance Co. of CT(1),(5)
2.779%, due 05/02/08	75,000,000	75,000,000

Metropolitan Life Insurance Co. of NY(1),(5)
2.779%, due 05/02/08	75,000,000	75,000,000

Total funding agreements (cost—$150,000,000)		150,000,000

Short-term corporate obligations—13.56%

Asset backed-securities—0.64%
K2 (USA) LLC
5.346%, due 06/02/08(6)	63,000,000	62,999,788

2.522%, due 06/20/08(1),(6)	26,000,000	25,999,809

		88,999,597

35

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Short-term corporate obligations—(continued)

Automobile OEM—0.72%
American Honda Finance Corp.
2.964%, due 06/18/08(1),(6)	$100,000,000	$100,106,784

Banking-non-US—9.46%
ANZ National International Ltd.
3.210%, due 06/10/08(1),(6)	122,000,000	122,000,000

Bank of Ireland
2.810%, due 05/20/08(1),(6)	85,000,000	85,000,000

Bank of Scotland PLC
2.779%, due 05/01/08(1),(6)	85,000,000	85,000,000

BNP Paribas
3.132%, due 05/07/08(1)	112,000,000	112,000,000

4.032%, due 05/13/08(1)	60,000,000	60,000,000

Commonwealth Bank of Australia
2.915%, due 05/27/08(1),(6)	81,000,000	81,000,000

HSBC Bank USA
3.218%, due 07/14/08(1)	100,000,000	100,000,000

La Caja de Ahorros y Pensiones de Barcelona
2.920%, due 07/23/08(1),(6)	100,000,000	100,000,000

National Australia Bank Ltd.
2.706%, due 05/15/08(1),(6)	77,000,000	77,000,000

3.306%, due 06/06/08(1),(6)	90,000,000	90,000,000

Rabobank Nederland
2.900%, due 08/11/08(1),(6)	75,000,000	75,000,000

Totta Ireland PLC
2.751%, due 05/07/08(1),(6)	88,000,000	88,000,000

Westpac Banking Corp.
2.731%, due 05/06/08(1),(6)	100,000,000	100,000,000

2.700%, due 04/09/09(6)	145,000,000	145,000,000

		1,320,000,000

Banking-US—0.72%
The Bank of New York Mellon Corp.
2.688%, due 05/12/08(1),(6)	100,000,000	100,000,000

Finance-captive automotive—2.02%
Toyota Motor Credit Corp.
2.270%, due 05/01/08(1)	87,250,000	87,250,000

36

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—(concluded)
2.570%, due 05/01/08(1)	$95,000,000	$95,000,000

2.698%, due 07/07/08(1)	100,000,000	100,001,574

		282,251,574

Total short-term corporate obligations (cost—$1,891,357,955)		1,891,357,955

Repurchase agreements—8.62%

Repurchase agreement dated 04/30/08 with
Barclays Bank PLC, 1.950% due 05/01/08,
collateralized by $201,720,000 Federal Home Loan Bank
obligations, 3.625% to 6.000% due 05/29/13 to 06/29/22,
$100,000,000 Federal Home Loan Mortgage Corp.
obligations, 4.290% due 02/13/13 and $150,000,000
Federal National Mortgage Association obligations,
4.000% due 03/11/13; (value—$459,002,728);
proceeds: $450,024,375	450,000,000	450,000,000

Repurchase agreement dated 04/30/08 with
Deutsche Bank Securities, Inc., 1.970% due 05/01/08,
collateralized by $258,380,000 Federal Home Loan Bank
obligations, zero coupon to 5.500% due 07/15/08 to
02/06/23, $191,535,000 Federal Home Loan Mortgage
Corp. obligations, zero coupon to 4.300% due 05/05/08 to
09/15/29, $294,816,000 Federal National Mortgage
Association obligations, zero coupon to 6.000% due
12/15/08 to 07/25/25 and $74,813,000 Resolution
Funding Corp. Interest Strips, zero coupon due
07/15/15 to 04/15/30; (value—$765,000,067);
proceeds: $750,041,042	750,000,000	750,000,000

Repurchase agreement dated 04/30/08 with State Street
Bank & Trust Co.,1.380% due 05/01/08,
collateralized by $1,378,855 US Treasury Bonds,
6.000% to 8.125% due 08/15/21 to 02/15/26;
(value—$1,703,739); proceeds: $1,669,064	1,669,000	1,669,000

Total repurchase agreements (cost—$1,201,669,000)		1,201,669,000

37

Prime Master Fund

Statement of net assets—April 30, 2008

	Number of
	shares	Value

Investments of cash collateral from securities loaned—9.06%

Money market funds(7)—9.06%
AIM Prime Portfolio,
2.501%	39	$39

BlackRock Provident Institutional TempFund,
2.834%	568,205,571	568,205,571

DWS Money Market Series,
2.881%	460,550,742	460,550,742

UBS Private Money Market Fund LLC,(8)
2.538%	234,656,346	234,656,346

Total money market funds and investments of cash
collateral from securities loaned (cost—$1,263,412,698)		1,263,412,698

Total investments (cost—$15,172,059,674 which approximates
cost for federal income tax purposes)—108.78%		15,172,059,674

Liabilities in excess of other assets—(8.78)%		(1,223,958,815)

Net assets—100.00%		$13,948,100,859

(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2008, and reset periodically.
(2)	Security, or portion thereof, was on loan at April 30, 2008.
(3)	Interest rates shown are the discount rates at date of purchase.
(4)	The security detailed in the table below, which represents 2.22% of net assets, is considered liquid and restricted as of April 30, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Banc of America
Securities LLC,
2.563%, 05/01/08	04/30/08	$310,000,000	2.22%	$310,000,000	2.22%

38

Prime Master Fund

Statement of net assets—April 30, 2008

(5)	The security detailed in the table below, which represents 1.08% of net assets, is considered illiquid and restricted as of April 30, 2008.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Metropolitan Life
Insurance Co. of CT.,
2.779%, 05/02/08	04/01/08	$75,000,000.54%		$75,000,000.54%

Metropolitan Life
Insurance Co. of NY.,
2.779%, 05/02/08	04/01/08	$75,000,000.54%		$75,000,000.54%

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.59% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Rates shown reflect yield at April 30, 2008.
(8)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the period ended April 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	period ended	period ended	Value at	period ended
description	08/28/07	04/30/08	04/30/08	04/30/08	04/30/08

UBS Private
Money Market
Fund LLC	$565,090	$2,664,820,787	$2,430,729,531	$234,656,346	$580,696

(9)	Acquisition dates represent most recent reset dates on variable rate securities.

OEM	Original Equipment Manufacturer

39

Prime Master Fund

Statement of net assets—April 30, 2008

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	78.9%

Belgium	4.1

United Kingdom	3.3

Australia	3.2

Japan	2.5

France	2.0

Canada	1.3

Spain	1.2

Sweden	0.8

Germany	0.8

New Zealand	0.8

Ireland	0.6

Netherlands	0.5

Total	100.0%

Weighted average maturity—51 days

See accompanying notes to financial statements

40

Treasury Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

US government obligations—25.22%

US Treasury Bills
2.221%, due 05/15/08(1),(2)	$110,000,000	$109,904,991

2.140%, due 05/22/08(1),(2)	150,000,000	149,812,750

3.516%, due 05/22/08(1),(2)	90,000,000	89,815,436

1.110%, due 05/29/08(1),(2)	250,000,000	249,784,167

2.160%, due 05/29/08(1),(2)	112,500,000	112,311,000

3.260%, due 05/29/08(1),(2)	70,000,000	69,822,511

3.293%, due 05/29/08(1),(2)	25,000,000	24,935,979

1.350%, due 06/05/08(1),(2)	100,000,000	99,868,750

3.262%, due 06/05/08(1),(2)	70,000,000	69,778,003

3.190%, due 06/12/08(1),(2)	85,000,000	84,683,658

2.030%, due 08/21/08(1),(2)	100,000,000	99,368,444

1.180%, due 08/28/08(1),(2)	185,000,000	184,278,397

1.490%, due 09/11/08(1)	100,000,000	99,449,528

1.586%, due 09/11/08(1)	100,000,000	99,414,061

1.370%, due 09/25/08(1)	150,000,000	149,160,875

Total US government obligations (cost—$1,692,388,550)		1,692,388,550

Repurchase agreements—74.78%

Repurchase agreement dated 04/30/08 with Banc of America Securities, 1.900% due 05/01/08, collateralized by $778,818,400 US Treasury Bonds, 4.500% to 8.875% due 11/15/16 to 02/15/36 and $108,506,000 US Treasury Notes, 4.875% due 02/15/12; (value—$1,122,000,050); proceeds: $1,100,058,056	1,100,000,000	1,100,000,000

Repurchase agreement dated 04/30/08 with Barclays Bank PLC, 1.920% due 05/01/08, collateralized by $146,228,000 US Treasury Bonds, 8.125% to 8.750% due 05/15/17 to 08/15/21, $596,283,900 US Treasury Inflation Index Notes, 2.000% to 3.875% due 01/15/09 to 01/15/17 and $154,306,000 US Treasury Notes, 4.000% to 4.500% due 08/31/09 to 02/28/11; (value—$1,122,000,011); proceeds: $1,100,058,667	1,100,000,000	1,100,000,000

Repurchase agreement dated 04/30/08 with Merrill Lynch & Co., 1.900% due 05/01/08, collateralized by $956,093,000 US Treasury Inflation Index Notes, 1.875% to 2.625% due 04/15/12 to 07/15/17; (value—$1,071,002,107); proceeds: $1,050,055,417	1,050,000,000	1,050,000,000

41

Treasury Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/08 with Morgan Stanley & Co.,1.880% due 05/01/08, collateralized by $302,223,100 US Treasury Bonds, 4.500% to 6.750% due 08/15/26 to 02/15/36 and $166,426,000 US Treasury Notes, 4.000% due 08/31/09; (value—$510,000,117); proceeds: $500,026,111	$500,000,000	$500,000,000

Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co.,1.380% due 05/01/08, collateralized by $117,314 US Treasury Bonds, 6.000% to 8.125% due 08/15/21 to 02/15/26; (value—$144,956); proceeds: $142,005	142,000	142,000

Repurchase agreement dated 04/30/08 with Deutsche Bank, 1.95% due 05/01/08, collateralized by $1,379,147,887 of various corporate securities, 3.155% to 10.75% due 4/15/09 to 6/15/49; (value—$1,329,329,061); proceeds: $1,269,068,738(3)	1,269,000,000	1,269,000,000

Total repurchase agreements (cost—$5,019,142,000)		5,019,142,000

Total investments (cost—$6,711,530,550 which approximates cost for federal income tax purposes)—100.00%		6,711,530,550

Liabilities in excess of other assets—(0.00)%		(146,593)

Net assets—100.00%		$6,711,383,957

(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Security, or portion thereof, was on loan at April 30, 2008.
(3)	The Fund executed a Treasury repurchase agreement transaction; however, in error the counterparty delivered corporate securities as collateral. The Fund was later compensated by the counterparty for this error by a higher rate on the repurchase agreement consistent with corporate backed repurchase rates as of April 30, 2008.

Weighted average maturity—17 days

See accompanying notes to financial statements

42

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—74.19%

Alabama—0.39%
Alabama Special Care Facilities Financing Authority Mobile
Revenue (Morgan Stanley Floater Certificates, Series 2605),
2.430%, VRD(1),(2)	$5,400,000	$5,400,000

Jefferson County Sewer Revenue (Capital Improvement Warrants),
Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.750%, due 02/01/09	2,125,000	2,205,292

Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.375%, due 02/01/09	2,565,000	2,679,558

		10,284,850

Alaska—0.12%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
2.600%, VRD	3,180,000	3,180,000

Arizona—0.62%
Phoenix Civic Improvement Corp. Excise Tax Revenue
(JP Morgan PUTTERs, Series 1218) (FGIC Insured),
2.930%, VRD(1),(2)	8,250,000	8,250,000

Phoenix Industrial Development Authority Multifamily Housing
Revenue Refunding (Paradise Lakes Apartment), Series A,
2.440%, VRD	8,000,000	8,000,000

		16,250,000

Arkansas—0.33%
Little Rock Sewer Revenue (Wachovia Bank
Merlots), Series D49 (FSA Insured),
2.820%, VRD(1),(2)	8,765,000	8,765,000

California—1.52%
California State Revenue Anticipation Notes,
4.000%, due 06/30/08	40,000,000	40,040,562

Colorado—0.75%
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-8,
2.650%, VRD	1,100,000	1,100,000

Series A-11,
2.650%, VRD	1,300,000	1,300,000

43

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Series C-6,
2.650%, VRD	$3,650,000	$3,650,000

Colorado Springs Revenue (Colorado College Project),
2.750%, VRD	5,700,000	5,700,000

Colorado Springs Utilities Revenue Refunding (Sub
Lien Improvement), Series A,
2.500%, VRD	8,125,000	8,125,000

		19,875,000

Connecticut—0.85%
Connecticut State Health & Educational Facilities
Authority Revenue (Wesleyan University),
Series D,
2.400%, VRD	7,000,000	7,000,000

Series E,
2.700%, VRD	3,000,000	3,000,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
2.500%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
2.680%, VRD(1),(2)	10,975,000	10,975,000

		22,575,000

Delaware—0.27%
University of Delaware Revenue, Series B
2.750%, VRD	2,350,000	2,350,000

Wilmington Revenue (Salesianum School Project),
2.380%, VRD	4,900,000	4,900,000

		7,250,000

District of Columbia—0.40%
District of Columbia Revenue (Consortium Issue),
2.410%, VRD	800,000	800,000

District of Columbia Revenue (Pooled Loan Program), Series A,
2.450%, VRD	7,385,000	7,385,000

District of Columbia Revenue (Sidwell Friends School),
2.700%, VRD	2,500,000	2,500,000

		10,685,000

44

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Florida—2.95%
Alachua County Health Facilities Authority Health Facilities
Revenue Installment (Shands Teaching Hospital), Series A,
2.580%, VRD	$600,000	$600,000

Brevard County Health Facilities Authority Health Care
Facilities Revenue Refunding (Health First, Inc. Project),
2.580%, VRD	1,000,000	1,000,000

Gainesville Utilities System Revenue, Series A,
2.620%, VRD	8,055,000	8,055,000

Jacksonville Health Facilities Authority Hospital
Revenue (Baptist Medical Center Project),
2.650%, VRD	800,000	800,000

Series B,
2.650%, VRD	13,900,000	13,900,000

JEA Electric System Revenue, Series Three-A,
2.600%, VRD	11,100,000	11,100,000

Nassau County Pollution Control Revenue (Rayonier Project),
2.550%, VRD	5,745,000	5,745,000

Orange County Industrial Development Authority Industrial
Development Revenue (Catholic Charities Center),
2.580%, VRD	2,600,000	2,600,000

Orlando Utilities Commission Water & Electric Revenue Refunding,
5.000%, VRD	5,000,000	5,033,817

Palm Beach County Industrial Development
Revenue (South Florida Blood Banks Project),
2.700%, VRD	4,700,000	4,700,000

Palm Beach County School Board Certificates of
Participation, Series B (FSA Insured),
2.350%, VRD	11,505,000	11,505,000

Pinellas County Educational Facilities Authority
Revenue Refunding (Barry University Project),
2.450%, VRD	5,000,000	5,000,000

Tampa Bay Water Utilities System Revenue (Morgan
Stanley Floater Certificates, Series 112) (FGIC Insured),
2.480%, VRD(1),(2)	5,745,000	5,745,000

Volusia County Health Facilities Authority Revenue
(Hospital-Scott & White Volusia Health), Series A,
2.390%, VRD	2,170,000	2,170,000

		77,953,817

45

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—3.65%
Atlanta Airport Revenue (JP Morgan PUTTERs,
Series 2642Z) (FSA Insured),
2.510%, VRD(1),(2)	$11,170,000	$11,170,000

Atlanta Development Authority Revenue (Botanical
Garden Improvements Project),
2.700%, VRD	10,000,000	10,000,000

De Kalb County Development Authority Revenue (Robert
W. Woodruff Arts Center),
2.400%, VRD	1,350,000	1,350,000

De Kalb County Hospital Authority Revenue
Anticipation Certificates (De Kalb Medical Center
Project), Series B (FSA Insured),
2.400%, VRD	5,695,000	5,695,000

De Kalb County Water & Sewer Revenue (Morgan
Stanley Floater Certificates, Series 1906) (FSA Insured),
2.480%, VRD(1),(2)	3,201,000	3,201,000

De Kalb Private Hospital Authority Revenue Anticipation
Certificates (Childrens Health), Series B,
2.690%, VRD	2,165,000	2,165,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
2.510%, VRD(1),(2)	10,370,000	10,370,000

Fulton County Development Authority Revenue
(Metro Atlanta YMCA Project),
2.700%, VRD	4,090,000	4,090,000

Fulton County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.400%, VRD	14,740,000	14,740,000

Series A,
2.650%, VRD	5,065,000	5,065,000

Series B,
2.700%, VRD	5,000,000	5,000,000

Fulton County Hospital Authority Revenue
Anticipation Certificates (Northside),
Series A,
2.400%, VRD	2,535,000	2,535,000

Series B,
2.650%, VRD	850,000	850,000

46

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Georgia State, Series H-2,
2.200%, VRD	$6,850,000	$6,850,000

Glynn County Schools Sales Tax,
5.000%, due 11/01/08	4,300,000	4,334,705

Gwinnett County Hospital Authority Revenue
Anticipation Certificates (Gwinnett Hospital
System Project), Series C (FSA Insured),
2.500%, VRD	2,075,000	2,075,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Central Georgia Health),
2.580%, VRD	730,000	730,000

Metropolitan Atlanta Rapid Transit Authority Sales
Tax Revenue, Series B,
2.650%, VRD	6,200,000	6,200,000

		96,420,705

Idaho—0.03%
Power County Pollution Control Revenue (FMC Corp. Project),
2.750%, VRD	895,000	895,000

Illinois—4.11%
Chicago Metropolitan Water Reclamation District-Greater
Chicago (Citigroup ROCS, Series RR-II-R-11283),
2.430%, VRD(1),(2)	3,000,000	3,000,000

Cook County (Capital Improvement), Series E,
2.350%, VRD	2,600,000	2,600,000

Cook County Community High School District No. 219
Niles Township (Morgan Stanley Floater
Certificates, Series 2243) (FSA Insured),
2.480%, VRD(1),(2)	6,520,000	6,520,000

Illinois Development Finance Authority Revenue
(Evanston Northwestern), Series C,
2.700%, VRD	125,000	125,000

Illinois Development Finance Authority Revenue
(St. Vincent De Paul Project), Series A,
2.450%, VRD	2,300,000	2,300,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
2.600%, VRD	14,680,000	14,680,000

47

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Finance Authority Revenue (Advocate Health Care),
Series A-3,
1.900%, VRD	$5,665,000	$5,665,000

Subseries C2A,
2.560%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Central DuPage), Series A,
2.650%, VRD	15,995,000	15,995,000

Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital), Series C,
2.650%, VRD	17,300,000	17,300,000

Illinois, Series B,
2.730%, VRD	9,800,000	9,800,000

Illinois State (Citigroup ROCS, Series-RR-II-R-11295),
2.430%, VRD(1),(2)	4,195,000	4,195,000

Illinois State Sales Tax Revenue (JP Morgan PUTTERs,
Series 445) (FGIC Insured),
2.930%, VRD(1),(2)	6,950,000	6,950,000

Illinois State Toll Highway Authority Toll Highway Revenue
Refunding (Senior Priority), Series A-2 (FSA Insured),
2.350%, VRD	7,000,000	7,000,000

		108,630,000

Indiana—5.00%
Indiana Finance Authority Environmental Revenue
Refunding (Ispat Inland, Inc.),
2.600%, VRD	11,800,000	11,800,000

Indiana State Finance Authority Revenue
(Lease Appropriation),
Series A-2,
2.850%, VRD	11,700,000	11,700,000

Series A-3,
2.850%, VRD	10,800,000	10,800,000

Series A-5,
2.300%, VRD	20,000,000	20,000,000

Indianapolis Industrial Gas Utility Revenue (Morgan
Stanley Floater Certificates, Series 2628-1),
2.480%, VRD(1)(2)	10,075,000	10,075,000

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
2.580%, VRD(1),(2)	5,315,000	5,315,000

48

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Indianapolis Local Public Improvement
Bond Bank (Limited Recourse Notes), Series F,
4.000%, due 01/12/09	$6,250,000	$6,285,949

Mount Vernon Industrial Pollution Control & Solid
Waste Disposal Revenue (General Electric Co. Project),
2.350%, VRD	400,000	400,000

Saint Joseph County Educational Facilities
Revenue (University of Notre Dame Du Lac Project),
1.850%, VRD	18,000,000	18,000,000

2.100%, VRD	13,900,000	13,900,000

Saint Joseph County Industrial Educational Facilities
Revenue (University of Notre Dame Du Lac Project),
1.850%, VRD	10,000,000	10,000,000

2.100%, VRD	13,725,000	13,725,000

		132,000,949

Iowa—0.47%
Hills Health Facilities Revenue (Mercy Hospital Project),
2.630%, VRD	12,400,000	12,400,000

Kansas—0.54%
Kansas Development Finance Authority Revenue (Morgan
Stanley Floater Certificates, Series 2268) (MBIA Insured),
2.480%, VRD(1),(2)	5,355,000	5,355,000

Kansas Development Finance Authority Revenue
(Sisters of Charity), Series C
2.650%, VRD	4,000,000	4,000,000

Leawood Temporary Notes, Series 1,
4.000%, due 10/01/08	5,000,000	5,007,506

		14,362,506

Kentucky—0.08%
Christian County Association of County’s
Leasing Trust Lease Program, Series A,
2.650%, VRD	2,025,000	2,025,000

Louisiana—0.19%
Saint Tammany Parish Development District
Revenue (Rooms To Go Saint Tammany),
2.700%, VRD	5,000,000	5,000,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Maine—0.34%
Maine Health & Higher Educational Facilities
Authority Revenue (JP Morgan PUTTERs,
Series 1973) (AMBAC Insured),
2.680%, VRD(1),(2)	$3,000,000	$3,000,000

Maine Municipal Bond Bank Refunding, Series A,
5.000%, due 11/01/08	6,000,000	6,062,722

		9,062,722

Maryland—0.91%
Maryland Health & Higher Educational Facilities
Authority Revenue (Goucher College),
2.420%, VRD	5,900,000	5,900,000

Maryland Industrial Development Financing Authority
Economic Development Revenue (Calvert
School Inc. Facility),
2.700%, VRD	4,395,000	4,395,000

Maryland State & Local Facilities Loan, Second
Series (Depfa Floating Certificates, Series 3002),
2.500%, VRD(1),(2)	3,750,000	3,750,000

Montgomery County Revenue (Sidwell Friends School),
2.700%, VRD	10,000,000	10,000,000

		24,045,000

Massachusetts—4.52%
Massachusetts (Central Artery), Series B,
2.600%, VRD	800,000	800,000

Massachusetts Development Finance Agency
Revenue (Simmons College), Series G,
2.600%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College), Series H,
2.630%, VRD	10,000,000	10,000,000

Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts), Series A2,
2.320%, VRD	34,200,000	34,200,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems), Series D-1,
2.320%, VRD	31,300,000	31,300,000

Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University), Series G,
2.600%, VRD	5,500,000	5,500,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College), Series I,
2.700%, VRD	$3,000,000	$3,000,000

Massachusetts State (JP Morgan PUTTERs,
Series 449) (AMBAC-TCRs Insured),
2.680%, VRD(1),(2)	4,960,000	4,960,000

Massachusetts State Refunding, Series B,
2.330%, VRD	8,000,000	8,000,000

Massachusetts Water Pollution Abatement Trust,
Series B (Depfa Floating Certificates, Series 3001),
2.500%, VRD(1),(2)	3,750,000	3,750,000

University of Massachusetts Building Authority Project
Revenue Refunding, (Senior), Series 1 (Depfa Floating
Certificates, Series 2008-27) (AMBAC Insured),
2.730%, VRD(1),(2)	13,345,000	13,345,000

		119,355,000

Michigan—2.66%
Detroit Water Supply (JP Morgan PUTTERs,
Series 2145) (FSA Insured),
2.510%, VRD(1),(2)	20,200,000	20,200,000

Detroit Water Supply System (Second Lien, Series B) (FSA Insured),
2.350%, VRD	6,800,000	6,800,000

Eastern Michigan University Revenues Refunding,
2.450%, VRD	13,000,000	13,000,000

Michigan Hospital Finance Authority
Revenue (Ascension Health Credit), Series B,
2.450%, VRD	9,800,000	9,800,000

Michigan State Hospital Finance Authority
Revenue (Ascension Health Senior Credit),
Series B-4,
2.450%, VRD	10,500,000	10,500,000

Series B-6,
2.450%, VRD	10,000,000	10,000,000

		70,300,000

Minnesota—1.37%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program), Series B,
2.480%, VRD	1,685,000	1,685,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Minnesota—(concluded)
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Systems (Children’s Health Care Facilities),
Series A (FSA Insured),
2.630%, VRD	$5,000,000	$5,000,000

Series B (FSA Insured),
2.630%, VRD	8,275,000	8,275,000

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care Systems (Children’s
Hospitals Clinics), Series A-II (FSA Insured),
2.630%, VRD	5,000,000	5,000,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
2.600%, VRD	6,250,000	6,250,000

Series D,
1.680%, VRD	10,000,000	10,000,000

		36,210,000

Mississippi—0.90%
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project)
Series B,
2.450%, VRD	4,500,000	4,500,000

Series C,
2.700%, VRD	9,200,000	9,200,000

Mississippi Development Bank Special Obligation (East
Mississippi Correctional), Series B,
2.450%, VRD	10,000,000	10,000,000

		23,700,000

Missouri—2.95%
Missouri Health & Educational Facilities Authority Revenue (Ascension Health), Series C-2,
1.750%, VRD	17,500,000	17,500,000

Missouri Health & Educational Facilities Authority Revenue (Washington University),
Series A,
2.500%, VRD	29,555,000	29,555,000

Series B,
2.750%, VRD	4,500,000	4,500,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
University of Missouri Revenue (System Facilities),
Series A,
2.650%, VRD	$22,300,000	$22,300,000

Series B,
2.650%, VRD	4,200,000	4,200,000

		78,055,000

Montana—0.14%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
2.850%, VRD	3,800,000	3,800,000

Nebraska—0.66%
Lancaster County Hospital Authority Health Facilities
Revenue (Immanuel Health System), Series A,
2.650%, VRD	3,785,000	3,785,000

Nebraska Public Power District Revenue (FSA Insured),
2.510%, VRD(1)	13,660,000	13,660,000

		17,445,000

Nevada—0.92%
Clark County Airport Revenue, Series A (ABN AMRO MuniTops
Certificates Trust, Series 2005-56) (AMBAC Insured),
2.510%, VRD(1),(2)	9,995,000	9,995,000

Clark County Airport Revenue (Systems-Sub Lien), Series D-3,
2.560%, VRD	14,350,000	14,350,000

		24,345,000

New Hampshire—0.94%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
Series A,
2.700%, VRD	5,500,000	5,500,000

Series B,
2.700%, VRD	17,800,000	17,800,000

New Hampshire Health & Educational Facilities Authority
Revenue (Exeter Hospital Obligor Group), Series B,
2.350%, VRD	1,425,000	1,425,000

		24,725,000

New Jersey—0.19%
New Jersey Tax and Revenue Anticipation Notes,
4.500%, due 06/24/08	5,000,000	5,006,328

53

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

New Mexico—0.98%
New Mexico Finance Authority Revenue (JP Morgan
PUTTERs, Series 2287) (MBIA Insured),
2.580%, VRD(1),(2)	$5,270,000	$5,270,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien), Subseries B-1,
2.150%, VRD	10,700,000	10,700,000

New Mexico Hospital Equipment Loan Council Hospital
Revenue (Presbyterian Healthcare), Series A (FSA Insured),
2.100%, VRD	10,000,000	10,000,000

		25,970,000

New York—1.09%
New York City (Fiscal 2008), Subseries J-6,
2.530%, VRD	15,885,000	15,885,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
2.420%, VRD(1),(2)	4,795,000	4,795,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (Second Generation), Series 2008-BB-3,
2.500%, VRD	8,200,000	8,200,000

		28,880,000

North Carolina—4.09%
Forsyth County School, Series B,
2.380%, VRD	13,670,000	13,670,000

Mecklenburg County Certificates of Participation,
2.380%, VRD	9,600,000	9,600,000

2.450%, VRD	4,950,000	4,950,000

Mecklenburg County, Series A,
2.380%, VRD	6,010,000	6,010,000

North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Warren Wilson College),
2.450%, VRD	8,800,000	8,800,000

North Carolina Capital Facilities Finance Agency
Student Revenue (Housing Facilities-Wolfpack Club), Series A,
2.410%, VRD	4,440,000	4,440,000

North Carolina (Public Improvement), Series G,
2.400%, VRD	18,545,000	18,545,000

North Carolina State Refunding, Series E,
2.550%, VRD	8,800,000	8,800,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Union County, Series A,
2.370%, VRD	$8,280,000	$8,280,000

University of North Carolina Hospital Chapel Hill
Revenue, Series B,
2.550%, VRD	13,150,000	13,150,000

University of North Carolina Revenues (Citigroup
ROCS, Series RR-II-R-11292),
2.430%, VRD(1),(2)	3,090,000	3,090,000

Wake County (School), Series B,
2.370%, VRD	6,390,000	6,390,000

Wake County, Series B,
2.370%, VRD	2,300,000	2,300,000

		108,025,000

Ohio—2.81%
Columbus (Citigroup ROCS, Series RR-II-R-11293),
2.430%, VRD(1),(2)	6,000,000	6,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
2.510%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue, Series B,
2.500%, VRD	3,530,000	3,530,000

Ohio (Common Schools), Series D,
2.550%, VRD	20,000,000	20,000,000

Ohio State University General Receipts, Series B,
3.100%, VRD	30,800,000	30,800,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy
General Corp.), Series A,
2.550%, VRD	6,135,000	6,135,000

University of Cincinnati General Receipts, Series B,
2.450%, VRD	5,000,000	5,000,000

		74,265,000

Oklahoma—2.16%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
2.450%, VRD	14,900,000	14,900,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Oklahoma—(concluded)
Oklahoma State Turnpike Authority Turnpike Revenue
Refunding (Second Senior),
Series B,
2.050%, VRD	$6,670,000	$6,670,000

Series C,
2.050%, VRD	9,405,000	9,405,000

Series E,
2.510%, VRD	14,900,000	14,900,000

Tulsa County Industrial Authority Capital Improvements
Revenue (Capital Improvement), Series B (FSA Insured),
5.000%, due 05/15/08	3,035,000	3,039,476

Tulsa County Industrial Authority Revenue (First Meeting
Montercau), Series A,
2.620%, VRD	8,225,000	8,225,000

		57,139,476

Oregon—0.05%
Medford Hospital Facilities Authority Revenue
(Cascade Manor Project),
2.650%, VRD	1,200,000	1,200,000

Pennsylvania—5.52%
Allegheny County Industrial Development Authority
Revenue (United Jewish Federation), Series B,
2.380%, VRD	3,375,000	3,375,000

Beaver County Industrial Development Authority Pollution
Control Revenue Refunding (FirstEnergy Generation),
2.550%, VRD	10,000,000	10,000,000

Emmaus General Authority Revenue (FSA Insured),
2.650%, VRD	32,045,000	32,045,000

Geisinger Authority Health Systems
(Geisinger Health Systems),
Series B,
2.620%, VRD	6,400,000	6,400,000

Series C,
2.620%, VRD	985,000	985,000

Philadelphia Authority For Industrial Development
Revenues (Regional Performing Arts Center Project),
2.550%, VRD	865,000	865,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Children’s Hospital Project),
Series A,
2.550%, VRD	$1,100,000	$1,100,000

Series B,
2.620%, VRD	15,300,000	15,300,000

Philadelphia Water & Wastewater Revenue
Refunding (FSA Insured),
2.500%, VRD	7,840,000	7,840,000

Philadelphia Water & Wastewater Revenue Refunding,
Series B (FSA Insured),
2.500%, VRD	5,500,000	5,500,000

Pittsburgh & Allegheny County Passports & Exhibition
Authority Commonwealth, Series A (FSA Insured),
2.390%, VRD	10,000,000	10,000,000

Somerset County (FSA Insured),
2.380%, VRD	6,645,000	6,645,000

State Public School Building Authority Revenue
(Albert Gallatin Area School) (FSA Insured),
2.380%, VRD	5,000,000	5,000,000

University of Pittsburgh of the Commonwealth System of
Higher Education Refunding (University Capital Project),
Series B,
2.310%, VRD	11,500,000	11,500,000

University of Pittsburgh of the Commonwealth Systems of Higher
Education Refunding (University Capital Project),
Series A,
2.490%, VRD	20,900,000	20,900,000

Series B,
2.310%, VRD	5,000,000	5,000,000

Wilkes Barre, Series B,
2.380%, VRD	3,250,000	3,250,000

		145,705,000

South Carolina—0.38%
Richland County School District No. 001 (ABN AMRO
MuniTops Certificates Trust, Series 2003-29) (FSA Insured),
2.450%, VRD(1),(2)	10,000,000	10,000,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Tennessee—2.34%
Chattanooga Health Educational & Housing Facility Board
Revenue Refunding (Siskin Rehabilitation Project),
2.550%, VRD	$2,945,000	$2,945,000

Clarksville Public Building Authority Revenue Pooled
Financing (Tennessee Municipal Bond Fund),
2.450%, VRD	14,700,000	14,700,000

2.550%, VRD	825,000	825,000

Memphis Electric Systems Revenue (JP Morgan PUTTERs,
Series 378) (MBIA Insured),
2.580%, VRD(1),(2)	12,710,000	12,710,000

Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University), Series A,
1.850%, VRD	12,460,000	12,460,000

Metropolitan Government Nashville & Davidson
County, Series A,
2.300%, VRD	3,900,000	3,900,000

Shelby County Public Improvement and School, Series B,
2.300%, VRD	5,800,000	5,800,000

Shelby County Refunding, Series C,
2.300%, VRD	8,350,000	8,350,000

		61,690,000

Texas—8.33%
Alamo Community College District (Citigroup ROCS,
Series RR-II-R-883WF) (FGIC Insured),
2.480%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue (Morgan
Stanley Floater Certificates, Series 1281) (AMBAC Insured),
2.930%, VRD(1),(2)	7,500,000	7,500,000

Bryan Independent School District (School Building)
(ABN AMRO MuniTops Certificates Trust,
Series 2007-20) (PSF-GTD),
2.440%, VRD(1),(2)	10,005,000	10,005,000

Comal Independent School District (Morgan Stanley
Floater Certificates, Series 2593) (PSF-GTD),
2.480%, VRD(1),(2)	4,550,000	4,550,000

Copperas Cove Independent School District (Wachovia
Bank Merlots), Series D46 (PSF-GTD),
2.720%, VRD(1),(2)	5,400,000	5,400,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Cypress-Fairbanks Independent School District (Citigroup
ROCS, Series RR-II-R-11325) (PSF-GTD),
2.430%, VRD(1),(2)	$4,000,000	$4,000,000

Dallas Waterworks & Sewer Systems Revenue (JP Morgan
PUTTERs, Series 1800B) (AMBAC Insured),
2.680%, VRD(1),(2)	4,025,000	4,025,000

Garland Independent School District (Wachovia Bank
Merlots), Series D44 (PSF-GTD),
2.720%, VRD(1),(2)	5,200,000	5,200,000

Gulf Coast Waste Disposal Authority Pollution Control
Revenue Refunding (AMOCO Oil),
2.600%, VRD	5,500,000	5,500,000

Harris County Health Facilities Development Corp.
Hospital Revenue Refunding (Texas Children’s
Hospital), Series 3,
2.100%, VRD	5,000,000	5,000,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems), Series A-1,
2.650%, VRD	21,000,000	21,000,000

Harris County Refunding (Toll Road Sub Lien), (Pre-refunded
with US Government Securities to 08/01/08 @ 100)
5.000%, due 08/01/08	6,000,000	6,034,951

Houston (JP Morgan PUTTERs),
Series 2231, (FSA Insured),
2.510%, VRD(1),(2)	6,205,000	6,205,000

Series 450, (MBIA Insured),
2.580%, VRD(1),(2)	9,135,000	9,135,000

Lower Colorado River Authority Revenue Refunding
(Unrefunded Balance-2008), Series B (FSA Insured),
6.000%, due 05/15/08	2,375,000	2,378,976

Lower Neches Valley Authority Industrial Development
Corp. Exempt Facilities Revenue Refunding
(ExxonMobil Project), Series A-2,
2.600%, VRD	1,900,000	1,900,000

Manor Independent School District (Citigroup ROCS,
Series RR-II-R-11178) (PSF-GTD),
2.430%, VRD(1),(2)	4,920,000	4,920,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
North Central Texas Health Facility Development Corp. Hospital
Revenue (Baylor Health Care System Project), Series A,
2.450%, VRD	$10,000,000	$10,000,000

Northwest Independent School District (Citigroup ROCS,
Series RR-II-R-11220) (PSF-GTD),
2.430%, VRD(1),(2)	3,595,000	3,595,000

Odessa (JP Morgan PUTTERs, Series 2217) (MBIA Insured),
2.580%, VRD(1),(2)	13,535,000	13,535,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
2.550%, VRD	900,000	900,000

San Antonio Electric & Gas (JP Morgan PUTTERs, Series 2503),
2.510%, VRD(1),(2)	4,300,000	4,300,000

San Antonio Electric & Gas (Morgan Stanley Floater
Certificates, Series 2510),
2.430%, VRD(1),(2)	5,000,000	5,000,000

San Antonio Electric & Gas (Systems-Junior Lien),
2.730%, VRD	4,000,000	4,000,000

San Antonio (Wachovia Bank Merlots), Series D-71,
2.820%, VRD(1),(2)	2,150,000	2,150,000

Southwest Higher Education Authority, Inc.
(Southern Methodist University),
2.630%, VRD	4,715,000	4,715,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
2.430%, VRD(1),(2)	6,215,000	6,215,000

Texas (JP Morgan PUTTERs),
Series 2337,
2.510%, VRD(1),(2)	2,955,000	2,955,000

Series 2481,
2.510%, VRD(1),(2)	2,200,000	2,200,000

Series 2491,
2.510%, VRD(1),(2)	3,050,000	3,050,000

Series 2492,
2.510%, VRD(1),(2)	4,300,000	4,300,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs),
Series 2293,
2.510%, VRD(1),(2)	2,195,000	2,195,000

Series 2563,
2.510%, VRD(1),(2)	4,000,000	4,000,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Travis County Certificates of Obligation,
3.500%, due 03/01/09	$2,450,000	$2,481,139

Tyler Health Facilities Development Corp. Hospital
Revenue (Mother Frances Hospital), Series B,
2.450%, VRD	13,100,000	13,100,000

University of Texas University Revenues
(Financing Systems), Series B,
2.200%, VRD	20,900,000	20,900,000

		220,095,066

Utah—1.01%
Intermountain Power Agency Power Supply Revenue
Refunding, Series A (MBIA Insured),
6.000%, due 07/01/08	4,200,000	4,217,291

Jordan School District (Pre-refunded with US
Government Securities to 12/15/08 @ 100),
5.000%, due 12/15/08	2,000,000	2,038,232

Utah Transit Authority Sales Tax Revenue (Morgan
Stanley Floater Certificates, Series 2599),
2.430%, VRD(1),(2)	13,945,000	13,945,000

Utah Transit Authority Sales Tax Revenue, Subseries A,
2.750%, VRD	5,500,000	5,500,000

Weber County Hospital Revenue (IHC Health Services), Series C
2.650%, VRD	900,000	900,000

		26,600,523

Vermont—0.36%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project), Series A,
3.400%, VRD	9,605,000	9,605,000

Virginia—1.22%
Charlottesville Industrial Development Authority
Educational Facilities Revenue (University of
Virginia Foundation Projects), Series A,
2.380%, VRD	11,540,000	11,540,000

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
2.600%, VRD	3,325,000	3,325,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Virginia—(concluded)
Roanoke Industrial Development Authority Hospital
Revenue (Carilion Health Systems), Series B-2,
2.540%, VRD	$14,000,000	$14,000,000

Virginia State, Series B,
5.000%, due 06/01/08	3,285,000	3,290,755

		32,155,755

Washington—4.78%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs),
Series 2482, (FSA Insured),
2.510%, VRD(1),(2)	6,600,000	6,600,000

Series 2643Z,
2.510%, VRD(1),(2)	4,995,000	4,995,000

Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (Wachovia Bank Merlots),
Series D76 (FSA Insured),
2.820%, VRD(1),(2)	5,000,000	5,000,000

Central Puget Sound Regional Transportation Authority
Sales Tax & Motor (JP Morgan PUTTERs,
Series 2433) (FGIC Insured),
2.930%, VRD(1),(2)	11,555,000	11,555,000

Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
2.680%, VRD(1),(2)	15,735,000	15,735,000

King County (JP Morgan PUTTERs, Series 1184) (FGIC Insured),
2.680%, VRD(1),(2)	8,340,000	8,340,000

King County Sewer Revenue (Junior Lien), Series A,
2.550%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
2.480%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001,
Electric Revenue Refunding (Generation Systems),
Series A (FSA Insured),
2.500%, VRD	7,790,000	7,790,000

University of Washington University Revenues (Bank of
America Austin Certificates, Series 2007-1016)
(AMBAC Insured),
2.510%, VRD(1),(2)	6,665,000	6,665,000

62

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
Washington Health Care Facilities Authority Revenue
(Multicare Health Systems), Series D (FSA Insured),
2.650%, VRD	$4,050,000	$4,050,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
2.580%, VRD	7,720,000	7,720,000

Washington Motor Vehicle Fuel Tax, Series B (Depfa
Floating Certificates Series 3003),
2.500%, VRD(1),(2)	3,750,000	3,750,000

Washington State (Citigroup ROCS,
Series RR-II-R-11298) (FSA Insured),
2.480%, VRD(1),(2)	4,995,000	4,995,000

Series-RR-II-R-12220),
2.420%, VRD(1),(2)	4,800,000	4,800,000

Washington State Housing Finance Commission
Nonprofit Housing Revenue (Franke Tobey Jones Project),
2.360%, VRD	1,000,000	1,000,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Rockwood Retirement Program), Series A,
2.360%, VRD	1,875,000	1,875,000

Washington State Housing Finance Commission Nonprofit
Revenue (Bush School Project),
2.440%, VRD	6,700,000	6,700,000

Washington State Housing Finance Commission Nonprofit
Revenue (Seattle Art Museum Project),
2.400%, VRD	11,600,000	11,600,000

Washington State Housing Finance Commission Nonprofit
Revenue Refunding (YMCA Snohomish County Project),
2.450%, VRD	730,000	730,000

		126,265,000

Wisconsin—0.14%
Wisconsin Clean Water Revenue (JP Morgan PUTTERs,
Series 2531),
2.510%, VRD(1),(2)	3,785,000	3,785,000

Wyoming—0.16%
Sweetwater County Hospital Revenue (Memorial
Hospital Project), Series A,
2.580%, VRD	3,530,000	3,530,000

63

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(concluded)

Wyoming—(concluded)
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project), Series B,
2.850%, VRD	$600,000	$600,000

		4,130,000

Total municipal bonds and notes (cost—$1,960,153,259)		1,960,153,259

Tax-exempt commercial paper—17.62%

Arizona—0.87%
Phoenix Civic Improvement Corp. Water Systems,
1.450%, due 05/07/08	14,000,000	14,000,000

Salt River Agricultural Improvement District,
1.450%, due 05/06/08	9,000,000	9,000,000

		23,000,000

Connecticut—0.40%
Yale University,
1.300%, due 05/12/08	5,000,000	5,000,000

1.250%, due 06/09/08	5,660,000	5,660,000

		10,660,000

District of Columbia—0.35%
Washington D.C. Metro Area Transit Authority,
1.400%, due 05/07/08	1,300,000	1,300,000

1.450%, due 06/05/08	8,000,000	8,000,000

		9,300,000

Florida—0.21%
Jacksonville Electric Authority,
1.420%, due 07/07/08	5,500,000	5,500,000

Georgia—1.19%
Emory University,
1.630%, due 06/05/08	10,000,000	10,000,000

Municipal Electric Authority of Georgia,
1.450%, due 05/16/08	7,000,000	7,000,000

2.200%, due 05/27/08	14,500,000	14,500,000

		31,500,000

64

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—1.84%
Evanston Hospital,
1.650%, due 05/15/08	$10,000,000	$10,000,000

1.800%, due 07/10/08	15,000,000	15,000,000

1.450%, due 07/17/08	10,000,000	10,000,000

Illinois Educational Facilities Authority (Pooled Finance),
1.350%, due 06/09/08	7,700,000	7,700,000

Illinois Educational Facilities Authority Revenue,
1.100%, due 05/22/08	6,000,000	6,000,000

		48,700,000

Maryland—2.40%
Baltimore County,
1.000%, due 05/07/08	1,000,000	1,000,000

1.350%, due 06/04/08	25,000,000	25,000,000

1.450%, due 06/04/08	5,000,000	5,000,000

John Hopkins Hospital,
1.300%, due 05/06/08	6,000,000	6,000,000

1.350%, due 06/02/08	18,933,000	18,933,000

1.400%, due 06/05/08	7,400,000	7,400,000

		63,333,000

Massachusetts—1.03%
Boston Water & Sewer,
0.950%, due 05/06/08	4,600,000	4,600,000

Massachusetts Water Authority,
1.270%, due 06/06/08	12,000,000	12,000,000

1.300%, due 07/09/08	7,500,000	7,500,000

State of Massachusetts,
1.350%, due 05/12/08	3,000,000	3,000,000

		27,100,000

Minnesota—0.76%
Mayo Clinic,
1.150%, due 06/11/08	10,000,000	10,000,000

1.450%, due 06/16/08	10,000,000	10,000,000

		20,000,000

65

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Nebraska—0.26%
Nebraska Public Power District,
1.350%, due 05/12/08	$2,000,000	$2,000,000

Omaha Public Power District,
1.150%, due 05/09/08	5,000,000	5,000,000

		7,000,000

Nevada—0.23%
Las Vegas Convention Center,
2.250%, due 05/19/08	6,000,000	6,000,000

New York—0.76%
New York City Municipal Water Authority,
1.950%, due 05/01/08	10,000,000	10,000,000

2.250%, due 05/01/08	10,000,000	10,000,000

		20,000,000

Ohio—0.38%
Case Western University,
1.080%, due 06/11/08	10,000,000	10,000,000

Oklahoma—0.11%
Oklahoma City Water Utilities,
1.450%, due 05/06/08	3,000,000	3,000,000

Pennsylvania—0.57%
Montgomery County,
1.300%, due 05/19/08	15,000,000	15,000,000

South Carolina—0.46%
South Carolina Public Service,
1.400%, due 05/21/08	12,090,000	12,090,000

Tennessee—1.13%
State of Tennessee,
1.100%, due 06/12/08	10,000,000	10,000,000

Tennessee State School Bond Authority,
1.400%, due 06/03/08	10,000,000	10,000,000

1.370%, due 06/10/08	10,000,000	10,000,000

		30,000,000

Texas—3.46%
City of Houston,
1.380%, due 06/03/08	20,000,000	20,000,000

Dallas Area Rapid Transit,
1.500%, due 05/14/08	5,000,000	5,000,000

66

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
Harris County,
1.200%, due 05/09/08	$2,675,000	$2,675,000

Harris County Metro Transit Authority,
2.250%, due 06/12/08	30,000,000	30,000,000

Harris County Toll Road,
1.400%, due 07/08/08	4,740,000	4,740,000

Texas Public Finance Authority,
1.500%, due 05/19/08	9,000,000	9,000,000

University of Texas,
1.430%, due 06/06/08	10,000,000	10,000,000

2.800%, due 06/06/08	10,000,000	10,000,000

		91,415,000

Washington—1.21%
King County Sewer Revenue,
1.380%, due 06/03/08	6,400,000	6,400,000

1.450%, due 06/05/08	18,000,000	18,000,000

Port of Seattle,
1.000%, due 05/07/08	2,500,000	2,500,000

1.250%, due 05/07/08	5,000,000	5,000,000

		31,900,000

Total tax-exempt commercial paper (cost—$465,498,000)		465,498,000

	Number of
	shares

Money market funds(3)—7.27%

AIM Tax Free Investments,
2.320%	85,300,000	85,300,000

Blackrock Provident Municipal Fund,
2.465%	106,900,000	106,900,000

Total money market funds (cost—$192,200,000)		192,200,000

Total investments (cost—$2,617,851,259
which approximates cost for federal
income tax purposes)—99.08%		2,617,851,259

Other assets in excess of liabilities—0.92%		24,264,300

Net assets—100.00%		$2,642,115,559

67

Tax-Free Master Fund

Statement of net assets—April 30, 2008

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 16.66% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rates shown reflect yield at April 30, 2008.
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2008 and reset periodically.

Weighted average maturity—23 days

See accompanying notes to financial statements

68

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “ feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 to April 30, 2008.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “ Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

69

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

70

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08	during the period

Actual	$1,000.00	$1,020.20	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.37	0.50	0.10

Treasury Master Fund
	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08	during the period

Actual	$1,000.00	$1,014.60	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.37	0.50	0.10

Tax-Free Master Fund
	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08	during the period

Actual	$1,000.00	$1,013.50	$0.00	0.00%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.86	0.00	0.00

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

71

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/08

Weighted average maturity(1)	51 days

Net assets (bln)	$13.9

Portfolio composition(2)	04/30/08

Commercial paper	41.3%

US government agency obligations	14.7

Certificates of deposit	14.3

Short-term corporate obligations	13.6

Money market funds	9.1

Repurchase agreements	8.6

Time deposit	2.3

US master note	2.2

Bank notes	1.6

Funding agreement	1.1

Other assets less liabilities	(8.8)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

72

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/08

Weighted average maturity(1)	17 days

Net assets (bln)	$ 6.7

Portfolio composition(2)	04/30/08

Repurchase agreements	74.8%

US government obligations	25.2

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

73

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/08

Weighted average maturity(1)	23 days

Net assets (bln)	$ 2.6

Portfolio composition(2)	04/30/08

Municipal bonds and notes	74.2%

Tax-exempt commercial paper	17.6

Money market funds	7.3

Other assets less liabilities	0.9

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the period
August 28, 2007(1) to
April 30, 2008

Prime Master Fund
Investment income:
Interest	$357,780,848

Securities lending income (includes $33,826 earned
from an affiliated entity)	2,000,056

359,780,904

Expenses:
Investment advisory and administration fees	8,248,769

Trustees’ fees	48,294

Net expenses	8,297,063

Net investment income	351,483,841

Net realized gain from investment activities	2,834

Net increase in net assets resulting from operations	$351,486,675

Treasury Master Fund
Investment income:
Interest	$91,327,275

Securities lending income	470,396

91,797,671

Expenses:
Investment advisory and administration fees	2,978,546

Trustees’ fees	21,821

Net expenses	3,000,367

Net investment income	88,797,304

Net realized gain from investment activities	392,560

Net increase in net assets resulting from operations	$89,189,864

Tax-Free Master Fund
Investment income:
Interest	$33,049,081

Expenses:
Investment advisory and administration fees	1,198,014

Interest expense	14,499

Trustees’ fees	12,804

1,225,317

Less: Feewaiver by advisor	(1,210,818)

Net expenses	14,499

Net investment income	33,034,582

Net realized gain from investment activities	324,901

Net increase in net assets resulting from operations	$33,359,483

(1)	Commencement of operations.

See accompanying notes to financial statements

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Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

For the period
August 28, 2007(1)
to April 30, 2008

Prime Master Fund

From operations:
Net investment income	$351,483,841

Net realized gain from investment activities	2,834

Net increase in net assets resulting from operations	351,486,675

Net increase in net assets from beneficial interest transactions	13,596,614,184

Net increase in net assets	13,948,100,859

Net assets:
Beginning of period	—

End of period	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$88,797,304

Net realized gain from investment activities	392,560

Net increase in net assets resulting from operations	89,189,864

Net increase in net assets from beneficial interesttransactions	6,622,194,093

Net increase in net assets	6,711,383,957

Net assets:
Beginning of period	—

End of period	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$33,034,582

Net realized gain from investment activities	324,901

Net increase in net assets resulting from operations	33,359,483

Net increase in net assets from beneficial interest transactions	2,608,756,076

Net increase in net assets	2,642,115,559

Net assets:
Beginning of period	—

End of period	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

76

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the period
	August 28, 2007(1)
	to April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$13,948,101

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$6,711,384

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)

Net investment income to average net assets	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

77

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent

78

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2008, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,116,193, $563,925 and $202,005, respectively, for investment advisory and administration fees.

In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through August 31, 2008. At April 30, 2008, UBS Global AM owed Tax-Free Master Fund $206,411 for fee waivers. For the period ended April 30, 2008, UBS Global AM voluntarily waived $1,210,818.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended April 30, 2008, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$10,552,435,592

Treasury Master Fund	97,058,000,000

Tax-Free Master Fund	1,462,560,880

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Master Fund’s securities lending program. UBS Securities LLC is the Master Funds’ lending agent. For the period ended April 30, 2008, UBS Securities LLC earned $378,028 and $114,864, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Fund’s lending agent. At April 30, 2008, Prime Master Fund and Treasury Master Fund owed UBS Securities LLC $111,456 and $22,094, respectively, in compensation for services as its lending agent. Tax-Free Master Fund did not loan any securities during the period ended April 30, 2008.

At April 30, 2008, the Prime Master Fund and Treasury Master Fund had securities on loan having a market value of $1,236,138,362 and $1,237,393,750, respectively. Treasury Master Fund’s custodian held US government securities having an aggregate value of $1,255,880,764 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

$40,150	US Treasury Inflation Index Bond	02/15/15	11.250%	$60,371,495

741,360	US Treasury Inflation Index Bond	01/15/25	2.375	885,747,125

40,000	US Treasury Inflation Index Bond	04/15/28	3.625	65,947,286

157,315	US Treasury Principal Strip	11/15/21	8.000	85,500,703

130,250	US Treasury Principal Strip	11/15/27	6.125	52,060,925

295,970	US Treasury Principal Strip	05/15/30	6.250	106,253,230

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the period ended April 30, 2008, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $11,434,153 for 11 days with a related weighted average annualized interest rate of 4.15%, which resulted in $14,499 of interest expense.

Other liabilities
At April 30, 2008, the Master Funds had the following liabilities outstanding*:

	Other	Payable for cash
	accrued	collateral from
	expenses	securities loaned

Prime Master Fund	—	$1,263,412,698

Tax-Free Master Fund	$580	—

*	Excludes investment advisory and administration fees and securities lending fees payable.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Beneficial interest transactions

For the
period ended
Prime Master Fund	April 30, 2008*

Contributions	$28,835,187,449

Withdrawals	(15,238,573,265)

Net increase in beneficial interest	$13,596,614,184

For the
period ended
Treasury Master Fund	April 30, 2008*

Contributions	$11,602,791,250

Withdrawals	(4,980,597,157)

Net increase in beneficial interest	$6,622,194,093

For the
period ended
Tax-Free Master Fund	April 30, 2008*

Contributions	$5,538,506,447

Withdrawals	(2,929,750,371)

Net increase in beneficial interest	$2,608,756,076

*	The Master Fund commenced operations on August 28, 2007.

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from August 28, 2007 (commencement of operations) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2008, and the results of their operations, the changes in their net assets and the financial highlights for period from August 28, 2007 to April 30, 2008, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2008

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

86

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87

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, (address, and age	Trust	time served	during past 5 years

Meyer Feldberg;†† 66 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

88

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 30 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

89

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 73 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 67 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 61 McLarty Associates 900 17th Street, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 68 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

90

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

91

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 48 255 E.49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She has also served on the board of the Hoover Institution (executive committee) (1995–2000 and 2001–2007).

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

92

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

93

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

94

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Thomas Disbrow*; 42	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 43	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

95

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 50	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global Asset Management—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global Asset Management—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 40	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

96

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Tammie Lee*; 37	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 38	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since October 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

97

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 46	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, at J.P. Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 42	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

98

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Robert Sabatino**; 34	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of two investment companies (consisting of fourteen portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

99

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 51	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

100

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Kai R. Sotorp**; 49	President	Since 2006	Mr. Sotorp is Head–Americas for UBS Global Asset Management (since 2004); a member of the board of Adams Street Partners, LLC (since 2008); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 102 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

101

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 46	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Officers of the Trust are appointed by the trustees and serve at the pleasure of the Board.

102

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103

(This page has been left blank intentionally)

104

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Annual Report
April 30, 2008

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

June 16, 2008

Dear shareholder,
We present you with the annual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the “Funds”), for the period August 28, 2007 (commencement of operations) through April 30, 2008.

On August 28, 2007, institutional money market funds sponsored by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) were transitioned to a master-feeder structure and a new line of tax-free money market funds were launched. Those older funds are now “feeder funds” investing all of their assets in the same “master funds” as the prime and treasury Funds. This new structure, and the launch of the new Funds, has enabled UBS Global AM to provide additional investment options to clients.

Performance
The seven-day current yield for UBS Select Prime Preferred Fund as of April 30, 2008 was 2.82%, compared to 5.04% on October 31, 2007. The seven-day current

* Note: A management change occurred during the reporting period. On March 20, 2008, Robert Sabatino, an executive director in UBS Global Asset Management (Americas) Inc.’s short duration fixed income group, assumed primary responsibility for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, replacing Michael Markowitz.

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

Investment goals (both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino*
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly
UBS Select Tax-Free Preferred Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

yield for UBS Select Treasury Preferred Fund as of April 30, 2008 was 1.87%, compared to 4.45% on October 31, 2007; while the seven-day current yield for UBS Select Tax-Free Preferred Fund as of April 30, 2008 was 2.23%, compared to 3.45% on October 31, 2007. (For more information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 10.)

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	The US economy, which had been fairly resilient through the third quarter of 2007, weakened considerably during the remainder of the period covered by this report. After reporting that second and third quarter gross domestic product (“GDP”) growth were 3.8% and 4.9%, respectively, the US Department of Commerce said that GDP growth sank to just 0.6% in the fourth quarter of 2007. A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and tepid consumer and business spending.

The estimate for first quarter 2008 GDP growth was a weak 0.9%. Housing prices continued to fall and credit conditions have remained tight due, in part, to the massive write-downs associated with subprime mortgages. While the job market had held up relatively well during the first half of the reporting period, it too has faltered. The US Labor Department announced that payrolls fell in each of the first four months of 2008—the longest consecutive decline since 2003, with the unemployment rate reaching 5.1%, its highest level since September 2005. Despite slowing growth, inflationary pressures are mounting. Typically, when economic growth slows, falling demand helps to temper rising prices. However, record high oil and rising food prices have caused inflation to remain elevated.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	The Fed has been extremely aggressive in attempting to ease the credit crunch and keep the US economy from falling into a recession. As the problems and fallout from subprime mortgages escalated, the Fed moved into action by pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

In mid-September 2007, the Fed reduced the federal funds rate from 5.25% to 4.75%, the first such cut since June 2003.

Since that time, the Fed has lowered rates on six additional occasions. At the end of the reporting period, the federal funds rate was 2.00%, its lowest level since 2004. In conjunction with its latest rate cut in April 2008, the Fed stated, “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

Q.	During the reporting period, events in the subprime market had a dramatic impact on financial markets. Did the Funds have direct exposure to the subprime mortgage market or collateralized debt obligations?
A.	The master funds in which UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund invest did not hold the types of investments that could potentially have direct exposure to the subprime markets. In addition, the master fund in which UBS Select Prime Preferred Fund invests did not have any direct exposure to collateralized debt obligations or the subprime mortgage market. Direct exposure to the subprime mortgage market would result from owning asset-backed commercial paper programs that are solely invested in subprime mortgages.

All of the asset-backed commercial paper—indeed, all of the commercial paper—in which the master fund in which the UBS Select Prime Preferred Fund invests was, as it was at the time of purchase, rated in the highest (or “first tier”) ratings category (for example, A-1, P-1, or F-1) by at least two nationally recognized ratings services, or if unrated, was deemed to be of equivalent quality.*

All of the asset-backed commercial paper programs in which the master fund in which the UBS Select Prime Preferred Fund invests were sponsored by well-regarded, high-quality financial institutions. We continue to monitor the stresses in the fixed income markets closely, as well as trying to discern the indirect risks to the Funds.

*	Examples of more well-known ratings services are Moody’s Investors Service, Standard and Poor’s (a division of The McGraw-Hill Companies) and Fitch Ratings.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Q.	Given that the Funds are “feeder funds”, how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund” investing all of its assets in “master funds”—the Prime Master Fund, Treasury Master Fund, and the Tax-Free Master Fund, respectively. As always, quality, liquidity and yield remained paramount in our management process for the master funds in which the Funds invest.

	•	In the master fund in which UBS Select Prime Preferred Fund invests, a significant portion of the portfolio was comprised of both commercial paper and repurchase agreements in the beginning of the reporting period. Our process led us to be highly selective in terms of the types of commercial paper held in the portfolio. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) In addition, the Fund held a position in certificates of deposit throughout the entire reporting period.

Later in the reporting period, the master fund decreased its exposure to repurchase agreements significantly. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined price and time or upon demand.) In order to extend the Fund’s weighted average maturity, we then increased its exposure to commercial paper, as well as to US government and agency obligations, benefiting performance.

Throughout the reporting period, the master Fund did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Instead, the master fund emphasized the more stable multi-seller commercial paper programs.

	•	In the master fund in which UBS Select Treasury Preferred Fund invests, we emphasized investments in repurchase agreements backed by Treasury obligations. The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities, benefiting performance. Repurchase agreements also often have the added advantage of providing increased liquidity. As a result, we maintained a smaller portion of the portfolio in direct Treasury securities holdings, including Treasury bills and notes.

	•	In the master fund in which UBS Select Tax-Free Preferred Fund invests, we increased the weighted average maturity to roughly 23 days

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

over the course of the reporting period. However, the Fund’s weighted average maturity remained less than that of its peers, as the Fund took on a significant amount of new assets during the period.

Throughout the reporting period, in order to add yield and diversity to the master fund’s portfolio, we maintained an exposure to a range of tax-free money market instruments. We focused on variable rate demand notes, or ”VRDNs,” which offered attractive rates throughout the period.(1) During this time, we also maintained positions in tender option bonds, which benefited performance.(2)

As the reporting period progressed, we added more tax-exempt commercial paper issued by municipalities, as well as fixed-rate notes as issues we deemed attractive became available. As a result, the Fund responded well to the credit market volatility that prevailed during the reporting period.

Later in the reporting period, the Fund continued to invest in VRDNs, as well as selectively investing in taxable overnight repurchase agreements backed by Treasury and agency securities, which benefited performance. (For more information, please refer to the box on page 6.)

In the coming quarters, we plan to continue to extend the Fund’s maturity to roughly match that of our peers. At the time of this writing, we also anticipate adding more exposure to commercial paper issued by municipalities if more attractive issues become available.

Q.	Municipal bonds have appeared in the headlines in recent months. Did these issues impact the UBS Select Tax-Free Preferred Fund?
A.	During the second half of the reporting period, municipal bond prices fell dramatically. We believe this was mainly due to issues related to bond insurers, together with forced selling by highly leveraged hedge funds and concerns that slower growth could impact some issuers’ ability to meet their debt obligations. While the municipal bond market rallied somewhat in March 2008, it underperformed the taxable bond market over the course of the reporting period. Within the municipal bond market,

(1)	Purchased at par, VRDNs pay monthly or quarterly interest based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates.

(2)	Tender option bonds are created when a sponsor places long-term municipal bonds in a trust, which then issues short-term securities. They are purchased at par, and pay interest periodically based on a floating rate that resets from time to time.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

shorter-term securities outperformed their longer-term counterparts, and higher-quality bonds outperformed those of a lower quality, given investors’ increased risk aversion.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Recent economic data suggests that the US economy may be headed for further contraction. As the financial market continues to be plagued by relatively lower liquidity, further write-downs at major investment banks appear likely. We believe the Fed is concerned about inflationary pressures on the economy, and that inflation considerations will weigh on their decisions regarding the fed funds rate in the coming quarters. In response to the market conditions, we plan to continue to monitor economic data closely and actively manage the Funds’ portfolios as we seek to add value for our shareholders.

Special note regarding the UBS Select Tax-Free Preferred Fund:
In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate.(1) These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the second half of the reporting period, and represented a small percentage of its portfolio.

As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable investments should at least partially offset any lost tax advantage. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

(1)	More specific information pertaining to these investments is contained in the Fund’s Statement of Additional Information.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Managing Director
UBS Select Tax-Free Preferred Fund	UBS Global Asset Management
Head Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the period from August 28, 2007 (commencement of operations) through April 30, 2008. The views and opinions in the letter were current as of June 16, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 to April 30, 2008.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees.In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Preferred Fund
	Beginning	Ending	Expenses paid
	account value	account value	during period(2)	Expense ratio
	November 1,	April 30,	11/01/07 to	during the
	2007	2008	04/30/08	period

Actual	$1,000.00	$1,020.00	$0.70	0.14%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.17	0.70	0.14%

UBS Select Treasury Preferred Fund
	Beginning	Ending	Expenses paid
	account value	account value	during period(2)	Expense ratio
	November 1,	April 30,	11/01/07 to	during the
	2007	2008	04/30/08	period

Actual	$1,000.00	$1,014.40	$0.70	0.14%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.17	0.70	0.14%

UBS Select Tax-Free Preferred Fund
	Beginning	Ending	Expenses paid
	account value	account value	during period(2)	Expense ratio
	November 1,	April 30,	11/01/07 to	during the
	2007	2008	04/30/08	period

Actual	$1,000.00	$1,013.30	$0.20	0.04%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.66	0.20	0.04%

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	04/30/08

Seven-day current yield(1)	2.82%

Seven-day effective yield(1)	2.86

Weighted average maturity(2)	51 days

Net assets (mm)	$947.4

UBS Select Treasury Preferred Fund

Yields and characteristics	04/30/08

Seven-day current yield(1)	1.87%

Seven-day effective yield(1)	1.89

Weighted average maturity(2)	17 days

Net assets (mm)	$1,096.0

UBS Select Tax-Free Preferred Fund

Yields and characteristics	04/30/08

Seven-day current yield(1)	2.23%

Seven-day effective yield(1)	2.26

Weighted average maturity(2)	23 days

Net assets (mm)	$63.6

(1)	Yields will fluctuate, and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Select Prime Preferred Fund

Statement of assets and liabilities—April 30, 2008

Assets:
Investments in Prime Master Fund (“Master”), at value (cost $949,385,963)	$949,385,963

Liabilities:
Dividends payable to shareholders	1,894,804

Payable to affiliates	23,145

Total liabilities	1,917,949

Net assets:
Shares of beneficial interest—$0.001 par value per share
unlimited amount authorized; 947,467,828 outstanding	947,467,828

Accumulated net realized gain from investment activities	186

Net assets	$947,468,014

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Statement of assets and liabilities—April 30, 2008

Assets:
Investments in Treasury Master Fund (“Master”), at value (cost $1,097,842,349)	$1,097,842,349

Liabilities:
Dividends payable to shareholders	1,830,971

Payable to affiliates	36,469

Total liabilities	1,867,440

Net assets:
Shares of beneficial interest—$0.001 par value per share
unlimited amount authorized; 1,095,929,252 outstanding	1,095,929,252

Accumulated net realized gain from investment activities	45,657

Net assets	$1,095,974,909

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Statement of assets and liabilities—April 30, 2008

Assets:
Investments in Tax-Free Master Fund (“Master”), at value (cost $63,760,667)	$63,760,667

Liabilities:
Dividends payable to shareholders	137,798

Payable to affiliates	237

Total liabilities	138,035

Net assets:
Shares of beneficial interest—$0.001 par value per share
unlimited amount authorized; 63,600,620 outstanding	63,600,575

Accumulated net realized gain from investment activities	22,057

Net assets	$63,622,632

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Prime Preferred Fund

Statement of operations

For the period
August 28, 2007(1) to
April 30, 2008

Investment income:
Interest income allocated from Master	$17,968,748

Securities lending income allocated from Master	106,283

Expenses allocated from Master	(442,470)

Net investment income allocated from Master	17,632,561

Expenses:
Administration fees	350,129

Trustees’ fees	3,335

Less: Fee waivers by administrator	(176,732)

Net expenses	176,732

Net investment income	17,455,829

Net realized gain from investment activities allocated from Master	186

Net increase in net assets resulting from operations	$17,456,015

(1) Commencement of operations.

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Statement of operations

For the period
August 28, 2007(1) to
April 30, 2008

Investment income:
Interest income allocated from Master	$10,649,392

Securities lending income allocated from Master	51,672

Expenses allocated from Master	(374,566)

Net investment income allocated from Master	10,326,498

Expenses:
Administration fees	295,833

Trustees’ fees	3,509

Less: Fee waivers by administrator	(149,671)

Net expenses	149,671

Net investment income	10,176,827

Net realized gain from investment activities allocated from Master	45,657

Net increase in net assets resulting from operations	$10,222,484

(1) Commencement of operations.

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Statement of operations

For the period
August 28, 2007(1) to
April 30, 2008

Investment income:
Interest income allocated from Master	$3,399,243

Expenses allocated from Master	(109,919)

Interest expense allocated from Master	(522)

Waivers allocated from Master	109,919

Net investment income allocated from Master	3,398,721

Expenses:
Administration fees	85,128

Trustees’ fees	2,718

87,846

Less: Fee waivers by administrator	(43,923)

Net expenses	43,923

Net investment income	3,354,798

Net realized gain from investment activities allocated from Master	22,012

Net increase in net assets resulting from operations	$3,376,810

(1) Commencement of operations.

See accompanying notes to financial statements

UBS Select Prime Preferred Fund

Statement of changes in net assets

For the period
August 28, 2007(1) to
April 30, 2008

From operations:
Net investment income	$17,455,829

Net realized gain from investment activities	186

Net increase in net assets resulting from operations	17,456,015

Dividends to shareholders from:
Net investment income	(17,455,829)

Net increase in net assets from beneficial interest transactions	947,467,828

Net increase in net assets	947,468,014

Net assets:
Beginning of period	—

End of period	$947,468,014

Accumulated undistributed net investment income	$—

(1) Commencement of operations.

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Statement of changes in net assets

For the period
August 28, 2007(1) to
April 30, 2008

From operations:
Net investment income	$10,176,827

Net realized gain from investment activities	45,657

Net increase in net assets resulting from operations	10,222,484

Dividends to shareholders from:
Net investment income	(10,176,827)

Net increase in net assets from beneficial interest transactions	1,095,929,252

Net increase in net assets	1,095,974,909

Net assets:
Beginning of period	—

End of period	$1,095,974,909

Accumulated undistributed net investment income	$—

(1) Commencement of operations.

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

For the period
August 28, 2007(1) to
April 30, 2008

From operations:
Net investment income	$3,354,798

Net realized gain from investment activities	22,012

Net increase in net assets resulting from operations	3,376,810

Dividends to shareholders from:
Net investment income	(3,354,798)

Net increase in net assets from beneficial interest transactions	63,600,620

Net increase in net assets	63,622,632

Net assets:
Beginning of period	—

End of period	$63,622,632

Accumulated undistributed net investment income	$—

(1) Commencement of operations.

See accompanying notes to financial statements

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	August 28, 2007(1) to
	April 30, 2008

Net asset value, beginning of period	$1.00

Net investment income	0.029

Dividends from net investment income	(0.029)

Net asset value, end of period	$1.00

Total investment return(2)	2.96%

Ratios/supplemental data:

Net assets, end of period (000’s)	$947,468

Expenses to average net assets, net of fee waivers by administrator	0.14	%(3),(4)

Expenses to average net assets, before fee waivers by administrator	0.18	%(3),(4)

Net investment income to average net assets	3.95	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	August 28, 2007(1) to
	April 30, 2008

Net asset value, beginning of period	$1.00

Net investment income	0.022

Dividends from net investment income	(0.022)

Net asset value, end of period	$1.00

Total investment return(2)	2.27%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,095,975

Expenses to average net assets, net of fee waivers by administrator	0.14	%(3),(4)

Expenses to average net assets, before fee waivers by administrator	0.18	%(3),(4)

Net investment income to average net assets	2.72	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	August 28, 2007(1) to
	April 30, 2008

Net asset value, beginning of period	$1.00

Net investment income	0.020

Dividends from net investment income	(0.020)

Net asset value, end of period	$1.00

Total investment return(2)	1.99%

Ratios/supplemental data:
Net assets, end of period (000’s)	$63,623

Expenses to average net assets, net of fee waivers by advisor/administrator	0.04	%(3),(4)

Expenses to average net assets, before fee waivers by advisor/administrator	0.08	%(3),(4)

Net investment income to average net assets	3.05	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with eleven series: the Funds, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund”). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (6.81% for Prime Preferred Fund, 16.36% for Treasury Preferred Fund and 2.41% for Tax-Free Preferred Fund at April 30, 2008). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2008, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $49,624, $76,447 and $3,191, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2008. At April 30, 2008, UBS Global AM owed Prime Preferred Fund, Treasury

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

Preferred Fund and Tax-Free Preferred Fund $26,479, $39,978 and $2,954 for fee waivers, respectively. For the period ended April 30, 2008, UBS Global AM was contractually obligated to waive $176,732, $149,671 and $43,923, respectively.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the period ended April 30, 2008 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the period ended April 30, 2008, was 99.6% tax-exempt income and .40% was ordinary income.

At April 30, 2008, the components of accumulated earnings (deficit) on a tax basis was undistributed ordinary income of $1,894,990 for Prime Preferred Fund, undistributed ordinary income of $1,876,628 for Treasury Preferred Fund, and undistributed tax-exempt income of $137,843 and undistributed ordinary income of $22,012 for Tax-Free Preferred Fund.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2008, undistributed net investment income was increased by $45 and paid in capital was decreased by $45 for the Select Tax-Free Preferred Fund. These differences are primarily due to non deductible expenses for tax purposes.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. The implementation of FIN 48 resulted in no material liabilities for unrecognized tax benefits and no material changes to the beginning net asset values of the Funds.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

As of and during the period ended April 30, 2008, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities. The adoption of FIN 48 had no impact on the operations of the Funds for the period ended April 30, 2008.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

For the
period ended
Prime Preferred Fund	April 30, 2008*

Shares sold	3,467,416,730

Shares repurchased	(2,533,911,395)

Dividends reinvested	13,962,493

Net increase in shares outstanding	947,467,828

For the
period ended
Treasury Preferred Fund	April 30, 2008*

Shares sold	3,031,643,626

Shares repurchased	(1,942,897,906)

Dividends reinvested	7,183,532

Net increase in shares outstanding	1,095,929,252

For the
period ended
Tax-Free Preferred Fund	April 30, 2008*

Shares sold	1,409,161,212

Shares repurchased	(1,348,263,435)

Dividends reinvested	2,702,843

Net increase in shares outstanding	63,600,620

* The Fund commenced operations on August 28, 2007.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Preferred Fund,
UBS Select Treasury Preferred Fund and
UBS Select Tax-Free Preferred Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from August 28, 2007 (commencement of operations) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund at April 30, 2008, and the results of their operations, the changes in their net assets and the financial highlights for the period from August 28, 2007 to April 30, 2008, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2008

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
99.5% of the ordinary income dividends paid by the UBS Select Treasury Preferred Fund during the fiscal year ended April 30, 2008 qualify as “interest related dividends” for non-U.S. shareholders.

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

US government agency obligations—14.67%

Federal Farm Credit Bank
2.280%, due 05/01/08(1)	$94,500,000	$94,494,796

Federal Home Loan Bank
2.360%, due 05/01/08(1)	90,000,000	90,000,000

2.945%, due 05/18/08(1),(2)	220,000,000	220,000,000

2.860%, due 05/19/08(1)	173,000,000	173,000,000

2.826%, due 05/27/08(1),(2)	350,000,000	350,000,000

4.500%, due 11/05/08(2)	107,000,000	107,000,000

2.560%, due 02/13/09(2)	130,000,000	130,617,591

2.630%, due 02/27/09(2)	120,000,000	120,000,000

2.390%, due 04/29/09	100,000,000	100,000,000

Federal Home Loan Mortgage Corp.
2.536%, due 06/30/08(1)	60,000,000	59,984,053

3.625%, due 09/15/08(2)	157,610,000	157,278,320

4.300%, due 12/26/08(2)	77,000,000	77,000,000

Federal National Mortgage Association
2.450%, due 05/01/08(1)	200,000,000	200,000,000

2.747%, due 07/25/08(1),(2)	167,500,000	167,440,912

Total US government agency obligations (cost—$2,046,815,672)		2,046,815,672

Bank notes—1.62%

Banking-US—1.62%
US Bank N.A.
2.700%, due 09/15/08	100,000,000	100,000,000

Wachovia Bank N.A. (Charlotte)
2.910%, due 07/04/08(1)	125,000,000	125,000,000

Total bank notes (cost—$225,000,000)		225,000,000

Time deposit—2.34%

Banking-non-US—2.34%
KBC Bank NV, Cayman Islands
2.625%, due 05/01/08 (cost—$327,000,000)	327,000,000	327,000,000

Certificates of deposit—14.30%

Banking-non-US—9.67%
Abbey National Treasury Services PLC
2.638%, due 07/02/08(1)	90,000,000	90,055,677

Bank of Montreal
3.100%, due 07/31/08	75,000,000	75,011,734

2.950%, due 08/19/08	122,500,000	122,500,000

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Bank of Scotland PLC
5.400%, due 06/11/08	$90,000,000	$90,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.670%, due 05/19/08	100,000,000	100,000,000

Barclays Bank PLC
3.020%, due 02/23/09	140,000,000	140,000,000

Deutsche Bank AG
2.809%, due 06/23/08(1)	125,000,000	125,000,000

Dexia Bank
2.510%, due 06/20/08	140,000,000	140,000,000

Fortis Bank NV-SA
2.760%, due 07/03/08	150,000,000	150,000,000

Natixis
5.240%, due 05/02/08	34,000,000	34,001,904

3.030%, due 06/09/08	94,000,000	94,000,000

Royal Bank of Scotland
3.100%, due 05/06/08	60,000,000	60,000,000

Svenska Handelsbanken
5.000%, due 10/09/08	128,000,000	128,000,000

		1,348,569,315

Banking-US—4.63%
American Express, Federal Savings Bank
2.830%, due 06/03/08	117,000,000	117,000,000

Citibank N.A.
2.490%, due 06/19/08	100,000,000	100,000,000

Harris N.A.
3.000%, due 08/06/08	42,000,000	42,024,319

PNC Bank N.A.
3.190%, due 07/25/08	157,800,000	157,800,000

State Street Bank & Trust Co.
3.000%, due 05/28/08	139,000,000	139,000,000

2.680%, due 10/01/08	90,000,000	90,000,000

		645,824,319

Total certificates of deposit (cost—$1,994,393,634)		1,994,393,634

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(3)—41.31%

Asset backed-banking—1.39%
Atlantis One Funding
3.080%, due 05/14/08	$95,000,000	$94,894,339

2.850%, due 06/02/08	100,000,000	99,746,667

		194,641,006

Asset backed-miscellaneous—22.75%
Amsterdam Funding Corp.
2.810%, due 05/14/08	100,000,000	99,898,528

2.800%, due 05/15/08	100,000,000	99,891,111

Atlantic Asset Securitization LLC
2.760%, due 05/12/08	100,000,000	99,915,667

2.800%, due 05/15/08	150,000,000	149,836,667

Barton Capital LLC
2.800%, due 05/02/08	48,357,000	48,353,239

2.650%, due 05/07/08	125,000,000	124,944,792

2.900%, due 06/17/08	100,000,000	99,621,389

Bryant Park Funding LLC
2.880%, due 05/28/08	100,244,000	100,027,473

Chariot Funding LLC
2.880%, due 05/21/08	200,000,000	199,680,000

Falcon Asset Securitization Corp.
3.150%, due 05/02/08	37,942,000	37,938,680

2.850%, due 05/27/08	50,000,000	49,897,083

2.850%, due 05/28/08	175,000,000	174,625,938

Jupiter Securitization Co. LLC
2.880%, due 05/20/08	175,000,000	174,734,000

2.800%, due 06/02/08	100,000,000	99,751,111

Kitty Hawk Funding Corp.
2.600%, due 05/12/08	66,325,000	66,272,308

Old Line Funding Corp.
3.150%, due 05/15/08	135,000,000	134,834,625

2.900%, due 06/20/08	138,989,000	138,429,183

Ranger Funding Co. LLC
2.900%, due 05/16/08	50,000,000	49,939,583

2.600%, due 06/13/08	88,852,000	88,576,065

Regency Markets No.1 LLC
2.850%, due 05/13/08	100,000,000	99,905,000

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(3)—(continued)

Asset backed-miscellaneous—(concluded)
2.880%, due 05/13/08	$96,990,000	$96,896,890

2.850%, due 05/15/08	115,000,000	114,872,542

Sheffield Receivables Corp.
2.900%, due 05/28/08	85,000,000	84,815,125

2.900%, due 05/29/08	55,000,000	54,875,944

Thunderbay Funding
2.920%, due 05/01/08	41,615,000	41,615,000

2.740%, due 07/09/08	156,950,000	156,125,751

Variable Funding Capital Corp.
2.700%, due 06/05/08	150,000,000	149,606,250

2.850%, due 06/25/08	100,000,000	99,564,583

Windmill Funding Corp.
2.750%, due 05/08/08	100,000,000	99,946,528

2.910%, due 06/05/08	138,000,000	137,609,575

		3,173,000,630

Banking-US—13.43%
ABN-AMRO N.A. Finance, Inc.
3.000%, due 05/13/08	200,000,000	199,800,000

Barclays US Funding Corp.
2.960%, due 07/21/08	125,000,000	124,167,500

BNP Paribas Finance
3.007%, due 05/20/08	75,000,000	74,880,973

Calyon N.A., Inc.
2.702%, due 06/10/08	50,000,000	49,849,722

2.705%, due 06/10/08	150,000,000	149,549,167

Danske Corp.
2.840%, due 05/22/08	145,000,000	144,759,783

2.760%, due 06/02/08	90,000,000	89,779,200

Dexia Delaware LLC
2.730%, due 07/14/08	75,000,000	74,579,125

ING (US) Funding LLC
2.640%, due 06/10/08	115,000,000	114,662,667

2.960%, due 10/27/08	45,000,000	44,337,700

Natexis Banques Populaires US Finance Co. LLC
3.045%, due 05/22/08	94,250,000	94,082,588

Nordea N.A., Inc.
2.750%, due 07/11/08	140,000,000	139,240,694

2.820%, due 07/23/08	100,875,000	100,219,144

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Commercial paper(3)—(concluded)

Banking-US—(concluded)
San Paolo IMI US Financial Co.
2.700%, due 05/13/08	$150,000,000	$149,865,000

Societe Generale N.A., Inc.
2.895%, due 05/14/08	75,000,000	74,921,594

4.000%, due 07/09/08	125,000,000	124,041,667

Stadshypotek Del, Inc.
3.060%, due 05/05/08	125,000,000	124,957,500

		1,873,694,024

Finance-noncaptive diversified—3.74%
General Electric Capital Corp.
4.750%, due 06/26/08	100,000,000	99,261,111

4.390%, due 08/21/08	200,000,000	197,268,444

International Lease Finance Corp.
2.970%, due 05/22/08	100,000,000	99,826,750

3.000%, due 05/28/08	125,000,000	124,718,750

		521,075,055

Total commercial paper (cost—$5,762,410,715)		5,762,410,715

US master note—2.22%

Brokerage—2.22%
Banc of America Securities LLC(1),(4)
2.563%, due 05/01/08 (cost—$310,000,000)	310,000,000	310,000,000

Funding agreements—1.08%

Insurance-life—1.08%
Metropolitan Life Insurance Co. of CT(1),(5)
2.779%, due 05/02/08	75,000,000	75,000,000

Metropolitan Life Insurance Co. of NY(1),(5)
2.779%, due 05/02/08	75,000,000	75,000,000

Total funding agreements (cost—$150,000,000)		150,000,000

Short-term corporate obligations—13.56%

Asset backed-securities—0.64%
K2 (USA) LLC
5.346%, due 06/02/08(6)	63,000,000	62,999,788

2.522%, due 06/20/08(1),(6)	26,000,000	25,999,809

		88,999,597

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Short-term corporate obligations—(continued)

Automobile OEM—0.72%
American Honda Finance Corp.
2.964%, due 06/18/08(1),(6)	$100,000,000	$100,106,784

Banking-non-US—9.46%
ANZ National International Ltd.
3.210%, due 06/10/08(1),(6)	122,000,000	122,000,000

Bank of Ireland
2.810%, due 05/20/08(1),(6)	85,000,000	85,000,000

Bank of Scotland PLC
2.779%, due 05/01/08(1),(6)	85,000,000	85,000,000

BNP Paribas
3.132%, due 05/07/08(1)	112,000,000	112,000,000

4.032%, due 05/13/08(1)	60,000,000	60,000,000

Commonwealth Bank of Australia
2.915%, due 05/27/08(1),(6)	81,000,000	81,000,000

HSBC Bank USA
3.218%, due 07/14/08(1)	100,000,000	100,000,000

La Caja de Ahorros y Pensiones de Barcelona
2.920%, due 07/23/08(1),(6)	100,000,000	100,000,000

National Australia Bank Ltd.
2.706%, due 05/15/08(1),(6)	77,000,000	77,000,000

3.306%, due 06/06/08(1),(6)	90,000,000	90,000,000

Rabobank Nederland
2.900%, due 08/11/08(1),(6)	75,000,000	75,000,000

Totta Ireland PLC
2.751%, due 05/07/08(1),(6)	88,000,000	88,000,000

Westpac Banking Corp.
2.731%, due 05/06/08(1),(6)	100,000,000	100,000,000

2.700%, due 04/09/09(6)	145,000,000	145,000,000

		1,320,000,000

Banking-US—0.72%
The Bank of New York Mellon Corp.
2.688%, due 05/12/08(1),(6)	100,000,000	100,000,000

Finance-captive automotive—2.02%
Toyota Motor Credit Corp.
2.270%, due 05/01/08(1)	87,250,000	87,250,000

Prime Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—(concluded)
2.570%, due 05/01/08(1)	$95,000,000	$95,000,000

2.698%, due 07/07/08(1)	100,000,000	100,001,574

		282,251,574

Total short-term corporate obligations (cost—$1,891,357,955)		1,891,357,955

Repurchase agreements—8.62%

Repurchase agreement dated 04/30/08 with
Barclays Bank PLC, 1.950% due 05/01/08,
collateralized by $201,720,000 Federal Home Loan Bank
obligations, 3.625% to 6.000% due 05/29/13 to 06/29/22,
$100,000,000 Federal Home Loan Mortgage Corp.
obligations, 4.290% due 02/13/13 and $150,000,000
Federal National Mortgage Association obligations,
4.000% due 03/11/13; (value—$459,002,728);
proceeds: $450,024,375	450,000,000	450,000,000

Repurchase agreement dated 04/30/08 with
Deutsche Bank Securities, Inc., 1.970% due 05/01/08,
collateralized by $258,380,000 Federal Home Loan Bank
obligations, zero coupon to 5.500% due 07/15/08 to
02/06/23, $191,535,000 Federal Home Loan Mortgage
Corp. obligations, zero coupon to 4.300% due 05/05/08 to
09/15/29, $294,816,000 Federal National Mortgage
Association obligations, zero coupon to 6.000% due
12/15/08 to 07/25/25 and $74,813,000 Resolution
Funding Corp. Interest Strips, zero coupon due
07/15/15 to 04/15/30; (value—$765,000,067);
proceeds: $750,041,042	750,000,000	750,000,000

Repurchase agreement dated 04/30/08 with State Street
Bank & Trust Co.,1.380% due 05/01/08,
collateralized by $1,378,855 US Treasury Bonds,
6.000% to 8.125% due 08/15/21 to 02/15/26;
(value—$1,703,739); proceeds: $1,669,064	1,669,000	1,669,000

Total repurchase agreements (cost—$1,201,669,000)		1,201,669,000

Prime Master Fund

Statement of net assets—April 30, 2008

	Number of
	shares	Value

Investments of cash collateral from securities loaned—9.06%

Money market funds(7)—9.06%
AIM Prime Portfolio,
2.501%	39	$39

BlackRock Provident Institutional TempFund,
2.834%	568,205,571	568,205,571

DWS Money Market Series,
2.881%	460,550,742	460,550,742

UBS Private Money Market Fund LLC,(8)
2.538%	234,656,346	234,656,346

Total money market funds and investments of cash
collateral from securities loaned (cost—$1,263,412,698)		1,263,412,698

Total investments (cost—$15,172,059,674 which approximates
cost for federal income tax purposes)—108.78%		15,172,059,674

Liabilities in excess of other assets—(8.78)%		(1,223,958,815)

Net assets—100.00%		$13,948,100,859

(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2008, and reset periodically.
(2)	Security, or portion thereof, was on loan at April 30, 2008.
(3)	Interest rates shown are the discount rates at date of purchase.
(4)	The security detailed in the table below, which represents 2.22% of net assets, is considered liquid and restricted as of April 30, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Banc of America
Securities LLC,
2.563%, 05/01/08	04/30/08	$310,000,000	2.22%	$310,000,000	2.22%

Prime Master Fund

Statement of net assets—April 30, 2008

(5)	The security detailed in the table below, which represents 1.08% of net assets, is considered illiquid and restricted as of April 30, 2008.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Metropolitan Life
Insurance Co. of CT.,
2.779%, 05/02/08	04/01/08	$75,000,000.54%		$75,000,000.54%

Metropolitan Life
Insurance Co. of NY.,
2.779%, 05/02/08	04/01/08	$75,000,000.54%		$75,000,000.54%

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.59% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Rates shown reflect yield at April 30, 2008.
(8)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the period ended April 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	period ended	period ended	Value at	period ended
description	08/28/07	04/30/08	04/30/08	04/30/08	04/30/08

UBS Private
Money Market
Fund LLC	$565,090	$2,664,820,787	$2,430,729,531	$234,656,346	$580,696

(9)	Acquisition dates represent most recent reset dates on variable rate securities.

OEM	Original Equipment Manufacturer

Prime Master Fund

Statement of net assets—April 30, 2008

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	78.9%

Belgium	4.1

United Kingdom	3.3

Australia	3.2

Japan	2.5

France	2.0

Canada	1.3

Spain	1.2

Sweden	0.8

Germany	0.8

New Zealand	0.8

Ireland	0.6

Netherlands	0.5

Total	100.0%

Weighted average maturity—51 days

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

US government obligations—25.22%

US Treasury Bills
2.221%, due 05/15/08(1),(2)	$110,000,000	$109,904,991

2.140%, due 05/22/08(1),(2)	150,000,000	149,812,750

3.516%, due 05/22/08(1),(2)	90,000,000	89,815,436

1.110%, due 05/29/08(1),(2)	250,000,000	249,784,167

2.160%, due 05/29/08(1),(2)	112,500,000	112,311,000

3.260%, due 05/29/08(1),(2)	70,000,000	69,822,511

3.293%, due 05/29/08(1),(2)	25,000,000	24,935,979

1.350%, due 06/05/08(1),(2)	100,000,000	99,868,750

3.262%, due 06/05/08(1),(2)	70,000,000	69,778,003

3.190%, due 06/12/08(1),(2)	85,000,000	84,683,658

2.030%, due 08/21/08(1),(2)	100,000,000	99,368,444

1.180%, due 08/28/08(1),(2)	185,000,000	184,278,397

1.490%, due 09/11/08(1)	100,000,000	99,449,528

1.586%, due 09/11/08(1)	100,000,000	99,414,061

1.370%, due 09/25/08(1)	150,000,000	149,160,875

Total US government obligations (cost—$1,692,388,550)		1,692,388,550

Repurchase agreements—74.78%

Repurchase agreement dated 04/30/08 with Banc of America Securities, 1.900% due 05/01/08, collateralized by $778,818,400 US Treasury Bonds, 4.500% to 8.875% due 11/15/16 to 02/15/36 and $108,506,000 US Treasury Notes, 4.875% due 02/15/12; (value—$1,122,000,050); proceeds: $1,100,058,056	1,100,000,000	1,100,000,000

Repurchase agreement dated 04/30/08 with Barclays Bank PLC, 1.920% due 05/01/08, collateralized by $146,228,000 US Treasury Bonds, 8.125% to 8.750% due 05/15/17 to 08/15/21, $596,283,900 US Treasury Inflation Index Notes, 2.000% to 3.875% due 01/15/09 to 01/15/17 and $154,306,000 US Treasury Notes, 4.000% to 4.500% due 08/31/09 to 02/28/11; (value—$1,122,000,011); proceeds: $1,100,058,667	1,100,000,000	1,100,000,000

Repurchase agreement dated 04/30/08 with Merrill Lynch & Co., 1.900% due 05/01/08, collateralized by $956,093,000 US Treasury Inflation Index Notes, 1.875% to 2.625% due 04/15/12 to 07/15/17; (value—$1,071,002,107); proceeds: $1,050,055,417	1,050,000,000	1,050,000,000

Treasury Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/08 with Morgan Stanley & Co.,1.880% due 05/01/08, collateralized by $302,223,100 US Treasury Bonds, 4.500% to 6.750% due 08/15/26 to 02/15/36 and $166,426,000 US Treasury Notes, 4.000% due 08/31/09; (value—$510,000,117); proceeds: $500,026,111	$500,000,000	$500,000,000

Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co.,1.380% due 05/01/08, collateralized by $117,314 US Treasury Bonds, 6.000% to 8.125% due 08/15/21 to 02/15/26; (value—$144,956); proceeds: $142,005	142,000	142,000

Repurchase agreement dated 04/30/08 with Deutsche Bank, 1.95% due 05/01/08, collateralized by $1,379,147,887 of various corporate securities, 3.155% to 10.75% due 4/15/09 to 6/15/49; (value—$1,329,329,061); proceeds: $1,269,068,738(3)	1,269,000,000	1,269,000,000

Total repurchase agreements (cost—$5,019,142,000)		5,019,142,000

Total investments (cost—$6,711,530,550 which approximates cost for federal income tax purposes)—100.00%		6,711,530,550

Liabilities in excess of other assets—(0.00)%		(146,593)

Net assets—100.00%		$6,711,383,957

(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Security, or portion thereof, was on loan at April 30, 2008.
(3)	The Fund executed a Treasury repurchase agreement transaction; however, in error the counterparty delivered corporate securities as collateral. The Fund was later compensated by the counterparty for this error by a higher rate on the repurchase agreement consistent with corporate backed repurchase rates as of April 30, 2008.

Weighted average maturity—17 days

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—74.19%

Alabama—0.39%
Alabama Special Care Facilities Financing Authority Mobile
Revenue (Morgan Stanley Floater Certificates, Series 2605),
2.430%, VRD(1),(2)	$5,400,000	$5,400,000

Jefferson County Sewer Revenue (Capital Improvement Warrants),
Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.750%, due 02/01/09	2,125,000	2,205,292

Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.375%, due 02/01/09	2,565,000	2,679,558

		10,284,850

Alaska—0.12%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
2.600%, VRD	3,180,000	3,180,000

Arizona—0.62%
Phoenix Civic Improvement Corp. Excise Tax Revenue
(JP Morgan PUTTERs, Series 1218) (FGIC Insured),
2.930%, VRD(1),(2)	8,250,000	8,250,000

Phoenix Industrial Development Authority Multifamily Housing
Revenue Refunding (Paradise Lakes Apartment), Series A,
2.440%, VRD	8,000,000	8,000,000

		16,250,000

Arkansas—0.33%
Little Rock Sewer Revenue (Wachovia Bank
Merlots), Series D49 (FSA Insured),
2.820%, VRD(1),(2)	8,765,000	8,765,000

California—1.52%
California State Revenue Anticipation Notes,
4.000%, due 06/30/08	40,000,000	40,040,562

Colorado—0.75%
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-8,
2.650%, VRD	1,100,000	1,100,000

Series A-11,
2.650%, VRD	1,300,000	1,300,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Series C-6,
2.650%, VRD	$3,650,000	$3,650,000

Colorado Springs Revenue (Colorado College Project),
2.750%, VRD	5,700,000	5,700,000

Colorado Springs Utilities Revenue Refunding (Sub
Lien Improvement), Series A,
2.500%, VRD	8,125,000	8,125,000

		19,875,000

Connecticut—0.85%
Connecticut State Health & Educational Facilities
Authority Revenue (Wesleyan University),
Series D,
2.400%, VRD	7,000,000	7,000,000

Series E,
2.700%, VRD	3,000,000	3,000,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
2.500%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
2.680%, VRD(1),(2)	10,975,000	10,975,000

		22,575,000

Delaware—0.27%
University of Delaware Revenue, Series B
2.750%, VRD	2,350,000	2,350,000

Wilmington Revenue (Salesianum School Project),
2.380%, VRD	4,900,000	4,900,000

		7,250,000

District of Columbia—0.40%
District of Columbia Revenue (Consortium Issue),
2.410%, VRD	800,000	800,000

District of Columbia Revenue (Pooled Loan Program), Series A,
2.450%, VRD	7,385,000	7,385,000

District of Columbia Revenue (Sidwell Friends School),
2.700%, VRD	2,500,000	2,500,000

		10,685,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Florida—2.95%
Alachua County Health Facilities Authority Health Facilities
Revenue Installment (Shands Teaching Hospital), Series A,
2.580%, VRD	$600,000	$600,000

Brevard County Health Facilities Authority Health Care
Facilities Revenue Refunding (Health First, Inc. Project),
2.580%, VRD	1,000,000	1,000,000

Gainesville Utilities System Revenue, Series A,
2.620%, VRD	8,055,000	8,055,000

Jacksonville Health Facilities Authority Hospital
Revenue (Baptist Medical Center Project),
2.650%, VRD	800,000	800,000

Series B,
2.650%, VRD	13,900,000	13,900,000

JEA Electric System Revenue, Series Three-A,
2.600%, VRD	11,100,000	11,100,000

Nassau County Pollution Control Revenue (Rayonier Project),
2.550%, VRD	5,745,000	5,745,000

Orange County Industrial Development Authority Industrial
Development Revenue (Catholic Charities Center),
2.580%, VRD	2,600,000	2,600,000

Orlando Utilities Commission Water & Electric Revenue Refunding,
5.000%, VRD	5,000,000	5,033,817

Palm Beach County Industrial Development
Revenue (South Florida Blood Banks Project),
2.700%, VRD	4,700,000	4,700,000

Palm Beach County School Board Certificates of
Participation, Series B (FSA Insured),
2.350%, VRD	11,505,000	11,505,000

Pinellas County Educational Facilities Authority
Revenue Refunding (Barry University Project),
2.450%, VRD	5,000,000	5,000,000

Tampa Bay Water Utilities System Revenue (Morgan
Stanley Floater Certificates, Series 112) (FGIC Insured),
2.480%, VRD(1),(2)	5,745,000	5,745,000

Volusia County Health Facilities Authority Revenue
(Hospital-Scott & White Volusia Health), Series A,
2.390%, VRD	2,170,000	2,170,000

		77,953,817

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—3.65%
Atlanta Airport Revenue (JP Morgan PUTTERs,
Series 2642Z) (FSA Insured),
2.510%, VRD(1),(2)	$11,170,000	$11,170,000

Atlanta Development Authority Revenue (Botanical
Garden Improvements Project),
2.700%, VRD	10,000,000	10,000,000

De Kalb County Development Authority Revenue (Robert
W. Woodruff Arts Center),
2.400%, VRD	1,350,000	1,350,000

De Kalb County Hospital Authority Revenue
Anticipation Certificates (De Kalb Medical Center
Project), Series B (FSA Insured),
2.400%, VRD	5,695,000	5,695,000

De Kalb County Water & Sewer Revenue (Morgan
Stanley Floater Certificates, Series 1906) (FSA Insured),
2.480%, VRD(1),(2)	3,201,000	3,201,000

De Kalb Private Hospital Authority Revenue Anticipation
Certificates (Childrens Health), Series B,
2.690%, VRD	2,165,000	2,165,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
2.510%, VRD(1),(2)	10,370,000	10,370,000

Fulton County Development Authority Revenue
(Metro Atlanta YMCA Project),
2.700%, VRD	4,090,000	4,090,000

Fulton County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.400%, VRD	14,740,000	14,740,000

Series A,
2.650%, VRD	5,065,000	5,065,000

Series B,
2.700%, VRD	5,000,000	5,000,000

Fulton County Hospital Authority Revenue
Anticipation Certificates (Northside),
Series A,
2.400%, VRD	2,535,000	2,535,000

Series B,
2.650%, VRD	850,000	850,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Georgia State, Series H-2,
2.200%, VRD	$6,850,000	$6,850,000

Glynn County Schools Sales Tax,
5.000%, due 11/01/08	4,300,000	4,334,705

Gwinnett County Hospital Authority Revenue
Anticipation Certificates (Gwinnett Hospital
System Project), Series C (FSA Insured),
2.500%, VRD	2,075,000	2,075,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Central Georgia Health),
2.580%, VRD	730,000	730,000

Metropolitan Atlanta Rapid Transit Authority Sales
Tax Revenue, Series B,
2.650%, VRD	6,200,000	6,200,000

		96,420,705

Idaho—0.03%
Power County Pollution Control Revenue (FMC Corp. Project),
2.750%, VRD	895,000	895,000

Illinois—4.11%
Chicago Metropolitan Water Reclamation District-Greater
Chicago (Citigroup ROCS, Series RR-II-R-11283),
2.430%, VRD(1),(2)	3,000,000	3,000,000

Cook County (Capital Improvement), Series E,
2.350%, VRD	2,600,000	2,600,000

Cook County Community High School District No. 219
Niles Township (Morgan Stanley Floater
Certificates, Series 2243) (FSA Insured),
2.480%, VRD(1),(2)	6,520,000	6,520,000

Illinois Development Finance Authority Revenue
(Evanston Northwestern), Series C,
2.700%, VRD	125,000	125,000

Illinois Development Finance Authority Revenue
(St. Vincent De Paul Project), Series A,
2.450%, VRD	2,300,000	2,300,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
2.600%, VRD	14,680,000	14,680,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Finance Authority Revenue (Advocate Health Care),
Series A-3,
1.900%, VRD	$5,665,000	$5,665,000

Subseries C2A,
2.560%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Central DuPage), Series A,
2.650%, VRD	15,995,000	15,995,000

Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital), Series C,
2.650%, VRD	17,300,000	17,300,000

Illinois, Series B,
2.730%, VRD	9,800,000	9,800,000

Illinois State (Citigroup ROCS, Series-RR-II-R-11295),
2.430%, VRD(1),(2)	4,195,000	4,195,000

Illinois State Sales Tax Revenue (JP Morgan PUTTERs,
Series 445) (FGIC Insured),
2.930%, VRD(1),(2)	6,950,000	6,950,000

Illinois State Toll Highway Authority Toll Highway Revenue
Refunding (Senior Priority), Series A-2 (FSA Insured),
2.350%, VRD	7,000,000	7,000,000

		108,630,000

Indiana—5.00%
Indiana Finance Authority Environmental Revenue
Refunding (Ispat Inland, Inc.),
2.600%, VRD	11,800,000	11,800,000

Indiana State Finance Authority Revenue
(Lease Appropriation),
Series A-2,
2.850%, VRD	11,700,000	11,700,000

Series A-3,
2.850%, VRD	10,800,000	10,800,000

Series A-5,
2.300%, VRD	20,000,000	20,000,000

Indianapolis Industrial Gas Utility Revenue (Morgan
Stanley Floater Certificates, Series 2628-1),
2.480%, VRD(1)(2)	10,075,000	10,075,000

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
2.580%, VRD(1),(2)	5,315,000	5,315,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Indianapolis Local Public Improvement
Bond Bank (Limited Recourse Notes), Series F,
4.000%, due 01/12/09	$6,250,000	$6,285,949

Mount Vernon Industrial Pollution Control & Solid
Waste Disposal Revenue (General Electric Co. Project),
2.350%, VRD	400,000	400,000

Saint Joseph County Educational Facilities
Revenue (University of Notre Dame Du Lac Project),
1.850%, VRD	18,000,000	18,000,000

2.100%, VRD	13,900,000	13,900,000

Saint Joseph County Industrial Educational Facilities
Revenue (University of Notre Dame Du Lac Project),
1.850%, VRD	10,000,000	10,000,000

2.100%, VRD	13,725,000	13,725,000

		132,000,949

Iowa—0.47%
Hills Health Facilities Revenue (Mercy Hospital Project),
2.630%, VRD	12,400,000	12,400,000

Kansas—0.54%
Kansas Development Finance Authority Revenue (Morgan
Stanley Floater Certificates, Series 2268) (MBIA Insured),
2.480%, VRD(1),(2)	5,355,000	5,355,000

Kansas Development Finance Authority Revenue
(Sisters of Charity), Series C
2.650%, VRD	4,000,000	4,000,000

Leawood Temporary Notes, Series 1,
4.000%, due 10/01/08	5,000,000	5,007,506

		14,362,506

Kentucky—0.08%
Christian County Association of County’s
Leasing Trust Lease Program, Series A,
2.650%, VRD	2,025,000	2,025,000

Louisiana—0.19%
Saint Tammany Parish Development District
Revenue (Rooms To Go Saint Tammany),
2.700%, VRD	5,000,000	5,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Maine—0.34%
Maine Health & Higher Educational Facilities
Authority Revenue (JP Morgan PUTTERs,
Series 1973) (AMBAC Insured),
2.680%, VRD(1),(2)	$3,000,000	$3,000,000

Maine Municipal Bond Bank Refunding, Series A,
5.000%, due 11/01/08	6,000,000	6,062,722

		9,062,722

Maryland—0.91%
Maryland Health & Higher Educational Facilities
Authority Revenue (Goucher College),
2.420%, VRD	5,900,000	5,900,000

Maryland Industrial Development Financing Authority
Economic Development Revenue (Calvert
School Inc. Facility),
2.700%, VRD	4,395,000	4,395,000

Maryland State & Local Facilities Loan, Second
Series (Depfa Floating Certificates, Series 3002),
2.500%, VRD(1),(2)	3,750,000	3,750,000

Montgomery County Revenue (Sidwell Friends School),
2.700%, VRD	10,000,000	10,000,000

		24,045,000

Massachusetts—4.52%
Massachusetts (Central Artery), Series B,
2.600%, VRD	800,000	800,000

Massachusetts Development Finance Agency
Revenue (Simmons College), Series G,
2.600%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College), Series H,
2.630%, VRD	10,000,000	10,000,000

Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts), Series A2,
2.320%, VRD	34,200,000	34,200,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems), Series D-1,
2.320%, VRD	31,300,000	31,300,000

Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University), Series G,
2.600%, VRD	5,500,000	5,500,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College), Series I,
2.700%, VRD	$3,000,000	$3,000,000

Massachusetts State (JP Morgan PUTTERs,
Series 449) (AMBAC-TCRs Insured),
2.680%, VRD(1),(2)	4,960,000	4,960,000

Massachusetts State Refunding, Series B,
2.330%, VRD	8,000,000	8,000,000

Massachusetts Water Pollution Abatement Trust,
Series B (Depfa Floating Certificates, Series 3001),
2.500%, VRD(1),(2)	3,750,000	3,750,000

University of Massachusetts Building Authority Project
Revenue Refunding, (Senior), Series 1 (Depfa Floating
Certificates, Series 2008-27) (AMBAC Insured),
2.730%, VRD(1),(2)	13,345,000	13,345,000

		119,355,000

Michigan—2.66%
Detroit Water Supply (JP Morgan PUTTERs,
Series 2145) (FSA Insured),
2.510%, VRD(1),(2)	20,200,000	20,200,000

Detroit Water Supply System (Second Lien, Series B) (FSA Insured),
2.350%, VRD	6,800,000	6,800,000

Eastern Michigan University Revenues Refunding,
2.450%, VRD	13,000,000	13,000,000

Michigan Hospital Finance Authority
Revenue (Ascension Health Credit), Series B,
2.450%, VRD	9,800,000	9,800,000

Michigan State Hospital Finance Authority
Revenue (Ascension Health Senior Credit),
Series B-4,
2.450%, VRD	10,500,000	10,500,000

Series B-6,
2.450%, VRD	10,000,000	10,000,000

		70,300,000

Minnesota—1.37%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program), Series B,
2.480%, VRD	1,685,000	1,685,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Minnesota—(concluded)
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Systems (Children’s Health Care Facilities),
Series A (FSA Insured),
2.630%, VRD	$5,000,000	$5,000,000

Series B (FSA Insured),
2.630%, VRD	8,275,000	8,275,000

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care Systems (Children’s
Hospitals Clinics), Series A-II (FSA Insured),
2.630%, VRD	5,000,000	5,000,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
2.600%, VRD	6,250,000	6,250,000

Series D,
1.680%, VRD	10,000,000	10,000,000

		36,210,000

Mississippi—0.90%
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project)
Series B,
2.450%, VRD	4,500,000	4,500,000

Series C,
2.700%, VRD	9,200,000	9,200,000

Mississippi Development Bank Special Obligation (East
Mississippi Correctional), Series B,
2.450%, VRD	10,000,000	10,000,000

		23,700,000

Missouri—2.95%
Missouri Health & Educational Facilities Authority
Revenue (Ascension Health), Series C-2,
1.750%, VRD	17,500,000	17,500,000

Missouri Health & Educational Facilities Authority Revenue (Washington University),
Series A,
2.500%, VRD	29,555,000	29,555,000

Series B,
2.750%, VRD	4,500,000	4,500,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
University of Missouri Revenue (System Facilities),
Series A,
2.650%, VRD	$22,300,000	$22,300,000

Series B,
2.650%, VRD	4,200,000	4,200,000

		78,055,000

Montana—0.14%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
2.850%, VRD	3,800,000	3,800,000

Nebraska—0.66%
Lancaster County Hospital Authority Health Facilities
Revenue (Immanuel Health System), Series A,
2.650%, VRD	3,785,000	3,785,000

Nebraska Public Power District Revenue (FSA Insured),
2.510%, VRD(1)	13,660,000	13,660,000

		17,445,000

Nevada—0.92%
Clark County Airport Revenue, Series A (ABN AMRO MuniTops
Certificates Trust, Series 2005-56) (AMBAC Insured),
2.510%, VRD(1),(2)	9,995,000	9,995,000

Clark County Airport Revenue (Systems-Sub Lien), Series D-3,
2.560%, VRD	14,350,000	14,350,000

		24,345,000

New Hampshire—0.94%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
Series A,
2.700%, VRD	5,500,000	5,500,000

Series B,
2.700%, VRD	17,800,000	17,800,000

New Hampshire Health & Educational Facilities Authority
Revenue (Exeter Hospital Obligor Group), Series B,
2.350%, VRD	1,425,000	1,425,000

		24,725,000

New Jersey—0.19%
New Jersey Tax and Revenue Anticipation Notes,
4.500%, due 06/24/08	5,000,000	5,006,328

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

New Mexico—0.98%
New Mexico Finance Authority Revenue (JP Morgan
PUTTERs, Series 2287) (MBIA Insured),
2.580%, VRD(1),(2)	$5,270,000	$5,270,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien), Subseries B-1,
2.150%, VRD	10,700,000	10,700,000

New Mexico Hospital Equipment Loan Council Hospital
Revenue (Presbyterian Healthcare), Series A (FSA Insured),
2.100%, VRD	10,000,000	10,000,000

		25,970,000

New York—1.09%
New York City (Fiscal 2008), Subseries J-6,
2.530%, VRD	15,885,000	15,885,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
2.420%, VRD(1),(2)	4,795,000	4,795,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (Second Generation), Series 2008-BB-3,
2.500%, VRD	8,200,000	8,200,000

		28,880,000

North Carolina—4.09%
Forsyth County School, Series B,
2.380%, VRD	13,670,000	13,670,000

Mecklenburg County Certificates of Participation,
2.380%, VRD	9,600,000	9,600,000

2.450%, VRD	4,950,000	4,950,000

Mecklenburg County, Series A,
2.380%, VRD	6,010,000	6,010,000

North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Warren Wilson College),
2.450%, VRD	8,800,000	8,800,000

North Carolina Capital Facilities Finance Agency
Student Revenue (Housing Facilities-Wolfpack Club), Series A,
2.410%, VRD	4,440,000	4,440,000

North Carolina (Public Improvement), Series G,
2.400%, VRD	18,545,000	18,545,000

North Carolina State Refunding, Series E,
2.550%, VRD	8,800,000	8,800,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Union County, Series A,
2.370%, VRD	$8,280,000	$8,280,000

University of North Carolina Hospital Chapel Hill
Revenue, Series B,
2.550%, VRD	13,150,000	13,150,000

University of North Carolina Revenues (Citigroup
ROCS, Series RR-II-R-11292),
2.430%, VRD(1),(2)	3,090,000	3,090,000

Wake County (School), Series B,
2.370%, VRD	6,390,000	6,390,000

Wake County, Series B,
2.370%, VRD	2,300,000	2,300,000

		108,025,000

Ohio—2.81%
Columbus (Citigroup ROCS, Series RR-II-R-11293),
2.430%, VRD(1),(2)	6,000,000	6,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
2.510%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue, Series B,
2.500%, VRD	3,530,000	3,530,000

Ohio (Common Schools), Series D,
2.550%, VRD	20,000,000	20,000,000

Ohio State University General Receipts, Series B,
3.100%, VRD	30,800,000	30,800,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy
General Corp.), Series A,
2.550%, VRD	6,135,000	6,135,000

University of Cincinnati General Receipts, Series B,
2.450%, VRD	5,000,000	5,000,000

		74,265,000

Oklahoma—2.16%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
2.450%, VRD	14,900,000	14,900,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Oklahoma—(concluded)
Oklahoma State Turnpike Authority Turnpike Revenue
Refunding (Second Senior),
Series B,
2.050%, VRD	$6,670,000	$6,670,000

Series C,
2.050%, VRD	9,405,000	9,405,000

Series E,
2.510%, VRD	14,900,000	14,900,000

Tulsa County Industrial Authority Capital Improvements
Revenue (Capital Improvement), Series B (FSA Insured),
5.000%, due 05/15/08	3,035,000	3,039,476

Tulsa County Industrial Authority Revenue (First Meeting
Montercau), Series A,
2.620%, VRD	8,225,000	8,225,000

		57,139,476

Oregon—0.05%
Medford Hospital Facilities Authority Revenue
(Cascade Manor Project),
2.650%, VRD	1,200,000	1,200,000

Pennsylvania—5.52%
Allegheny County Industrial Development Authority
Revenue (United Jewish Federation), Series B,
2.380%, VRD	3,375,000	3,375,000

Beaver County Industrial Development Authority Pollution
Control Revenue Refunding (FirstEnergy Generation),
2.550%, VRD	10,000,000	10,000,000

Emmaus General Authority Revenue (FSA Insured),
2.650%, VRD	32,045,000	32,045,000

Geisinger Authority Health Systems
(Geisinger Health Systems),
Series B,
2.620%, VRD	6,400,000	6,400,000

Series C,
2.620%, VRD	985,000	985,000

Philadelphia Authority For Industrial Development
Revenues (Regional Performing Arts Center Project),
2.550%, VRD	865,000	865,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Children’s Hospital Project),
Series A,
2.550%, VRD	$1,100,000	$1,100,000

Series B,
2.620%, VRD	15,300,000	15,300,000

Philadelphia Water & Wastewater Revenue
Refunding (FSA Insured),
2.500%, VRD	7,840,000	7,840,000

Philadelphia Water & Wastewater Revenue Refunding,
Series B (FSA Insured),
2.500%, VRD	5,500,000	5,500,000

Pittsburgh & Allegheny County Passports & Exhibition
Authority Commonwealth, Series A (FSA Insured),
2.390%, VRD	10,000,000	10,000,000

Somerset County (FSA Insured),
2.380%, VRD	6,645,000	6,645,000

State Public School Building Authority Revenue
(Albert Gallatin Area School) (FSA Insured),
2.380%, VRD	5,000,000	5,000,000

University of Pittsburgh of the Commonwealth System of
Higher Education Refunding (University Capital Project),
Series B,
2.310%, VRD	11,500,000	11,500,000

University of Pittsburgh of the Commonwealth Systems of Higher
Education Refunding (University Capital Project),
Series A,
2.490%, VRD	20,900,000	20,900,000

Series B,
2.310%, VRD	5,000,000	5,000,000

Wilkes Barre, Series B,
2.380%, VRD	3,250,000	3,250,000

		145,705,000

South Carolina—0.38%
Richland County School District No. 001 (ABN AMRO
MuniTops Certificates Trust, Series 2003-29) (FSA Insured),
2.450%, VRD(1),(2)	10,000,000	10,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Tennessee—2.34%
Chattanooga Health Educational & Housing Facility Board
Revenue Refunding (Siskin Rehabilitation Project),
2.550%, VRD	$2,945,000	$2,945,000

Clarksville Public Building Authority Revenue Pooled
Financing (Tennessee Municipal Bond Fund),
2.450%, VRD	14,700,000	14,700,000

2.550%, VRD	825,000	825,000

Memphis Electric Systems Revenue (JP Morgan PUTTERs,
Series 378) (MBIA Insured),
2.580%, VRD(1),(2)	12,710,000	12,710,000

Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University), Series A,
1.850%, VRD	12,460,000	12,460,000

Metropolitan Government Nashville & Davidson
County, Series A,
2.300%, VRD	3,900,000	3,900,000

Shelby County Public Improvement and School, Series B,
2.300%, VRD	5,800,000	5,800,000

Shelby County Refunding, Series C,
2.300%, VRD	8,350,000	8,350,000

		61,690,000

Texas—8.33%
Alamo Community College District (Citigroup ROCS,
Series RR-II-R-883WF) (FGIC Insured),
2.480%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue (Morgan
Stanley Floater Certificates, Series 1281) (AMBAC Insured),
2.930%, VRD(1),(2)	7,500,000	7,500,000

Bryan Independent School District (School Building)
(ABN AMRO MuniTops Certificates Trust,
Series 2007-20) (PSF-GTD),
2.440%, VRD(1),(2)	10,005,000	10,005,000

Comal Independent School District (Morgan Stanley
Floater Certificates, Series 2593) (PSF-GTD),
2.480%, VRD(1),(2)	4,550,000	4,550,000

Copperas Cove Independent School District (Wachovia
Bank Merlots), Series D46 (PSF-GTD),
2.720%, VRD(1),(2)	5,400,000	5,400,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Cypress-Fairbanks Independent School District (Citigroup
ROCS, Series RR-II-R-11325) (PSF-GTD),
2.430%, VRD(1),(2)	$4,000,000	$4,000,000

Dallas Waterworks & Sewer Systems Revenue (JP Morgan
PUTTERs, Series 1800B) (AMBAC Insured),
2.680%, VRD(1),(2)	4,025,000	4,025,000

Garland Independent School District (Wachovia Bank
Merlots), Series D44 (PSF-GTD),
2.720%, VRD(1),(2)	5,200,000	5,200,000

Gulf Coast Waste Disposal Authority Pollution Control
Revenue Refunding (AMOCO Oil),
2.600%, VRD	5,500,000	5,500,000

Harris County Health Facilities Development Corp.
Hospital Revenue Refunding (Texas Children’s
Hospital), Series 3,
2.100%, VRD	5,000,000	5,000,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems), Series A-1,
2.650%, VRD	21,000,000	21,000,000

Harris County Refunding (Toll Road Sub Lien), (Pre-refunded
with US Government Securities to 08/01/08 @ 100)
5.000%, due 08/01/08	6,000,000	6,034,951

Houston (JP Morgan PUTTERs),
Series 2231, (FSA Insured),
2.510%, VRD(1),(2)	6,205,000	6,205,000

Series 450, (MBIA Insured),
2.580%, VRD(1),(2)	9,135,000	9,135,000

Lower Colorado River Authority Revenue Refunding
(Unrefunded Balance-2008), Series B (FSA Insured),
6.000%, due 05/15/08	2,375,000	2,378,976

Lower Neches Valley Authority Industrial Development
Corp. Exempt Facilities Revenue Refunding
(ExxonMobil Project), Series A-2,
2.600%, VRD	1,900,000	1,900,000

Manor Independent School District (Citigroup ROCS,
Series RR-II-R-11178) (PSF-GTD),
2.430%, VRD(1),(2)	4,920,000	4,920,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
North Central Texas Health Facility Development Corp. Hospital
Revenue (Baylor Health Care System Project), Series A,
2.450%, VRD	$10,000,000	$10,000,000

Northwest Independent School District (Citigroup ROCS,
Series RR-II-R-11220) (PSF-GTD),
2.430%, VRD(1),(2)	3,595,000	3,595,000

Odessa (JP Morgan PUTTERs, Series 2217) (MBIA Insured),
2.580%, VRD(1),(2)	13,535,000	13,535,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
2.550%, VRD	900,000	900,000

San Antonio Electric & Gas (JP Morgan PUTTERs, Series 2503),
2.510%, VRD(1),(2)	4,300,000	4,300,000

San Antonio Electric & Gas (Morgan Stanley Floater
Certificates, Series 2510),
2.430%, VRD(1),(2)	5,000,000	5,000,000

San Antonio Electric & Gas (Systems-Junior Lien),
2.730%, VRD	4,000,000	4,000,000

San Antonio (Wachovia Bank Merlots), Series D-71,
2.820%, VRD(1),(2)	2,150,000	2,150,000

Southwest Higher Education Authority, Inc.
(Southern Methodist University),
2.630%, VRD	4,715,000	4,715,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
2.430%, VRD(1),(2)	6,215,000	6,215,000

Texas (JP Morgan PUTTERs),
Series 2337,
2.510%, VRD(1),(2)	2,955,000	2,955,000

Series 2481,
2.510%, VRD(1),(2)	2,200,000	2,200,000

Series 2491,
2.510%, VRD(1),(2)	3,050,000	3,050,000

Series 2492,
2.510%, VRD(1),(2)	4,300,000	4,300,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs),
Series 2293,
2.510%, VRD(1),(2)	2,195,000	2,195,000

Series 2563,
2.510%, VRD(1),(2)	4,000,000	4,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Travis County Certificates of Obligation,
3.500%, due 03/01/09	$2,450,000	$2,481,139

Tyler Health Facilities Development Corp. Hospital
Revenue (Mother Frances Hospital), Series B,
2.450%, VRD	13,100,000	13,100,000

University of Texas University Revenues
(Financing Systems), Series B,
2.200%, VRD	20,900,000	20,900,000

		220,095,066

Utah—1.01%
Intermountain Power Agency Power Supply Revenue
Refunding, Series A (MBIA Insured),
6.000%, due 07/01/08	4,200,000	4,217,291

Jordan School District (Pre-refunded with US
Government Securities to 12/15/08 @ 100),
5.000%, due 12/15/08	2,000,000	2,038,232

Utah Transit Authority Sales Tax Revenue (Morgan
Stanley Floater Certificates, Series 2599),
2.430%, VRD(1),(2)	13,945,000	13,945,000

Utah Transit Authority Sales Tax Revenue, Subseries A,
2.750%, VRD	5,500,000	5,500,000

Weber County Hospital Revenue (IHC Health Services), Series C
2.650%, VRD	900,000	900,000

		26,600,523

Vermont—0.36%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project), Series A,
3.400%, VRD	9,605,000	9,605,000

Virginia—1.22%
Charlottesville Industrial Development Authority
Educational Facilities Revenue (University of
Virginia Foundation Projects), Series A,
2.380%, VRD	11,540,000	11,540,000

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
2.600%, VRD	3,325,000	3,325,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Virginia—(concluded)
Roanoke Industrial Development Authority Hospital
Revenue (Carilion Health Systems), Series B-2,
2.540%, VRD	$14,000,000	$14,000,000

Virginia State, Series B,
5.000%, due 06/01/08	3,285,000	3,290,755

		32,155,755

Washington—4.78%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs),
Series 2482, (FSA Insured),
2.510%, VRD(1),(2)	6,600,000	6,600,000

Series 2643Z,
2.510%, VRD(1),(2)	4,995,000	4,995,000

Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (Wachovia Bank Merlots),
Series D76 (FSA Insured),
2.820%, VRD(1),(2)	5,000,000	5,000,000

Central Puget Sound Regional Transportation Authority
Sales Tax & Motor (JP Morgan PUTTERs,
Series 2433) (FGIC Insured),
2.930%, VRD(1),(2)	11,555,000	11,555,000

Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
2.680%, VRD(1),(2)	15,735,000	15,735,000

King County (JP Morgan PUTTERs, Series 1184) (FGIC Insured),
2.680%, VRD(1),(2)	8,340,000	8,340,000

King County Sewer Revenue (Junior Lien), Series A,
2.550%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
2.480%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001,
Electric Revenue Refunding (Generation Systems),
Series A (FSA Insured),
2.500%, VRD	7,790,000	7,790,000

University of Washington University Revenues (Bank of
America Austin Certificates, Series 2007-1016)
(AMBAC Insured),
2.510%, VRD(1),(2)	6,665,000	6,665,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
Washington Health Care Facilities Authority Revenue
(Multicare Health Systems), Series D (FSA Insured),
2.650%, VRD	$4,050,000	$4,050,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
2.580%, VRD	7,720,000	7,720,000

Washington Motor Vehicle Fuel Tax, Series B (Depfa
Floating Certificates Series 3003),
2.500%, VRD(1),(2)	3,750,000	3,750,000

Washington State (Citigroup ROCS,
Series RR-II-R-11298) (FSA Insured),
2.480%, VRD(1),(2)	4,995,000	4,995,000

Series-RR-II-R-12220),
2.420%, VRD(1),(2)	4,800,000	4,800,000

Washington State Housing Finance Commission
Nonprofit Housing Revenue (Franke Tobey Jones Project),
2.360%, VRD	1,000,000	1,000,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Rockwood Retirement Program), Series A,
2.360%, VRD	1,875,000	1,875,000

Washington State Housing Finance Commission Nonprofit
Revenue (Bush School Project),
2.440%, VRD	6,700,000	6,700,000

Washington State Housing Finance Commission Nonprofit
Revenue (Seattle Art Museum Project),
2.400%, VRD	11,600,000	11,600,000

Washington State Housing Finance Commission Nonprofit
Revenue Refunding (YMCA Snohomish County Project),
2.450%, VRD	730,000	730,000

		126,265,000

Wisconsin—0.14%
Wisconsin Clean Water Revenue (JP Morgan PUTTERs,
Series 2531),
2.510%, VRD(1),(2)	3,785,000	3,785,000

Wyoming—0.16%
Sweetwater County Hospital Revenue (Memorial
Hospital Project), Series A,
2.580%, VRD	3,530,000	3,530,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Municipal bonds and notes—(concluded)

Wyoming—(concluded)
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project), Series B,
2.850%, VRD	$600,000	$600,000

		4,130,000

Total municipal bonds and notes (cost—$1,960,153,259)		1,960,153,259

Tax-exempt commercial paper—17.62%

Arizona—0.87%
Phoenix Civic Improvement Corp. Water Systems,
1.450%, due 05/07/08	14,000,000	14,000,000

Salt River Agricultural Improvement District,
1.450%, due 05/06/08	9,000,000	9,000,000

		23,000,000

Connecticut—0.40%
Yale University,
1.300%, due 05/12/08	5,000,000	5,000,000

1.250%, due 06/09/08	5,660,000	5,660,000

		10,660,000

District of Columbia—0.35%
Washington D.C. Metro Area Transit Authority,
1.400%, due 05/07/08	1,300,000	1,300,000

1.450%, due 06/05/08	8,000,000	8,000,000

		9,300,000

Florida—0.21%
Jacksonville Electric Authority,
1.420%, due 07/07/08	5,500,000	5,500,000

Georgia—1.19%
Emory University,
1.630%, due 06/05/08	10,000,000	10,000,000

Municipal Electric Authority of Georgia,
1.450%, due 05/16/08	7,000,000	7,000,000

2.200%, due 05/27/08	14,500,000	14,500,000

		31,500,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—1.84%
Evanston Hospital,
1.650%, due 05/15/08	$10,000,000	$10,000,000

1.800%, due 07/10/08	15,000,000	15,000,000

1.450%, due 07/17/08	10,000,000	10,000,000

Illinois Educational Facilities Authority (Pooled Finance),
1.350%, due 06/09/08	7,700,000	7,700,000

Illinois Educational Facilities Authority Revenue,
1.100%, due 05/22/08	6,000,000	6,000,000

		48,700,000

Maryland—2.40%
Baltimore County,
1.000%, due 05/07/08	1,000,000	1,000,000

1.350%, due 06/04/08	25,000,000	25,000,000

1.450%, due 06/04/08	5,000,000	5,000,000

John Hopkins Hospital,
1.300%, due 05/06/08	6,000,000	6,000,000

1.350%, due 06/02/08	18,933,000	18,933,000

1.400%, due 06/05/08	7,400,000	7,400,000

		63,333,000

Massachusetts—1.03%
Boston Water & Sewer,
0.950%, due 05/06/08	4,600,000	4,600,000

Massachusetts Water Authority,
1.270%, due 06/06/08	12,000,000	12,000,000

1.300%, due 07/09/08	7,500,000	7,500,000

State of Massachusetts,
1.350%, due 05/12/08	3,000,000	3,000,000

		27,100,000

Minnesota—0.76%
Mayo Clinic,
1.150%, due 06/11/08	10,000,000	10,000,000

1.450%, due 06/16/08	10,000,000	10,000,000

		20,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Nebraska—0.26%
Nebraska Public Power District,
1.350%, due 05/12/08	$2,000,000	$2,000,000

Omaha Public Power District,
1.150%, due 05/09/08	5,000,000	5,000,000

		7,000,000

Nevada—0.23%
Las Vegas Convention Center,
2.250%, due 05/19/08	6,000,000	6,000,000

New York—0.76%
New York City Municipal Water Authority,
1.950%, due 05/01/08	10,000,000	10,000,000

2.250%, due 05/01/08	10,000,000	10,000,000

		20,000,000

Ohio—0.38%
Case Western University,
1.080%, due 06/11/08	10,000,000	10,000,000

Oklahoma—0.11%
Oklahoma City Water Utilities,
1.450%, due 05/06/08	3,000,000	3,000,000

Pennsylvania—0.57%
Montgomery County,
1.300%, due 05/19/08	15,000,000	15,000,000

South Carolina—0.46%
South Carolina Public Service,
1.400%, due 05/21/08	12,090,000	12,090,000

Tennessee—1.13%
State of Tennessee,
1.100%, due 06/12/08	10,000,000	10,000,000

Tennessee State School Bond Authority,
1.400%, due 06/03/08	10,000,000	10,000,000

1.370%, due 06/10/08	10,000,000	10,000,000

		30,000,000

Texas—3.46%
City of Houston,
1.380%, due 06/03/08	20,000,000	20,000,000

Dallas Area Rapid Transit,
1.500%, due 05/14/08	5,000,000	5,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2008

	Face
	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
Harris County,
1.200%, due 05/09/08	$2,675,000	$2,675,000

Harris County Metro Transit Authority,
2.250%, due 06/12/08	30,000,000	30,000,000

Harris County Toll Road,
1.400%, due 07/08/08	4,740,000	4,740,000

Texas Public Finance Authority,
1.500%, due 05/19/08	9,000,000	9,000,000

University of Texas,
1.430%, due 06/06/08	10,000,000	10,000,000

2.800%, due 06/06/08	10,000,000	10,000,000

		91,415,000

Washington—1.21%
King County Sewer Revenue,
1.380%, due 06/03/08	6,400,000	6,400,000

1.450%, due 06/05/08	18,000,000	18,000,000

Port of Seattle,
1.000%, due 05/07/08	2,500,000	2,500,000

1.250%, due 05/07/08	5,000,000	5,000,000

		31,900,000

Total tax-exempt commercial paper (cost—$465,498,000)		465,498,000

	Number of
	shares

Money market funds(3)—7.27%

AIM Tax Free Investments,
2.320%	85,300,000	85,300,000

Blackrock Provident Municipal Fund,
2.465%	106,900,000	106,900,000

Total money market funds (cost—$192,200,000)		192,200,000

Total investments (cost—$2,617,851,259
which approximates cost for federal
income tax purposes)—99.08%		2,617,851,259

Other assets in excess of liabilities—0.92%		24,264,300

Net assets—100.00%		$2,642,115,559

Tax-Free Master Fund

Statement of net assets—April 30, 2008

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 16.66% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rates shown reflect yield at April 30, 2008.
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2008 and reset periodically.

Weighted average maturity—23 days

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “ feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 to April 30, 2008.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “ Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08	during the period

Actual	$1,000.00	$1,020.20	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.37	0.50	0.10

Treasury Master Fund
	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08	during the period

Actual	$1,000.00	$1,014.60	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.37	0.50	0.10

Tax-Free Master Fund
	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	November 1, 2007	April 30, 2008	11/01/07 to 04/30/08	during the period

Actual	$1,000.00	$1,013.50	$0.00	0.00%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.86	0.00	0.00

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/08

Weighted average maturity(1)	51 days

Net assets (bln)	$13.9

Portfolio composition(2)	04/30/08

Commercial paper	41.3%

US government agency obligations	14.7

Certificates of deposit	14.3

Short-term corporate obligations	13.6

Money market funds	9.1

Repurchase agreements	8.6

Time deposit	2.3

US master note	2.2

Bank notes	1.6

Funding agreement	1.1

Other assets less liabilities	(8.8)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/08

Weighted average maturity(1)	17 days

Net assets (bln)	$ 6.7

Portfolio composition(2)	04/30/08

Repurchase agreements	74.8%

US government obligations	25.2

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/08

Weighted average maturity(1)	23 days

Net assets (bln)	$ 2.6

Portfolio composition(2)	04/30/08

Municipal bonds and notes	74.2%

Tax-exempt commercial paper	17.6

Money market funds	7.3

Other assets less liabilities	0.9

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the period
August 28, 2007(1) to
April 30, 2008

Prime Master Fund
Investment income:
Interest	$357,780,848

Securities lending income (includes $33,826 earned
from an affiliated entity)	2,000,056

359,780,904

Expenses:
Investment advisory and administration fees	8,248,769

Trustees’ fees	48,294

Net expenses	8,297,063

Net investment income	351,483,841

Net realized gain from investment activities	2,834

Net increase in net assets resulting from operations	$351,486,675

Treasury Master Fund
Investment income:
Interest	$91,327,275

Securities lending income	470,396

91,797,671

Expenses:
Investment advisory and administration fees	2,978,546

Trustees’ fees	21,821

Net expenses	3,000,367

Net investment income	88,797,304

Net realized gain from investment activities	392,560

Net increase in net assets resulting from operations	$89,189,864

Tax-Free Master Fund
Investment income:
Interest	$33,049,081

Expenses:
Investment advisory and administration fees	1,198,014

Interest expense	14,499

Trustees’ fees	12,804

1,225,317

Less: Feewaiver by advisor	(1,210,818)

Net expenses	14,499

Net investment income	33,034,582

Net realized gain from investment activities	324,901

Net increase in net assets resulting from operations	$33,359,483

(1)	Commencement of operations.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

For the period
August 28, 2007(1) to
April 30, 2008

Prime Master Fund

From operations:
Net investment income	$351,483,841

Net realized gain from investment activities	2,834

Net increase in net assets resulting from operations	351,486,675

Net increase in net assets from beneficial interest transactions	13,596,614,184

Net increase in net assets	13,948,100,859

Net assets:
Beginning of period	—

End of period	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$88,797,304

Net realized gain from investment activities	392,560

Net increase in net assets resulting from operations	89,189,864

Net increase in net assets from beneficial interesttransactions	6,622,194,093

Net increase in net assets	6,711,383,957

Net assets:
Beginning of period	—

End of period	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$33,034,582

Net realized gain from investment activities	324,901

Net increase in net assets resulting from operations	33,359,483

Net increase in net assets from beneficial interest transactions	2,608,756,076

Net increase in net assets	2,642,115,559

Net assets:
Beginning of period	—

End of period	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the period
	August 28, 2007(1) to
	April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$13,948,101

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$6,711,384

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)

Net investment income to average net assets	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2008, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,116,193, $563,925 and $202,005, respectively, for investment advisory and administration fees.

In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through August 31, 2008. At April 30, 2008, UBS Global AM owed Tax-Free Master Fund $206,411 for fee waivers. For the period ended April 30, 2008, UBS Global AM voluntarily waived $1,210,818.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended April 30, 2008, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$10,552,435,592

Treasury Master Fund	97,058,000,000

Tax-Free Master Fund	1,462,560,880

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Master Fund’s securities lending program. UBS Securities LLC is the Master Funds’ lending agent. For the period ended April 30, 2008, UBS Securities LLC earned $378,028 and $114,864, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Fund’s lending agent. At April 30, 2008, Prime Master Fund and Treasury Master Fund owed UBS Securities LLC $111,456 and $22,094, respectively, in compensation for services as its lending agent. Tax-Free Master Fund did not loan any securities during the period ended April 30, 2008.

At April 30, 2008, the Prime Master Fund and Treasury Master Fund had securities on loan having a market value of $1,236,138,362 and $1,237,393,750, respectively. Treasury Master Fund’s custodian held US government securities having an aggregate value of $1,255,880,764 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

$40,150	US Treasury Inflation Index Bond	02/15/15	11.250%	$60,371,495

741,360	US Treasury Inflation Index Bond	01/15/25	2.375	885,747,125

40,000	US Treasury Inflation Index Bond	04/15/28	3.625	65,947,286

157,315	US Treasury Principal Strip	11/15/21	8.000	85,500,703

130,250	US Treasury Principal Strip	11/15/27	6.125	52,060,925

295,970	US Treasury Principal Strip	05/15/30	6.250	106,253,230

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the period ended April 30, 2008, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $11,434,153 for 11 days with a related weighted average annualized interest rate of 4.15%, which resulted in $14,499 of interest expense.

Other liabilities
At April 30, 2008, the Master Funds had the following liabilities outstanding*:

	Other	Payable for cash
	accrued	collateral from
	expenses	securities loaned

Prime Master Fund	—	$1,263,412,698

Tax-Free Master Fund	$580	—

*	Excludes investment advisory and administration fees and securities lending fees payable.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Beneficial interest transactions

For the
period ended
Prime Master Fund	April 30, 2008*

Contributions	$28,835,187,449

Withdrawals	(15,238,573,265)

Net increase in beneficial interest	$13,596,614,184

For the
period ended
Treasury Master Fund	April 30, 2008*

Contributions	$11,602,791,250

Withdrawals	(4,980,597,157)

Net increase in beneficial interest	$6,622,194,093

For the
period ended
Tax-Free Master Fund	April 30, 2008*

Contributions	$5,538,506,447

Withdrawals	(2,929,750,371)

Net increase in beneficial interest	$2,608,756,076

*	The Master Fund commenced operations on August 28, 2007.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from August 28, 2007 (commencement of operations) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2008, and the results of their operations, the changes in their net assets and the financial highlights for period from August 28, 2007 to April 30, 2008, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2008

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of Time served	Principal occupation(s) during past 5 years

Meyer Feldberg; †† 66 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 30 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Independent Trustees
Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 73 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 67 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 61 McLarty Associates 900 17th Street, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 67 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Heather R. Higgins; 48 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She has also served on the board of the Hoover Institution (executive committee) (1995–2000 and 2001–2007).

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Thomas Disbrow*; 42	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 43	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 50	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global Asset Management—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global Asset Management—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 40	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Tammie Lee*; 37	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 38	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since October 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph McGill*; 46	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant General counselat J. P. Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 42	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Robert Sabatino**; 34	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of two investment companies (consisting of fourteen portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Andrew Shoup*; 51	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Kai R. Sotorp**; 49	President	Since 2006	Mr. Sotorp is Head–Americas for UBS Global Asset Management (since 2004); a member of the board of Adams Street Partners, LLC (since 2008); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 102 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Keith A. Weller*; 46	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Officers of the Trust are appointed by the trustees and serve at the pleasure of the Board.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $199,900 and $159,000, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $24,800 and $15,092, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2007 and 2006 semiannual financial statements and (2) review of the consolidated 2006 and 2005 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:
In each of the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $56,500 and $45,800, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:
In each of the fiscal years ended April 30, 2008 and April 30, 2007, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through May 2007)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

...

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended April 30, 2008, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)	For the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate fees billed by E&Y of $1,914,444 and $2,369,224, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

		2008	2007
	Covered Services	$81,300	$60,892
	Non-Covered Services	1,833,144	2,308,332

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant’s Report on Form N-CSR filed July 6, 2004 (Accession Number: 0001047469-04-022586)(SEC File No. 811-08767).

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 30, 2008